AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 24, 2011

FILE NOS. 333-169727

811-22480

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. 2

Post-Effective Amendment No.    ☐

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 2

ADVISER MANAGED TRUST

(Exact Name of Registrant as Specified in Charter)

One Freedom Valley Drive, Oaks, PA 19456

(Address of Principal Executive Offices) (Zip code)

610-676-1000

(Registrant’s Telephone Number, including Area Code)

NAME AND ADDRESS OF AGENT FOR SERVICE:	COPY TO:
Timothy D. Barto, Esq.	Timothy W. Levin, Esq.
SEI Investments Company	Morgan, Lewis & Bockius LLP
One Freedom Valley Drive	1701 Market Street
Oaks, Pennsylvania 19456	Philadelphia, Pennsylvania 19103

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

ADVISER MANAGED TRUST

PROSPECTUS

January 31, 2011

TACTICAL OFFENSIVE EQUITY FUND (TCOEX)

TACTICAL OFFENSIVE FIXED INCOME FUND (TCOFX)

TACTICAL DEFENSIVE FUND (TCDFX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

Not all Funds appearing in this prospectus are available for purchase in all states.  You may purchase Fund shares only if they are registered in your state.

About This Prospectus

FUND SUMMARIES
TACTICAL OFFENSIVE EQUITY FUND	3
TACTICAL OFFENSIVE FIXED INCOME FUND	8
TACTICAL DEFENSIVE FUND	14
SUMMARY OF OTHER INFORMATION ABOUT THE FUNDS	19
PURCHASE AND SALE OF FUND SHARES	19
TAX INFORMATION	19
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES	19
MORE INFORMATION ABOUT INVESTMENTS	19
MORE INFORMATION ABOUT RISKS	20
RISK INFORMATION COMMON TO THE FUNDS	20
MORE INFORMATION ABOUT PRINCIPAL RISKS	20
INVESTMENT ADVISER AND SUB-ADVISERS	26
INFORMATION ABOUT FEE WAIVERS	27
SUB-ADVISERS AND PORTFOLIO MANAGERS	27
PURCHASING, EXCHANGING AND SELLING FUND SHARES	30
HOW TO PURCHASE FUND SHARES	30
PRICING OF FUND SHARES	31
FREQUENT PURCHASES AND REDEMPTION OF FUND SHARES	33
FOREIGN INVESTORS	33
CUSTOMER IDENTIFICATION AND ANTI-MONEY LAUNDERING PROGRAM	33
HOW TO EXCHANGE YOUR FUND SHARES	34
HOW TO SELL YOUR FUND SHARES	35
RECEIVING YOUR MONEY	35
REDEMPTIONS IN KIND	35
SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES	35
TELEPHONE TRANSACTIONS	36
DISTRIBUTION AND SERVICE OF FUND SHARES	36
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	36
DIVIDENDS, DISTRIBUTIONS AND TAXES	36
DIVIDENDS AND DISTRIBUTIONS	36
TAXES	37
HOW TO OBTAIN MORE INFORMATION ABOUT ADVISER MANAGED TRUST	Back Cover

2

TACTICAL OFFENSIVE EQUITY FUND

Fund Summary

Investment Goal

Capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution (12b-1) Fees	None
Other Expenses	0.55%*
Total Annual Fund Operating Expenses	1.25%

*                                         Other expenses are based on estimated amounts for the current fiscal year, assuming the Fund is an active component of the Adviser Managed Strategy, as discussed further below.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Tactical Offensive Equity Fund	$127	$397

PORTFOLIO TURNOVER

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

ADVISER MANAGED STRATEGY COMPONENT

Only persons who are clients of the Financial Adviser (as defined below) and who participate in the Adviser Managed Strategy should invest in the Fund.  The Fund may not be purchased by any

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other investor.  The Fund is designed to be a component of a broader strategy employed by a third party investment manager (Financial Adviser) for the benefit of its clients.  The Financial Adviser seeks to take advantage of broad market changes by tactically shifting its clients’ assets among the Fund, the Tactical Offensive Fixed Income Fund, the Tactical Defensive Fund and a money market fund affiliated with the Fund, depending on the Financial Adviser’s evaluation of current market conditions (Adviser Managed Strategy).  The Financial Adviser is not the adviser to the Fund, and is not affiliated with SEI Investments Management Corporation (SIMC), the adviser to the Fund.  The Adviser Managed Strategy is based on models developed by the Financial Adviser and is not subject to the oversight of or input from SIMC.

When the Financial Adviser determines to reallocate its clients’ assets to one or more of the other funds that compose the Adviser Managed Strategy, the Financial Adviser will request the redemption of all of the shares for which the Financial Adviser exercises investment discretion.  The Financial Adviser’s redemption request will cause the Fund to liquidate substantially all of its assets in order to fulfill the redemption request.  Once the shares for which the Financial Adviser exercises investment discretion are redeemed, the Fund will no longer be an active component of the Adviser Managed Strategy.  When the Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in exchange-traded funds (ETFs) that are designed to track the performance of the broad equity market.  The Fund could be invested in these types of investments for extended periods of time.  At such times, SIMC will actively manage the assets of the Fund and no Sub-Adviser will manage the assets of the Fund.  Although not currently contemplated, the Financial Adviser may provide the operating capital for the Fund when the Fund is not an active component of the Adviser Managed Strategy.

INVESTMENT STRATEGY

Under normal circumstances and when the Fund is an active component of the Adviser Managed Strategy, the Fund will invest at least 80% of its net assets in equity securities of U.S. and non-U.S. issuers of various market capitalizations and industries.  The equity securities the Fund may purchase include common stocks, preferred stocks, depository receipts and exchange-traded funds (ETFs) that are designed to track an underlying basket of equity securities.  The Fund may also invest in futures contracts and forward contracts for hedging purposes, including to seek to manage the Fund’s currency exposure to foreign securities and mitigate the Fund’s overall level of risk.  It is expected that the Fund will invest at least 60% of its assets in common stocks and other equity securities of issuers located in the United States and up to 40% of its assets in common stocks and other equity securities of issuers located outside the United States, although these percentages may vary depending on the adviser’s assessment of the markets.  With respect to its investment in issuers located outside the United States, the Fund will invest primarily in companies located in developed countries, but may also invest up to 20% of its assets in companies located in emerging markets.

The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC.  As stated above, when the Fund is not an active component of the Adviser Managed Strategy, SIMC will act as the sole manager to the Fund and no Sub-Advisers will be used.

Due to its investment strategy, the Fund may buy and sell securities frequently.

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Principal Risks

Adviser Managed Strategy Risk — The Fund is a component of a broader investment strategy employed by the Financial Adviser known as the Adviser Managed Strategy.  Pursuant to the Adviser Managed Strategy, the Financial Adviser tactically shifts its clients’ assets among the Fund, the Tactical Offensive Fixed Income Fund, the Tactical Defensive Fund and a money market fund affiliated with the Fund.  These asset shifts among the Funds in the Adviser Managed Strategy (i.e., an exchange of shares of one Fund for shares of another Fund) will be a taxable event to an investor unless the investor is investing in the Fund through a tax-deferred arrangement.  As part of the Adviser Managed Strategy, substantially all of the Fund’s assets will be periodically sold and repurchased at the direction of the Financial Adviser.  These large redemptions and repurchases will have significant effects on the management of the Fund and are expected to result in increased portfolio turnover (and related transaction costs), disruption of portfolio management strategies, and the realization of significant taxable gains.  Accordingly, if notified of an upcoming redemption request, the Fund may begin to liquidate all or substantially all of its assets prior to the submission of the redemption request in an effort to raise the necessary cash and the Fund will not be invested pursuant to its investment strategy during such time.  When the Fund is required to rapidly liquidate a substantial portion of its portfolio to satisfy a large redemption order placed as part of the Adviser Managed Strategy, the Fund may be forced to sell securities at below current market values, or the Fund’s selling activity may drive down the market value of securities being sold.  The Fund may also be required to sell portfolio holdings at a time when the portfolio managers would otherwise not recommend doing so.  For example, if the Fund were to experience a large redemption at a time of high market volatility or during a substantial market decline, the Fund would be forced to liquidate securities even though the portfolio managers may not otherwise choose to do so.  When the Fund receives a large purchase order as a result of the Adviser Managed Strategy the Fund may be required to rapidly purchase portfolio securities.  This may cause the Fund to incur higher than normal transaction costs or may require the Fund to purchase portfolio securities at above current market values.  Further, the Fund’s purchasing activity may drive up the market value of securities being purchased or the Fund may also be required to purchase portfolio holdings at a time when the portfolio managers would otherwise not recommend doing so.  When the Fund is not an active component of the Adviser Managed Strategy, the Fund may miss investment opportunities because the assets necessary to take advantage of such opportunities are tied up in other investments or have been allocated to another fund within the Adviser Managed Strategy.

Credit Risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency Risk - As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Derivatives Risk — The Fund’s use of futures and forward contracts is subject to market risk, leverage risk, correlation risk and liquidity risk.  Leverage risk and liquidity risk are described below.  Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.  The Fund’s use of over-the-counter forward contracts is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above.  Each of the above risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

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Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

Medium Cap/Small Cap Risk — The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small cap and medium cap stocks may be more volatile than those of larger companies.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Loss of money is a risk of investing in the Fund.

Performance Information

As of January 31, 2011, the Fund had not commenced operations, and therefore did not have a performance history.

Management

Investment Adviser and Portfolio Manager.  SEI Investments Management Corporation

Portfolio Manager	Experience with Fund	Title with Adviser
John J. McCue	Since 2011	Vice President, Director of Portfolio Implementations for the Portfolio Execution Team

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Fund	Title with Sub-Adviser
AQR Capital Management,	Clifford Asness	Since 2011	Managing and Founding Principal

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LLC	Jacques Friedman Ronen Israel Lars Nielsen	Since 2011 Since 2011 Since 2011	Principal, Head of Global Stock Selection Principal Principal

Aronson+Johnson+Ortiz, LP	Theodore R. Aronson Stefani Cranston Gina Marie N. Moore Martha E. Ortiz R. Brian Wenzinger Christopher J.W. Whitehead	Since 2011 Since 2011 Since 2011 Since 2011 Since 2011 Since 2011	Managing Principal Principal Principal Principal Principal Principal

Artisan Partners Limited Partnership	Maria Negrete-Gruson, CFA	Since 2011	Portfolio Manager

Brown Investment Advisory Incorporated	Kenneth M. Stuzin, CFA	Since 2011	Partner, Portfolio Manager

Causeway Capital Management LLC	Sarah H. Ketterer Harry W. Hartford James A. Doyle Jonathan P. Eng Kevin Durkin Conor Muldoon	Since 2011 Since 2011 Since 2011 Since 2011 Since 2011 Since 2011	Chief Executive Officer President Director Director Director Director

Lazard Asset Management LLC	Andrew Lacey Daniel Breslin Jai Jacob	Since 2011 Since 2011 Since 2011	Managing Director, Portfolio Manager/Analyst Deputy Chairman, US and Global Strategies Director, Portfolio Manager/Analyst Director, Portfolio Manager/Analyst

Parametric Portfolio Associates LLC	David Stein Thomas Seto	Since 2011 Since 2011	Chief Investment Officer Director of Portfolio Management

Thornburg Investment Management Inc.	William V. Fries, CFA Wendy Trevisani Lei Wang, CFA	Since 2011 Since 2011 Since 2011	Co-Portfolio Manager Co-Portfolio Manager Co-Portfolio Manager

For important information about Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information About the Funds” section on page 19 of this prospectus.

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Tactical Offensive Fixed Income Fund

Fund Summary

Investment Goal

Total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution (12b-1) Fees	None
Other Expenses	0.54%*
Total Annual Fund Operating Expenses	0.89%

*                                         Other expenses are based on estimated amounts for the current fiscal year, assuming the Fund is an active component of the Adviser Managed Strategy, as discussed further below.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Tactical Offensive Fixed Income Fund	$91	$284

PORTFOLIO TURNOVER

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

ADVISER MANAGED STRATEGY COMPONENT

Only persons who are clients of the Financial Adviser (as defined below) and who participate in the Adviser Managed Strategy should invest in the Fund.  The Fund may not be purchased by any other investor.  The Fund is designed to be a component of a broader strategy employed by a third party investment manager (Financial Adviser) for the benefit of its clients.  The Financial Adviser

8

seeks to take advantage of broad market changes by tactically shifting its clients’ assets among the Fund, the Tactical Offensive Equity Fund, the Tactical Defensive Fund and a money market fund affiliated with the Fund, depending on the Financial Adviser’s evaluation of current market conditions (Adviser Managed Strategy).  The Financial Adviser is not the adviser to the Fund, and is not affiliated with SIMC, the adviser to the Fund.  The Adviser Managed Strategy is based on models developed by the Financial Adviser and is not subject to the oversight of or input from SIMC.

When the Financial Adviser determines to reallocate its clients’ assets to one or more of the other funds that compose the Adviser Managed Strategy, the Financial Adviser will request the redemption of all of the shares for which the Financial Adviser exercises investment discretion.  The Financial Adviser’s redemption request will cause the Fund to liquidate substantially all of its assets in order to fulfill the redemption request.  Once the shares for which the Financial Adviser exercises discretion are redeemed, the Fund will no longer be an active component of the Adviser Managed Strategy.  When the Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund’s investment goal.  The Fund could be invested in these types of investments for extended periods of time.  At such times, SIMC will actively manage the assets of the Fund and no Sub-Adviser will manage the assets of the Fund.  Although not currently contemplated, the Financial Adviser may provide the operating capital for the Fund when the Fund is not an active component of the Adviser Managed Strategy.

INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest primarily in investment and non-investment grade (also known as high yield securities or junk bonds) U.S. and foreign, including emerging market, corporate and government fixed income securities.  These investments include U.S. Treasury obligations, obligations issued by agencies or instrumentalities of the U.S. Government, including obligations not guaranteed by the U.S. Treasury, such as obligations issued by U.S. Government sponsored entities, emerging market debt, asset-backed securities, mortgage-backed securities, corporate bonds and debentures, commercial paper, money market instruments, money market funds, mortgage dollar rolls, obligations of supranational entities issued or guaranteed by certain banks and zero coupon obligations, as well as entities organized to restructure the outstanding debt of such issuers.  The Fund may invest in securities denominated in U.S. dollars or in a foreign currency.

The Fund may also invest in futures contracts, forward contracts and swaps for speculative or hedging purposes.  Futures, forwards and swaps are used to synthetically obtain exposure to the securities identified above or baskets of such securities and to manage the Fund’s interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund’s overall level of risk and/or the Fund’s risk to particular types of securities, currencies or market segments.  Interest rate swaps are further used to manage the Fund’s yield spread sensitivity.  When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps.  The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities.

The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision

9

of SIMC.  Sub-Advisers are selected for their expertise in managing various kinds of U.S. fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline.  In addition, SIMC will directly manage a portion of the Fund’s portfolio.

The Fund invests primarily in investment grade securities (those rated AAA, AA, A or BBB-). However, the Fund may invest in non-rated securities or securities rated below investment grade (BB+, B and CCC). Securities rated below investment grade are sometimes referred to as “high yield” securities or “junk bonds.”  The Fund’s portfolio and the Fund’s investments in particular fixed income securities are not subject to any maturity or duration restrictions.

As stated above, when the Fund is not an active component of the Adviser Managed Strategy, SIMC will act as the sole manager to the Fund and no Sub-Advisers will be used.

Due to its investment strategy, the Fund may buy and sell securities frequently.

Principal Risks

Adviser Managed Strategy Risk — The Fund is a component of a broader investment strategy employed by the Financial Adviser known as the Adviser Managed Strategy.  Pursuant to the Adviser Managed Strategy, the Financial Adviser tactically shifts its clients’ assets among the Fund, the Tactical Offensive Equity Fund, the Tactical Defensive Fund and a money market fund affiliated with the Fund.  These asset shifts among the Funds in the Adviser Managed Strategy (i.e., an exchange of shares of one Fund for shares of another Fund) will be a taxable event to an investor unless the investor is investing in the Fund through a tax-deferred arrangement.  As part of the Adviser Managed Strategy, substantially all of the Fund’s assets will be periodically sold and repurchased at the direction of the Financial Adviser.  These large redemptions and repurchases will have significant effects on the management of the Fund and are expected to result in increased portfolio turnover (and related transaction costs), disruption of portfolio management strategies, and the realization of significant taxable gains.  Accordingly, if notified of an upcoming redemption request, the Fund may begin to liquidate all or substantially all of its assets prior to the submission of the redemption request in an effort to raise the necessary cash and the Fund will not be invested pursuant to its investment strategy during such time.  When the Fund is required to rapidly liquidate a substantial portion of its portfolio to satisfy a large redemption order placed as part of the Adviser Managed Strategy, the Fund may be forced to sell securities at below current market values, or the Fund’s selling activity may drive down the market value of securities being sold.  The Fund may also be required to sell portfolio holdings at a time when the portfolio managers would otherwise not recommend doing so.  For example, if the Fund were to experience a large redemption at a time of high market volatility or during a substantial market decline, the Fund would be forced to liquidate securities even though the portfolio managers may not otherwise choose to do so.  When the Fund receives a large purchase order as a result of the Adviser Managed Strategy the Fund may be required to rapidly purchase portfolio securities.  This may cause the Fund to incur higher than normal transaction costs or may require the Fund to purchase portfolio securities at above current market values.  Further, the Fund’s purchasing activity may drive up the market value of securities being purchased or the Fund may also be required to purchase portfolio holdings at a time when the portfolio managers would otherwise not recommend doing so.  When the Fund is not an active component of the Adviser Managed Strategy, the Fund’s investments may not be consistent with the Fund’s investment goal and the Fund may miss investment opportunities because the assets necessary to take advantage of such opportunities are tied up in other investments or have been allocated to another fund within the Adviser Managed Strategy.

10

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.

Below Investment Grade Securities Risk — Fixed income securities rated below investment grade (also known as high yield securities or junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency Risk - As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged.  In either event, the dollar value of an investment in the Fund would be adversely affected.

Derivatives Risk - The Fund’s use of futures, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk.  Leverage and liquidity risk are described below.  Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.  The Fund’s use of swaps and over-the-counter forward contracts is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above.  Each of the above risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Foreign Sovereign Debt Securities Risk — The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

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Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment Risk — The risk that with declining interest rates, fixed income securities with stated maturities may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Loss of money is a risk of investing in the Fund.

Performance Information

As of January 31, 2011, the Fund had not commenced operations, and therefore did not have a performance history.

Management

Investment Adviser and Portfolio Manger. SEI Investments Management Corporation

Portfolio Manager	Experience with Fund	Title with Adviser
Sean Simko	Since 2011	Vice President, Portfolio Manager, Managing Director of SEI Fixed Income Portfolio Management Team

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Fund	Title with Sub-Adviser
Metropolitan West Asset Management LLC	Tad Rivelle Laird Landmann	Since 2011 Since 2011	Chief Investment Officer, Generalist Portfolio Manager, Group Managing Director Generalist Portfolio Manager, Group

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	Stephen Kane Jamie Farnham Gino Nucci Bryan Whalen Mitch Flack	Since 2011 Since 2011 Since 2011 Since 2011 Since 2011	Managing Director Generalist Portfolio Manager, Group Managing Director Specialist Portfolio Manager Specialist Portfolio Manager Specialist Portfolio Manager Specialist Portfolio Manager

Wellington Management Company, LLP	Campe Goodman, CFA	Since 2011	Vice President and Fixed Income Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information About the Funds” section on page 19 of this prospectus.

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TACTICAL DEFENSIVE FUND

Fund Summary

Investment Goal

Preserve principal value and maintain a high degree of liquidity while providing current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
Distribution (12b-1) Fees	None
Other Expenses	0.51%*
Total Annual Fund Operating Expenses	0.81%

*                                         Other expenses are based on estimated amounts for the current fiscal year, assuming the Fund is an active component of the Adviser Managed Strategy, as discussed further below .

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Tactical Defensive Fund	$83	$259

PORTFOLIO TURNOVER

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

ADVISER MANAGED STRATEGY COMPONENT

Only persons who are clients of the Financial Adviser (as defined below) and who participate in the Adviser Managed Strategy should invest in the Fund.  The Fund may not be purchased by any other investor.  The Fund is designed to be a component of a broader strategy employed by a third

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party investment manager (Financial Adviser) for the benefit of its clients.  The Financial Adviser seeks to take advantage of broad market changes by tactically shifting its clients’ assets among the Fund, the Tactical Offensive Fixed Income Fund, the Tactical Offensive Equity Fund and a money market fund affiliated with the Fund, depending on the Financial Adviser’s evaluation of current market conditions (Adviser Managed Strategy).  The Financial Adviser is not the adviser to the Fund, and is not affiliated with SIMC, the adviser to the Fund.  The Adviser Managed Strategy is based on models developed by the Financial Adviser and is not subject to the oversight of or input from SIMC.

When the Financial Adviser determines to reallocate its clients’ assets to one or more of the other funds that compose the Adviser Managed Strategy, the Financial Adviser will request the redemption of all of the shares for which the Financial Adviser exercises investment discretion.  The Financial Adviser’s redemption request will cause the Fund to liquidate substantially all of its assets in order to fulfill the redemption request.  Once the shares for which the Financial Adviser exercises discretion are redeemed, the Fund will no longer be an active component of the Adviser Managed Strategy.  When the Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations.  While such investments are consistent with the Fund’s investment goal, investments made by the Fund when it is not an active component of the Adviser Managed Strategy may differ in certain respects (e.g., higher credit quality, shorter duration, and/or shorter maturity) than investments made by the Fund when the Fund is an active component of the Adviser Managed Strategy.  The Fund could be invested in these types of investments for extended periods of time.  At such times, SIMC will actively manage the assets of the Fund and no Sub-Adviser will manage the assets of the Fund.  Although not currently contemplated, the Financial Adviser may provide the operating capital for the Fund when the Fund is not an active component of the Adviser Managed Strategy.

INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its net assets in investment grade fixed income securities.  The Fund primarily invests in (a) U.S. Treasury obligations, including U.S. Treasury inflation-protected securities (TIPs), and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, including mortgage-backed securities such as those issued by the Government National Mortgage Association (GNMA or Ginnie Mae); (b) securities issued by various entities sponsored by the U.S. government, such as the Federal National Mortgage Association (FNMA or Fannie Mae) and the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac); and (c) repurchase agreements collateralized by such obligations.  In addition, the Fund may invest in mortgage dollar rolls and when issued and delayed delivery securities.  The Fund may also invest in futures contracts, forward contracts and interest rate swaps for speculative or hedging purposes.  Futures, forwards and interest rate swaps are used to synthetically obtain exposure to the securities identified above or baskets of such securities and to manage the Fund’s interest rate duration and yield curve exposure.  These derivatives are also used to mitigate the Fund’s overall level of risk and/or the Fund’s risk to particular types of securities or market segments.  Interest rate swaps are further used to manage the Fund’s yield spread sensitivity.  Entities sponsored by the U.S. government are chartered or sponsored by acts of Congress; however their securities are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the United States government.

Using a top-down strategy and bottom-up security selection, each Sub-Adviser seeks attractively-valued securities with competitive yields. Each Sub-Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads, and the duration of the

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Fund’s entire portfolio. Duration measures the price sensitivity of a fixed income security to changes in interest rates. For example, a five year duration means the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. While the Fund may invest in securities with any maturity or duration, the Sub-Adviser will strive to maintain a portfolio duration of up to four years under normal market conditions. In addition, SIMC will directly manage a portion of the Fund’s portfolio.

The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. As stated above, when the Fund is not an active component of the Adviser Managed Strategy, SIMC will act as the sole manager to the Fund and no Sub-Advisers will be used.

Due to its investment strategy, the Fund may buy and sell securities frequently.

Principal Risks

Adviser Managed Strategy Risk — The Fund is a component of a broader investment strategy employed by the Financial Adviser known as the Adviser Managed Strategy.  Pursuant to the Adviser Managed Strategy, the Financial Adviser tactically shifts its clients’ assets among the Fund, the Tactical Offensive Equity Fund, the Tactical Offensive Fixed Income Fund and a money market fund affiliated with the Fund.  These asset shifts among the Funds in the Adviser Managed Strategy (i.e., an exchange of shares of one Fund for shares of another Fund) will be a taxable event to an investor unless the investor is investing in the Fund through a tax-deferred arrangement.  As part of the Adviser Managed Strategy, substantially all of the Fund’s assets will be periodically redeemed and repurchased at the direction of the Financial Adviser.  Thesee redemptions and repurchases will have significant effects on the management of the Fund and are expected to result in increased portfolio turnover (and related transaction costs), disruption of portfolio management strategies, and the realization of significant taxable gains.  Accordingly, if notified of an upcoming redemption request, the Fund may begin to liquidate all or substantially all of its assets prior to the submission of the redemption request in an effort to raise the necessary cash and the Fund will not be invested pursuant to its investment strategy during such time.  When the Fund is required to rapidly liquidate a substantial portion of its portfolio to satisfy a large redemption order placed as part of the Adviser Managed Strategy, the Fund may be forced to sell securities at below current market values, or the Fund’s selling activity may drive down the market value of securities being sold.  The Fund may also be required to sell portfolio holdings at a time when the portfolio managers would otherwise not recommend doing so.  For example, if the Fund were to experience a large redemption at a time of high market volatility or during a substantial market decline, the Fund would be forced to liquidate securities even though the portfolio managers may not otherwise choose to do so.  When the Fund receives a large purchase order as a result of the Adviser Managed Strategy the Fund may be required to rapidly purchase portfolio securities.  This may cause the Fund to incur higher than normal transaction costs or may require the Fund to purchase portfolio securities at above current market values.  Further, the Fund’s purchasing activity may drive up the market value of securities being purchased or the Fund may also be required to purchase portfolio holdings at a time when the portfolio managers would otherwise not recommend doing so.  When the Fund is not an active component of the Adviser Managed Strategy, the Fund’s investments may differ in certain respects (e.g., higher credit quality, shorter duration, and/or shorter maturity) than investments made by the Fund when the Fund is an active component of the Adviser Managed Strategy and the Fund may miss investment opportunities because the assets necessary to take advantage of such opportunities are tied up in other investments or have been allocated to another fund within the Adviser Managed Strategy.

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Credit Risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Derivatives Risk - The Fund’s use of futures, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk.  Leverage and liquidity risk are described below.  Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.  The Fund’s use of swaps and over-the-counter forward contracts is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above.  Each of the above risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment Risk — The risk that with declining interest rates, fixed income securities with stated interests may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Loss of money is a risk of investing in the Fund.

Performance Information

As of January 31, 2011, the Fund had not commenced operations, and therefore did not have a performance history.

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Management

Investment Adviser and Portfolio Manager.  SEI Investments Management Corporation

Portfolio Manager	Experience with Fund	Title with Adviser
Sean Simko	Since 2011	Vice President, Portfolio Manager, Managing Director of SEI Fixed Income Portfolio Management Team

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Fund	Title with Sub-Adviser
Metropolitan West Asset Management LLC	Tad Rivelle Laird Landmann Stephen Kane Jamie Farnham Gino Nucci Bryan Whalen Mitch Flack	Since 2011 Since 2011 Since 2011 Since 2011 Since 2011 Since 2011 Since 2011

Chief Investment Officer, Generalist Portfolio Manager, Group Managing Director

Generalist Portfolio Manager, Group Managing Director

Generalist Portfolio Manager, Group Managing Director

Specialist Portfolio Manager

Specialist Portfolio Manager

Specialist Portfolio Manager

Specialist Portfolio Manager

Wellington Management Company, LLP	Michael F. Garrett	Since 2011	Senior Vice President and Fixed Income Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information About the Funds” section on page 19 of this prospectus.

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Summary of Other Information About the Funds

Purchase and Sale of Fund Shares

Shares of the Funds will be sold only to clients of the Financial Adviser who participate in the Adviser Managed Strategy (“Eligible Investors”).  The Fund may determine in the future to offer shares of the Fund to other persons.

There is no minimum initial or subsequent investment requirement.  Shares of a Fund may be purchased and redeemed on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).  Eligible Investors may sell their Fund shares by contacting their financial institution or intermediary directly.  Financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Funds’ transfer agent (the Transfer Agent) or the Funds’ authorized agent using certain SEI proprietary systems or calling 1-800-858-7233, as applicable.

Tax Information

The distributions made by the Funds are taxable, and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, you will generally not be subject to federal taxation on Fund distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your own tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of the Funds’ shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

More Information About Investments

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund’s assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers (each, a Sub-Adviser and, together, the Sub-Advisers), who manage portions of the Fund’s assets in a way that they believe will help the Fund achieve its goals. SIMC acts as “manager of managers” for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds’ investment policies and guidelines. SIMC also recommends the appointment of additional or replacement sub-advisers to the Funds’ Board of Trustees.  In addition, SIMC will directly manage each of the Funds when the Fund is not an active component in the Adviser Managed Strategy.  Further, SIMC will directly manage a portion of the Tactical Offensive Fixed Income Fund’s portfolio and the Tactical Defensive Fund’s portfolio.

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The investments and strategies described in this prospectus are those that SIMC and the Sub-Advisers use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes or when a Fund is not an active component in the Adviser Managed Strategy, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with a Fund’s objectives.  Of course, there is no guarantee that any Fund will achieve its investment goal.

The Funds’ investment goals are not fundamental and, therefore, may be changed by the Funds’ Board of Trustees without shareholder approval.

The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. This prospectus describes the Funds’ primary investment strategies. However, each Fund may also invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds’ Statement of Additional Information (SAI).

More Information About Risks

Risk Information Common to the Funds

Investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which those securities trade. The effect on a Fund’s share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

More Information About Principal Risks

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities Risk—The Tactical Offensive Fixed Income Fund may invest in asset-backed securities. Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the

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prepayment risk associated with mortgage-backed securities, which is discussed above. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Below Investment Grade Securities (also known as High Yield Securities or Junk Bonds) Risk —The Tactical Offensive Fixed Income Fund may invest in below investment grade securities (junk bonds). Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds, particularly those issued by foreign governments, is even greater since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

Corporate Fixed Income Securities Risk —The Tactical Offensive Fixed Income Fund may invest in corporate fixed income securities. Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers’ sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Credit Risk—The Funds are subject to credit risk, which means each Fund is subject to the risk that a decline in the credit quality of an investment could cause the Fund to lose money. The Funds could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations.

Currency Risk —The Tactical Offensive Equity and Tactical Offensive Fixed Income Funds take passive positions in currencies, which involves different techniques and risk analyses than the Funds’ purchase of securities. Currency exchange rates may fluctuate in response to factors extrinsic to that country’s economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Delayed Delivery Transactions Risks — The Tactical Defensive Fund may purchase or sell securities on a when-issued or delayed delivery basis.  These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period.  When delayed delivery purchases

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are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price.  When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value.  The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss.  When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Equity Market Risk —Since it may purchase equity securities, the Tactical Offensive Equity Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Exchange-Traded Funds Risk —The Tactical Offensive Equity Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Funds invest in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Fixed Income Market Risk —The prices of the Funds’ fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Funds’ fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk —The Tactical Offensive Equity and Tactical Offensive Fixed Income Funds may invest in foreign issuers, including issuers located in emerging market countries. Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Funds’ investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

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Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing.  Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Funds’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Foreign Sovereign Debt Securities—The Tactical Offensive Fixed Income Fund may purchase foreign sovereign debt securities.  Investing in fixed and floating rate foreign sovereign debt securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. The foreign sovereign debt securities and “Brady Bonds” that the Fund may purchase involve specific risks, including the risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Futures Risk — The Funds may use futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price.  The risks of futures include (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk.  Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage.  Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Funds may experience losses that exceed losses experienced by funds that do not use futures contracts.  There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge.  Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.  Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities.  While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid.  Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading.  Additionally, government regulation may further reduce liquidity through similar trading restrictions.  As a result, the Funds may be unable to close out their futures contracts at a time which is advantageous.  The successful use of futures depends upon a variety of factors, particularly the ability of the adviser and sub-adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities.  There can be no assurance that any particular futures strategy adopted will succeed.

Interest Rate Risk—The Funds are subject to interest rate risk.  Interest rate risk is the risk that the Funds’ yields will decline due to falling interest rates. A rise in interest rates typically causes a fall in values of fixed income securities, including U.S. Government securities, in which the Funds invest, while a fall in interest rates typically causes a rise in values in such securities..

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Leverage Risk—Certain Fund transactions, such as derivatives or reverse repurchase agreements, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Funds’ share price and make the Funds’ returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds’ portfolio securities. The use of leverage may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk —Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Mortgage-Backed Securities Risk —The Tactical Offensive Fixed Income Fund and Tactical Defensive Fund may invest in mortgage-backed securities. Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Funds’ mortgage-backed securities and, therefore, to assess the volatility risk of the Funds.

The privately issued mortgage-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury. However, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Funds and affect their share price.

Mortgage Dollar Rolls Risk — The Tactical Offensive Fixed Income Fund and the Tactical Defensive Fund may invest in mortgage dollar rolls, which are transactions in which a Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date.  During the roll period, a Fund forgoes principal and interest paid on such securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. At the end of the roll commitment period, a Fund may or may not take delivery of the securities it has contracted to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.  If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the

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term of the mortgage dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held.

Swap Agreements Risks — The Tactical Offensive Fixed Income Fund and Tactical Defensive Fund may use swaps, which are agreements whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount.  Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a “cap” or “floor,” respectively).  A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities.  Swap agreements involve the risk that the party with whom a Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation.  If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Like a long or short position in a physical security, credit default swaps are subject to the same factors that cause changes in the market value of the underlying asset it is attempting to replicate.

U.S. Government Securities Risk — The Tactical Offensive Fixed Income Fund and Tactical Defensive Fund may invest in U.S. Government securities.  Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources and, therefore, such obligations are not backed by the full faith and credit of the United States government.

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Investment Adviser and Sub-Advisers

SIMC acts as the manager of managers of the Funds, and is responsible for the investment performance of the Funds since it allocates each Fund’s assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.  Further, SIMC will directly manage a portion of the Tactical Offensive Fixed Income Fund’s portfolio and the Tactical Defensive Fund’s portfolio.  In addition, when each Fund is not active in the Adviser Managed Strategy, SIMC will directly manage the remaining assets of the Funds.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program.  SIMC oversees the Sub-Advisers to ensure compliance with the Funds’ investment policies and guidelines, and monitors each Sub-Adviser’s adherence to its investment style.  The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC.  SIMC pays the Sub-Advisers out of the investment advisory fees it receives (as described below).

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Funds.  SIMC continuously reviews, supervises and administers each Fund’s investment program.  As of November 30, 2010, SIMC had approximately $90.2 billion in assets under management.  The Funds will pay SIMC advisory fees, as a percentage of the average daily net assets of each Fund, at the following annual rates:

Investment Advisory Fees
Tactical Offensive Equity Fund	0.70%
Tactical Offensive Fixed Income Fund	0.35%
Tactical Defensive Fund	0.30%

A discussion regarding the basis for the Board of Trustees’ approval of the Funds’ investment advisory and sub-advisory agreements will be available in the Funds’ shareholder reports.

When the Tactical Offensive Equity Fund is not an active component of the Adviser Managed Strategy, John J. McCue will manage the assets of the Fund. Mr. McCue has served as Vice President of SIMC since 2004, Director of Portfolio Implementations for SIMC since 1995, and served as Managing Director of Money Market Investments for SIMC from 2003 to 2006.

Sean Simko has served as Vice President, Portfolio Manager and Managing Director of SEI Fixed Income Portfolio Management Team for SIMC since 2005.  Mr. Simko is responsible for the oversight of the SEI Fixed Income Portfolio Management Team’s overall investment process and management of daily trading.  Prior to joining SEI, he was Vice President, Portfolio Manager for Weiss Peck & Greer Investments and responsible for managing approximately $6 billion in assets through various strategies, including short duration, TIPS, structured products, futures and currencies.  Mr. Simko earned a Master of Business Administration from Pennsylvania State University and a Bachelor of Science degree in Business Management from Slippery Rock University, and is a ChFC charterholder.

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Information About Voluntary Fee Waivers

The Funds’ actual total annual fund operating expenses for the current fiscal year are expected to be less than the amounts shown in the Annual Fund Operating Expenses Tables in the Fund Summary sections because the Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor have voluntarily agreed to waive a portion of its fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, trustee fees, taxes and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at the level specified in the table below.  The voluntary waivers of the Funds’ adviser, Funds’ administrator and Funds’ distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (AFFE), if any.  The Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor may discontinue all or part of these waivers at any time.

Fund Name	Total Annual Fund Operating Expenses (before fee waivers)	Total Annual Fund Operating Expenses (after fee waivers)
Tactical Offensive Equity Fund	1.25%	1.10%

Tactical Offensive Fixed Income Fund	0.89%	0.80%

Tactical Defensive Fund	0.81%	0.60%

Sub-Advisers and Portfolio Managers

TACTICAL OFFENSIVE EQUITY FUND:

AQR Capital Management, LLC: AQR Capital Management, LLC (AQR), located at 2 Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830, serves as a Sub-Adviser to the Tactical Offensive Equity Fund. Clifford Asness, Ph.D., Jacques Friedman, Ronen Israel and Lars Nielsen manage the portion of the Tactical Offensive Equity Fund’s assets allocated to AQR. Mr. Asness, Managing and Founding Principal, co-founded AQR in 1998 and has been responsible for the day-to-day management of the firm’s investment strategies since 1998. Mr. Friedman, Principal, joined AQR at its inception in 1998. He is co-head portfolio manager and has been a founding member of the Global Stock Selection team since 1998, which is responsible for managing all of AQR’s equity strategies. Messrs. Israel and Nielsen are both Principals and have also been portfolio managers of the Global Stock Selection team since joining AQR in 1999 and 2000, respectively.

Aronson+Johnson+Ortiz, LP: Aronson+Johnson+Ortiz LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a Sub-Adviser to the Tactical Offensive Equity Fund. A team of investment professionals manages the portion of the Tactical Offensive Equity Fund’s assets allocated to AJO. Theodore R. Aronson, CFA, CIC, has been Managing Principal and a portfolio manager at AJO since he founded the firm in 1984. Martha E. Ortiz, CFA, CIC, Principal, has been a portfolio manager and trader with AJO since 1987. Ms. Ortiz oversees trading and is in charge of portfolio implementation. Stefani Cranston,

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CFA, CPA, Principal, has been a portfolio manager and portfolio and financial accountant with AJO since 1991. Gina Marie N. Moore, CFA, CPA, Principal, has been a portfolio manager and research analyst with AJO since 1998.  R. Brian Wenzinger, CFA, Principal, has been a portfolio manager and research analyst with AJO since 2000. Christopher J. W. Whitehead, CFA, Principal, has been a research analyst and portfolio accountant with AJO since 2000; he was named a portfolio manager effective December 16, 2009. Given AJO’s quantitative approach to asset management, the investment professionals listed above work equally in managing the portion of the Tactical Offensive Equity Fund’s assets allocated to AJO.

Artisan Partners Limited Partnership: Artisan Partners Limited Partnership (Artisan), located at 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202, serves as a Sub-Adviser to the Tactical Offensive Equity Fund. Maria Negrete-Gruson, CFA, serves as portfolio manager of the portion of the Tactical Offensive Equity Fund’s assets allocated to Artisan and is responsible for researching investment opportunities and the securities selection process. Ms. Negrete-Gruson is a Managing Director of Artisan and serves as the portfolio manager for Artisan’s emerging markets portfolios. Prior to joining Artisan in 2006, she was a portfolio manager for DuPont Capital Management’s emerging markets equity portfolios for more than five years.

Brown Investment Advisory Incorporated: Brown Investment Advisory Incorporated (Brown Advisory), located at 901 South Bond Street, Suite 400, Baltimore, MD 21231, serves as a Sub-Adviser to the Tactical Offensive Equity Fund. Kenneth M. Stuzin, CFA, is Brown Advisory’s Institutional Large Cap Growth Portfolio Manager. He has been a portfolio manager for the Brown Advisory Growth Equity Fund (BIAGX) since its inception in June 1999 and assumed the role of lead manager in March 2008.

Causeway Capital Management LLC: Causeway Capital Management LLC (Causeway), located at 11111 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025, serves as a Sub-Adviser to the Tactical Offensive Equity Fund.  A team of portfolio managers will manage Causeway’s portion of the Tactical Offensive Equity Fund.  The team consists of Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng, Kevin Durkin, and Conor Muldoon.  Sarah H. Ketterer is the chief executive officer of Causeway and is responsible for research in the global financials and industrials sectors.  Ms. Ketterer co-founded Causeway in June 2001.  Harry W. Hartford is the president of Causeway and is responsible for research in the global financials, materials, and industrials sectors.  Mr. Hartford co-founded Causeway in June 2001.  James A. Doyle is a director of Causeway and is responsible for research in the global consumer discretionary, healthcare, and information technology sectors.  Mr. Doyle joined Causeway in June 2001.  Jonathan P. Eng is a director of Causeway and is responsible for research in the global consumer discretionary and industrials sectors.  Mr. Eng joined Causeway in July 2001.  Kevin Durkin is a director of Causeway and is responsible for research in the global consumer staples, industrials, and energy sectors.  Mr. Durkin joined Causeway in June 2001.  Conor Muldoon is a director of Causeway and is responsible for research in the global utilities, telecommunications, and material sectors.  Mr. Muldoon joined Causeway in June 2003.

Lazard Asset Management LLC: Lazard Asset Management LLC (Lazard), located at 30 Rockefeller Plaza, New York, New York 10112, serves as a Sub-Adviser to the Tactical Offensive Equity Fund. A team of investment professionals manages the portion of the Tactical Offensive Equity Fund’s assets allocated to Lazard. The team consists of Andrew Lacey, Managing Director, Portfolio Manager/Analyst, and Deputy Chairman, U.S. and Global Strategies, Daniel Breslin, Director and Portfolio Manager/Analyst and Jai Jacob, Director and Portfolio Manager/Analyst. Andrew Lacey is Deputy Chairman of Lazard Asset Management responsible for oversight of the firm’s U.S. and global strategies. He is also a Portfolio Manager/Analyst on various U.S. and global equity teams. Andrew began working in the investment field in 1995 when he joined Lazard as a Research Analyst covering the technology sector. From 1989 to 1994, Andrew was a teacher at the Pingry School and Buckingham Browne & Nichols. He has an MBA from Columbia University and a BA (Hons) from the College of Social Studies, Wesleyan University. Andrew is currently on the Board of Trustees of the Link Community School. Daniel Breslin is a Portfolio Manager/Analyst on the U.S. Small-Mid Cap Equity and the U.S. Mid Cap Equity teams, focusing on the Financials, Utilities, Healthcare and interest rate sensitive industries. He began working in the investment field in 1992. Prior to joining Lazard in 2002, Daniel was with Guardian Life and New York Life.  He has an MBA from Pace University and a BA from Rutgers University. Jai Jacob is a Director and Portfolio Manager/Analyst leading the Lazard Multi Strategy investment team. Prior to joining the Multi Strategy investment team, Jai worked in Global Risk Management, Fixed Income, Quantitative Technology and Settlements. He led the development of Lazard’s proprietary Risk Analysis system, and has built quantitative analytical tools for over 40 Lazard investment strategies. Jai began working in the investment field in 1998 upon joining Lazard. He has a BA in English from Cornell University.

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Parametric Portfolio Associates LLC: Parametric Portfolio Associates LLC (Parametric), located at 1151 Fairview Avenue North, Seattle, Washington 98109-4418, serves as a Sub-Adviser to the Tactical Offensive Equity Fund. A team of investment professionals at Parametric, led by David Stein, Managing Director and Chief Investment Officer, and Thomas Seto, Lead Portfolio Manager and Director of Portfolio Management, manages the portion of the Tactical Offensive Equity Fund’s assets allocated to Parametric. Messrs. Stein and Seto have been with Parametric since 1996 and 1998, respectively, and have held their current positions since joining the firm.

Thornburg Investment Management Inc.: Thornburg Investment Management Inc. (TIM), located at 2300 North Ridgetop Road, Santa Fe, New Mexico 87506, serves as a Sub-Adviser to the Tactical Offensive Equity Fund. William V. Fries, CFA, Managing Director and Co-Portfolio Manager, Wendy Trevisani, Managing Director and Co-Portfolio Manager, and Lei Wang, CFA, Managing Director and Co-Portfolio Manager manage the portion of the Tactical Offensive Equity Fund’s assets allocated to TIM. Mr. Fries joined TIM in 1995 as a Managing Director and portfolio manager. He has primary responsibility for portfolio management and analysis of companies as well as evaluation of existing positions and overall equity strategy performance. Ms. Trevisani joined TIM in 1999 as an associate portfolio manager and was named Managing Director in 2003. She is responsible for portfolio management and analysis of companies as well as evaluation of existing positions and overall equity strategy performance. Mr. Wang joined TIM in 2004 as an associate portfolio manager. In 2006, Mr. Wang became Managing Director and co-portfolio manager for the international equity strategy. He is responsible for portfolio management and analysis of companies as well as evaluation of existing positions and overall equity strategy performance.

TACTICAL OFFENSIVE FIXED INCOME FUND AND TACTICAL DEFENSIVE FUND:

Metropolitan West Asset Management LLC: Metropolitan West Asset Management LLC (“MetWest”), located at 865 S. Figueroa Street, Suite 1800, Los Angeles, CA 90017, serves as a Sub-Adviser to the Tactical Offensive Fixed Income and Tactical Defensive Funds. A team of investment professionals manages the portion of the Tactical Offensive Fixed Income Fund’s and the Tactical Defensive Fund’s assets allocated to MetWest.  The team consists of Tad Rivelle, a Generalist Portfolio Manager and MetWest’s Chief Investment Officer, who is responsible for developing the firm’s long-term economic outlook that guides strategies; Laird Landmann, a Generalist Portfolio Manager, whose role is to co-manage security selection and the trade execution process; Jamie Farnham and Gino Nucci, Specialist Portfolio Managers, who manage and oversee the security selection and trade execution process of non-investment grade corporate positions; Stephen Kane, CFA, a Generalist Portfolio Manager and Managing Director, who is responsible for co-managing security selection and the trade execution process; and Bryan Whalen and Mitch Flack, Specialist Portfolio Managers, who manage and oversee the security selection and trade execution of asset-backed and mortgage-backed positions. Mr. Farnham has

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been with MetWest since November 2002. Mr. Nucci has been with MetWest since January 2004.  Mr. Whalen has been a portfolio manager and asset-backed specialist with MetWest since May 2004.   Mr. Flack has been a portfolio manager and mortgage specialist with the MetWest since March 2001.  Messrs. Rivelle, Landmann and Kane founded MetWest in August 1996.

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), located at 280 Congress Street, Boston, Massachusetts 02210, serves as a Sub-Adviser to the Tactical Offensive Fixed Income and Tactical Defensive Funds. Campe Goodman, CFA, Vice President and Fixed Income Portfolio Manager of Wellington Management, has served as portfolio manager of the portion of the Tactical Offensive Fixed Income Fund’s assets allocated to Wellington Management since inception. Mr. Evans joined Wellington Management as an investment professional in 2000.  Michael F. Garrett, Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, has served as portfolio manager of the portion of the Tactical Defensive Fund’s assets allocated to Wellington Management since inception.  Mr. Garrett joined Wellington Management as an investment professional in 1999.

The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership, if any, of securities in the Funds.

Purchasing, Exchanging and Selling Fund Shares

This section tells you how to purchase, exchange and sell (sometimes called redeem) Shares of the Funds.  Shares of the Funds will be sold only to clients of the Financial Adviser who participate in the Adviser Managed Strategy (“Eligible Investors”).  Eligible Investors should consult with the Financial Adviser regarding any fees that it may charge with respect to participation in the Adviser Managed Strategy.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

How to Purchase Fund Shares

Fund shares may be purchased on any Business Day. Financial institutions and intermediaries may purchase, sell or exchange Shares by placing orders with the Transfer Agent or the Funds’ authorized agent. Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Funds’ wire agent by the close of business on the day after the order is placed. However, in certain circumstances the Funds, at their discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds’ procedures and applicable law.  The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund’s view, is likely to engage in excessive trading.  For more information regarding the Funds’ policies and procedures related to excessive trading, please see “Frequent Purchases and Redemptions of Fund Shares” below.

Each Fund calculates its net asset value per share (NAV) once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). So, for Eligible Investors to

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receive the current Business Day’s NAV, generally the Funds (or an authorized agent) must receive an Eligible Investors’ purchase order in proper form before 4:00 p.m. Eastern Time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

When Eligible Investors purchase, sell or exchange Fund shares through certain financial institutions, they may have to transmit their purchase, sale and exchange requests to these financial institutions at an earlier time for the transaction to become effective that day. This allows these financial institutions time to process the Eligible Investors’ requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds’ procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

Eligible Investors will have to follow procedures of their financial institutions or intermediaries for transacting with the Funds. Eligible Investors may be charged a fee for purchasing and/or redeeming Fund shares by their financial institutions or intermediaries.

Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund.  In calculating NAV, a Fund generally values its investment portfolio at market price.

When valuing portfolio securities, the Funds value securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on NASDAQ) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps, bank loans or collateralized debt obligations, such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents.  Such values generally reflect the last reported sales price if the security is actively traded.  The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities.  Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value.  The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker.  If such prices are not readily available or can not be valued using the methodologies described above, the Funds will value the security using the Funds’ Fair Value Procedures, as described below.

Securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a

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Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Committee (the Committee) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

Securities for which market prices are not “readily available” or may be unreliable are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees.  The Funds’ Fair Value Procedures are implemented through the Committee designated by the Funds’ Board of Trustees.  The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended, the security has been de-listed from a national exchange, the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security’s primary pricing source is not able or willing to provide a price.  When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.  Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer’s industry, the liquidity of the security, the size of the holding in a Fund, or any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its

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shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates NAV, it may request that a Committee meeting be called. In addition, the Funds’ administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates NAV. If price movements in a monitored index or security exceed levels established by the Funds’ administrator, the administrator notifies SIMC or a Sub-Adviser holding the relevant securities that such limits have been exceeded. In such event, SIMC or a Sub-Adviser makes the determination whether a Committee meeting should be called based on the information provided.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of a Fund’s shares, often with the intent of earning arbitrage profits. Market timing of the Funds could harm other shareholders in various ways, including by diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains, and forcing a Fund to hold excess levels of cash.

The Funds’ Board has not adopted policies and procedures to discourage frequent trading or short-term trading into and out of the Funds. In reaching this conclusion, the Board took into account that (i) each Fund is a component of the Adviser Managed Strategy, which is a technical trading strategy employed by the Financial Adviser that contemplates the Financial Adviser tactically shifting its clients’ assets among the Funds and a money market fund, and (ii) the shares of the Funds will be sold only to clients of the Financial Advisor who participate in the Adviser Managed Strategy.

Notwithstanding the above, each Fund, in its sole discretion, reserves the right to reject any purchase request (including exchange requests) for any reason without notice.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.  Accounts for the Funds are generally opened through other financial institutions or financial intermediaries.  When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you.  This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

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Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or financial intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information.  In certain instances, your financial institution or financial intermediary may be required to collect documents to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (which includes receipt of all identifying information required on the application).  The Funds, however, reserve the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity.  As a result, you may be subject to a gain or loss on Fund shares as well as corresponding tax consequences.

Customer identification and verification are part of the Funds’ overall obligation to deter money laundering under Federal law.  The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities.  In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

How to Exchange Your Fund Shares

Shares of any Fund may be exchanged for Shares of any other fund of Adviser Managed Trust on any Business Day by contacting the Funds directly by mail or telephone. For information about how to exchange Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. This exchange privilege may be changed or canceled at any time upon 60 days’ notice. When you exchange Fund shares, you are really selling your shares of one Fund and buying shares of another Fund. Therefore, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.  The Financial Adviser’s asset shifts among the Funds in the Adviser Managed Strategy (i.e., an exchange of shares of one Fund for shares of another Fund) will be a taxable event to an investor unless the investor is investing in the Fund through a tax-deferred arrangement.

All exchanges are based on the eligibility requirements of the Fund into which you are exchanging and any other limits on sales of or exchanges into that Fund.  Each Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund’s other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor’s financial intermediary.

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How to Sell Your Fund Shares

Financial institutions and intermediaries may sell Fund shares on behalf of their clients on any Business Day. For information about how to sell Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds’ authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds’ procedures and applicable law.

The Funds’ Board has adopted a procedure which will trigger an automatic liquidation of a Fund if the Fund receives redemptions in a single day that exceed, in the aggregate, 45% of the Fund’s outstanding shares and it is determined that the large redemption is likely to have a material negative effect on Fund operations or non-redeeming shareholders.  This automatic liquidation provision will not apply if the Fund receives at least one full business day’s advance notice that a redemption in excess of 45% of the Fund’s assets is to be submitted.  If an automatic liquidation is triggered, the remaining assets in the Fund will be promptly liquidated in accordance with a Board-approved Plan of Liquidation and distributed on a pro rata basis to the shareholders.  It is expected that such proceeds will be distributed within seven days from the effective date of the Plan of Liquidation.  The Plan of Liquidation will be deemed to be effective prior to the close of business on the day as of which the redemptions exceeding the specified threshold are received.  As a result, shareholders who submitted redemptions on that date will not receive that day’s NAV per share, but will instead receive their pro rata share of the Fund’s net assets upon liquidation.

Receiving Your Money

Normally, the Funds will make payment on your sale (redemption) on the Business Day following the day on which they receive your request, but the Funds may take up to seven days.   In particular, if the Fund experiences a large redemption requiring liquidation of a substantial portion of the portfolio, the Fund will likely be required to delay the delivery of redemption proceeds.  The potential for delayed payment of redemption proceeds may be reduced if the Financial Adviser provides the Fund with advance notice of its intention to submit a large redemption in a Fund.  You may arrange for your proceeds to be wired to your bank account.

Redemptions In Kind

The Funds generally pay sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value, measured as of the close of business on the redemption date, equal to the redemption price (redemption in kind).  Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons.  More information about such suspension can be found in the SAI.

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Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk.  The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions.  If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

Distribution and Service of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds.  SIDCo. receives no compensation for distributing the Funds’ shares.

The Funds are sold through the Financial Adviser who provides its clients with advice and services in connection with their investments in the Funds.  The Financial Adviser is also associated with a broker-dealer firm.  SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Adviser to recommend or offer shares of the Funds to its customers or clients rather than other funds or investment products.  These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to the Financial Adviser.  For additional information, please see the Funds’ SAI.  You can also ask the Financial Adviser about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

Shareholder servicing fees for the shares, as a percentage of average daily net assets, may be up to 0.25%.

Disclosure of Portfolio Holdings Information

Information regarding the Funds’ policy and procedures on the disclosure of portfolio holdings information is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Tactical Offensive Equity and Tactical Offensive Fixed Income Funds distribute their investment income annually.  The Tactical Defensive Fund declares its net investment income daily and distributes it monthly.  The Funds distribute their investment income as a dividend to shareholders. The Funds make distributions of capital gains, if any, at least annually. If a Fund receives redemption requests in a single day that exceed, in the aggregate, 45% of the Fund’s outstanding shares, the Fund may declare a special dividend prior to the time such redemption requests are effective.

You will receive dividends and distributions in the form of cash unless otherwise stated.

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Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes.  Below the Funds have summarized some important tax issues that affect the Funds and their shareholders.  This summary is based on current tax laws, which may change.

At least annually, each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive from the Funds may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions, including net short-term capital gains, are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale.  Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term capital gain or loss, except that any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

In order to address issues that may arise from significant redemptions, each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds.  This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders.   Although using this method generally will not affect a Fund’s total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. However, the IRS has not expressly sanctioned the particular equalization method used by a Fund, and thus the Fund’s use of this method may be subject to IRS scrutiny.  In addition, the equalization method may not be available where the Fund has negative earnings and profits.

As part of the Adviser Managed Strategy, substantially all of the Fund’s assets will be periodically sold and repurchased at the direction of the Financial Adviser.  Shareholders should be aware that such large redemptions and repurchases may result in the recognition of significant taxable income and gains to an affected Fund and, depending on the circumstances, may make it more difficult for such Fund to meet the qualification requirements as a regulated investment company.  In addition, the implementation of the Adviser Managed Strategy may result in the greater realization of taxable income and gains to investors than may be the case in other mutual funds or with respect to other investment strategies.

Investors should consult the Financial Adviser regarding the tax consequences of participating in the Adviser Managed Strategy, including the expected frequency of exchanges among the Funds in the Adviser Managed Strategy.  As stated above, exchanges among the Funds will be a taxable event to an investor unless the investor is investing in the Funds through a tax-deferred arrangement.

If you have a tax-advantaged retirement account, you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account.  You should consult your tax advisor regarding the rules governing your own retirement plan.

37

The Funds’ SAI contains more information about taxes.

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ADVISER MANAGED TRUST

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated January 31, 2011 includes more detailed information about Adviser Managed Trust.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds’ holdings and contain information from the Funds’ managers about strategies and market conditions and trends and their impact on Fund performance.  The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:	Write to the Funds at:
One Freedom Valley Drive
Oaks, PA 19456

By Internet:   The Funds do not have a website, but you can obtain the SAI, Annual or Semi-Annual Report by mail or telephone.

39

From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about Adviser Managed Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:  publicinfo@sec.gov.

Adviser Managed Trust’s Investment Company Act registration number is 811-22480.

SEI-F-160 (1/11)

40

STATEMENT OF ADDITIONAL INFORMATION

ADVISER MANAGED TRUST

Tactical Offensive Equity Fund

Ticker Symbol: TCOEX

Tactical Offensive Fixed Income Fund

Ticker Symbol: TCOFX

Tactical Defensive Fund

Ticker Symbol: TCDFX

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of Adviser Managed Trust (the “Trust”) and should be read in conjunction with the Trust’s prospectus relating to the shares of the Tactical Offensive Equity Fund, Tactical Offensive Fixed Income Fund and Tactical Defensive Fund (the “Prospectus”), dated January 31, 2011. The Prospectus may be obtained by writing the Trust’s distributor, SEI Investments Distribution Co., at One Freedom Valley Drive, Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

Administrator:

SEI Investments Global Funds Services

Distributor:

SEI Investments Distribution Co.

Adviser:

SEI Investments Management Corporation

Sub-Advisers:

AQR Capital Management, LLC

Aronson+Johnson+Ortiz, LP

Artisan Partners Limited Partnership

Brown Investment Advisory Incorporated

Causeway Capital Management LLC

Lazard Asset Management LLC

Metropolitan West Asset Management LLC

Parametric Portfolio Associates LLC

Thornburg Investment Management Inc.

Wellington Management Company, LLP

January 31, 2011

SEI-F-161 (1/11)

i

TABLE OF CONTENTS

(continued)

ii

TABLE OF CONTENTS

Page

DESCRIPTION OF RATINGS	A-1

i

THE TRUST

Adviser Managed Trust (the “Trust”) is an open-end management investment company that offers shares of diversified portfolios. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated September 22, 2010. The Agreement and Declaration of Trust permits the Trust to offer separate series (“portfolios”) of units of beneficial interest (“shares”) and separate classes of shares of such portfolios. Currently, the Trust offers one class of shares.  Additional share classes may be offered in the future, which may provide for variations in distribution fees, transfer agent fees, shareholder servicing fees, administrative servicing fees, dividends and certain voting rights. Except for differences among the classes pertaining to distribution, shareholder servicing, administrative servicing, voting rights, dividends and transfer agent expenses, each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio.

This Statement of Additional Information (“SAI”) relates to the following portfolios: Tactical Offensive Equity, Tactical Offensive Fixed Income and Tactical Defensive Funds (each, a “Fund” and, together, the “Funds”).

Only persons who are clients of the Financial Adviser (as defined below) and who participate in the Adviser Managed Strategy (as defined below) should invest in the Funds. The Funds may not be purchased by any other investor.  The Funds are designed to be a component of a broader strategy employed by a third party investment manager (Financial Adviser) for the benefit of its clients.  The Financial Adviser seeks to take advantage of broad market changes by tactically shifting its clients’ assets among the Funds and a money market fund affiliated with the Funds, depending on the Financial Adviser’s evaluation of current market conditions (Adviser Managed Strategy).  The Financial Adviser is not the adviser to the Funds, and is not affiliated with the adviser to the Funds.  The Adviser Managed Strategy is based on models developed by the Financial Adviser and is not subject to the oversight of or input from the Funds’ adviser.

The investment adviser, SEI Investments Management Corporation (“SIMC” or the “Adviser”) and investment sub-advisers (each, a “Sub-Adviser” and, together, the “Sub-Advisers”) to the Funds are referred to collectively as the “advisers.”

The investment objectives, policies, strategies, risks and limitations discussed in this SAI may be changed without shareholder approval unless otherwise noted.

INVESTMENT OBJECTIVES AND POLICIES

TACTICAL OFFENSIVE EQUITY FUND— The Tactical Offensive Equity Fund seeks to provide capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

ADVISER MANAGED STRATEGY COMPONENT

When the Financial Adviser determines to reallocate its clients’ assets to one or more of the other funds that compose the Adviser Managed Strategy, the Financial Adviser will request the redemption of all of the shares for which the Financial Adviser exercises investment discretion.  The Financial Adviser’s redemption request will cause the Fund to liquidate substantially all of its assets in order to fulfill the redemption request.  Once the shares for which the Financial Adviser exercises investment discretion are redeemed, the Fund will no longer be an active component of the Adviser Managed Strategy.  When the Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in exchange-traded funds (ETFs) that are designed to track the performance of the broad equity market.  The Fund could be invested in these types of investments for extended periods of time.  At such times, SIMC will actively manage the assets of the Fund and no Sub-Adviser will manage the assets of the Fund.

INVESTMENT STRATEGY

Under normal circumstances and when the Fund is an active component of the Adviser Managed Strategy, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. and non-U.S. issuers of various market capitalizations and industries.  The equity securities the Fund may purchase include common stocks, preferred stocks, depository receipts and exchange-traded funds (ETFs) that are designed to track an underlying basket of equity securities.  The Fund may also invest in futures contracts and forward contracts for hedging purposes, including to seek to manage the Fund’s currency exposure to foreign securities and mitigate the Fund’s overall level of risk.  It is expected that the Fund will invest at least 60% of its assets in common stocks and other equity securities of issuers located in the United States and up to 40% of its assets in common stocks and other equity securities of issuers located outside the United States, although these percentages may vary depending on the adviser’s assessment of the markets.  With respect to its investment in issuers located outside the United States, the Fund will invest primarily in companies located in developed countries, but may also invest up to 20% of its assets in companies located in emerging markets.

The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC.  As stated above, when the Fund is not an active component of the Adviser Managed Strategy, SIMC will act as the sole manager to the Fund and no Sub-Advisers will be used.

Due to its investment strategy, the Fund may buy and sell securities frequently.

TACTICAL OFFENSIVE FIXED INCOME FUND—The Tactical Offensive Fixed Income Fund seeks to provide total return.  There can be no assurance that the Fund will achieve its investment objective.

ADVISER MANAGED STRATEGY COMPONENT

When the Financial Adviser determines to reallocate its clients’ assets to one or more of the other funds that compose the Adviser Managed Strategy, the Financial Adviser will request the redemption of all of the Fund shares for which the Financial Adviser exercises investment discretion.  The Financial Adviser’s redemption request will cause the Fund to liquidate substantially all of its assets in order to fulfill the redemption request.  Once the shares for which the Financial Adviser exercises discretion are redeemed, the Fund will no longer be an active component of the Adviser Managed Strategy.  When the Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund’s investment objective. The Fund could be invested in these types of investments for extended periods of time.  At such times, SIMC will actively manage the assets of the Fund and no Sub-Adviser will manage the assets of the Fund.

INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities. The Fund will invest primarily in investment and non-investment grade (also known as high yield securities or junk bonds) U.S. and foreign, including emerging market, corporate and government fixed income securities.  These investments include U.S. Treasury obligations, obligations issued by agencies or instrumentalities of the U.S. Government, including obligations not guaranteed by the U.S. Treasury, such as obligations issued by U.S. Government sponsored entities, emerging market debt, asset-backed securities, mortgage-backed securities, corporate bonds and debentures, commercial paper, money market instruments, money market funds, mortgage dollar rolls, obligations of supranational entities issued or guaranteed by certain banks and zero coupon obligations, as well as entities organized to restructure the outstanding debt of such issuers.  The Fund may invest in securities denominated in U.S. dollars or in a foreign currency.

The Fund may also invest in futures contracts, forward contracts and swaps for speculative or hedging purposes.  Futures, forwards and swaps are used to synthetically obtain exposure to the securities identified above or baskets of such securities and to manage the Fund’s interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund’s overall level of risk and/or the Fund’s risk to particular types of securities, currencies or market segments.  Interest rate swaps are further used to manage the Fund’s yield spread sensitivity.  When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps.  The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities.

The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC.  Sub-Advisers are selected for their expertise in managing various kinds of U.S. fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline.  In addition, SIMC will directly manage a portion of the Fund’s portfolio.

The Fund invests primarily in investment grade securities (those rated AAA, AA, A or BBB-). However, the Fund may invest in non-rated securities or securities rated below investment grade (BB+, B and CCC). Securities rated below investment grade are sometimes referred to as “high yield” securities or “junk bonds.”  The Fund’s portfolio and the Fund’s investments in particular fixed income securities are not subject to any maturity or duration restrictions.

As stated above, when the Fund is not an active component of the Adviser Managed Strategy, SIMC will act as the sole manager to the Fund and no Sub-Advisers will be used.

Due to its investment strategy, the Fund may buy and sell securities frequently.

TACTICAL DEFENSIVE FUND—The Tactical Defensive Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. There can be no assurance that the Fund will achieve its investment objective.

ADVISER MANAGED STRATEGY COMPONENT

When the Financial Adviser determines to reallocate its clients’ assets to one or more of the other funds that compose the Adviser Managed Strategy, the Financial Adviser will request the redemption of all of the shares for which the Financial Adviser exercises investment discretion.  The Financial Adviser’s redemption request will cause the Fund to liquidate substantially all of its assets in order to fulfill the redemption request.  Once the shares for which the Financial Adviser exercises discretion are redeemed, the Fund will no longer be an active component of the Adviser Managed Strategy.  When the Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations.  While such investments are consistent with the Fund’s investment goal, investments made by the Fund when it is not an active component of the Adviser Managed Strategy may differ in certain respects (e.g., higher credit quality, shorter duration, and/or shorter maturity) than investments made by the Fund when the Fund is an active component of the Adviser Managed Strategy.  The Fund could be invested in these types of investments for extended periods of time.  At such times, SIMC will actively manage the assets of the Fund and no Sub-Adviser will manage the assets of the Fund.

INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its net assets in investment grade fixed income securities.  The Fund primarily invests in (a) U.S. Treasury obligations, including U.S. Treasury inflation-protected securities (TIPs), and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, including mortgage-backed securities such as those issued by the Government National Mortgage Association (GNMA or Ginnie Mae); (b) securities issued by various entities sponsored by the U.S. government, such as the Federal National Mortgage Association (FNMA or Fannie Mae) and the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac); and (c) repurchase agreements collateralized by such obligations.  In addition, the Fund may invest in mortgage dollar rolls and when issued and delayed delivery securities.  The Fund may also invest in futures contracts, forward contracts and interest rate swaps for speculative or hedging purposes.  Futures, forwards and interest rate swaps are used to synthetically obtain exposure to the securities identified above or baskets of such securities and to manage the Fund’s interest rate duration and yield curve exposure.  These derivatives are also used to mitigate the Fund’s overall level of risk and/or the Fund’s risk to particular types of securities or market segments.  Interest rate swaps are further used to manage the Fund’s yield spread sensitivity.  Entities sponsored by the U.S. government are chartered or sponsored by acts of Congress; however their securities are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the United States government.

Using a top-down strategy and bottom-up security selection, each Sub-Adviser seeks attractively-valued securities with competitive yields. Each Sub-Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads, and the duration of the Fund’s entire portfolio. Duration measures the price sensitivity of a fixed income security to changes in interest rates. For example, a five year duration means the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. While the Fund may invest in securities with any maturity or duration, the Sub-Adviser will strive to maintain a portfolio duration of up to four years under normal market conditions. In addition, SIMC will directly manage a portion of the Fund’s portfolio.

The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. As stated above, when the Fund is not an active component of the Adviser Managed Strategy, SIMC will act as the sole manager to the Fund and no Sub-Advisers will be used.

Due to its investment strategy, the Fund may buy and sell securities frequently.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following are descriptions of the permitted investments and investment practices of the Funds and their associated risk factors. A Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of the advisers, such investment will be advantageous to the Fund. A Fund is free to reduce or eliminate its activity in any of these areas. SIMC or a Sub-Adviser, as applicable, will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by a Fund’s stated investment policies, including those stated below. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund’s objectives.

AMERICAN DEPOSITARY RECEIPTS—American Depositary Receipts (“ADRs”), as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”), Continental Depositary Receipts (“CDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. The Funds may invest in ADRs. Depositary receipts may be sponsored or unsponsored. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject the Funds to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the U.S.

Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.

ASSET-BACKED SECURITIES—Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. The Funds may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations. Asset-backed securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder. There may be a limited secondary market for such securities.

In addition to the general risks associated with debt securities discussed in this SAI and the Prospectus, asset-backed securities carry additional risks including, but not limited to, the possibilities that (i) the pace of payments on underlying assets may be faster or slower than anticipated or payments may be in default; (ii) the creditworthiness of the credit support provider may deteriorate; and (iii) such securities may become less liquid or harder to value as a result of market conditions or other circumstances.

For purposes of the Funds’ concentration policies, asset-backed securities will be classified according to the underlying assets securing such securities.

COMMERCIAL PAPER—Commercial paper is the term used to designate unsecured, short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days up to 270 days.

EQUITY SECURITIES—Equity securities represent ownership interests in a company and include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. The Funds may invest in equity securities. Investments in equity securities in general are subject to market risks, which may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of a Fund to fluctuate. The Funds purchase and sell equity securities in various ways, including securities listed on recognized foreign exchanges, traded in the U.S. on registered exchanges or in the over-the-counter market. Equity securities are described in more detail below:

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. The Funds may purchase preferred stock of all ratings, as well as unrated stock.

Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities. The Funds may purchase convertible securities of all ratings, as well as unrated securities.

Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies typically have lower trading volumes and consequently are often less liquid. They may also have less market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

FIXED INCOME SECURITIES—Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers but may also include structured securities that provide for participation interests in debt obligations. The Funds may invest in fixed income securities. The market value of the fixed income securities in which the Funds invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect a Fund’s net asset value.

Securities held by a Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest, and do not guarantee the securities’ yield or value or the yield or value of the Fund’s shares.

There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates.

Additional information regarding fixed income securities is described below:

Duration. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

Investment Grade Fixed Income Securities. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”), or, if not rated, are determined to be of comparable quality by a Fund’s adviser. See “Description of Ratings” for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer’s creditworthiness. Fixed income securities rated BBB- or Baa3 lack outstanding investment characteristics, and have speculative characteristics as well. Securities rated Baa3 by Moody’s or BBB- by S&P or higher are considered by those rating agencies to be “investment grade” securities, although Moody’s considers securities rated in the Baa category to have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. In the event a security owned by a Fund is downgraded below investment grade, an adviser will review the situation and take appropriate action with regard to the security, including the actions discussed below.

Lower Rated Securities. Lower-rated bonds or non-investment grade bonds are commonly referred to as “junk bonds” or high-yield/high-risk securities. Lower rated securities are defined as securities rated below the fourth highest rating category by an NRSRO. Such obligations are speculative and may be in default.

Fixed income securities are subject to the risk of an issuer’s ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market’s perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity, which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities. As a result, an adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were highly liquid. Furthermore, a Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a Fund’s net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

Lower rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund’s investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

Sensitivity to Interest Rate and Economic Changes. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and a Fund’s net asset value.

Payment Expectations. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond’s value may decrease in a rising interest rate market, as will the value of a Fund’s assets. If a Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund’s rate of return.

Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may affect adversely a Fund’s ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market.

Taxes. A Fund may purchase debt securities (such as zero coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Because the original issue discount earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

FOREIGN SECURITIES—Foreign securities are securities issued by non-U.S. issuers. Investments in foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in the exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the U.S. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

The value of a Fund’s investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange or currency control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Fund. Such investments may also entail higher custodial fees and sales commissions than domestic investments.

A Fund’s investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to an emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

In addition to the risks of investing in emerging market country debt securities, a Fund’s investment in government or government-related securities of emerging market countries and restructured debt instruments in emerging markets are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. A Fund may have limited recourse in the event of default on such debt instruments.

FORWARD FOREIGN CURRENCY CONTRACTS—The Funds may invest in forward foreign currency contracts. A forward foreign currency contract involves a negotiated obligation to purchase or sell a specific currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Forward contracts generally may not be liquidated prior to the stated maturity date, although the parties to a contract may agree to enter into a second offsetting transaction with the same maturity, thereby fixing each party’s profit or loss on the two transactions. Nevertheless, each position must still be maintained to maturity unless the parties separately agree on an earlier settlement date. As a result, a party to a forward contract must be prepared to perform its obligations under each such contract in full. Parties to a forward contract may also separately agree to extend the contract by “rolling” it over prior to the originally scheduled settlement date.

The Funds may use currency instruments as part of a hedging strategy, as described below:

Transaction Hedging. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund may enter into transaction hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging. A Fund may sell a non-U.S. currency and purchase U.S. currency to reduce exposure to the non-U.S. currency (“Position Hedging”). A Fund may use Position Hedging when an adviser reasonably believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

Cross Hedges. A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

Proxy Hedges. A Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund’s portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of a Fund’s portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund’s securities denominated in linked currencies.

In addition to the hedging transactions described above, the Funds may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.

A Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described above. Each of the Funds may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

The Funds may engage in non-deliverable forward transactions. A non-deliverable forward is a transaction that represents an agreement between a Fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. The non-deliverable forward transaction position is closed using a fixing rate, as defined by the central bank in the country of the currency being traded, that is generally publicly stated within one or two days prior to the settlement date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, a Fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction’s notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.

The Funds may invest in options on foreign currencies and futures. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. An option on a currency provides the purchaser, or “holder,” with the right, but not the obligation, to purchase, in the case of a “call” option, or sell, in the case of a “put” option, a stated quantity of the underlying currency at a fixed exchange rate up to a stated expiration date (or, in the case of certain options, on such date). The holder generally pays a nonrefundable fee for the option, referred to as the “premium,” but cannot lose more than this amount, plus related transaction costs. Thus, where a Fund is a holder of option contracts, such losses will be limited in absolute amount. In contrast to a forward contract, an option imposes a binding obligation only on the seller, or “writer.” If the holder exercises the option, the writer is obligated to complete the transaction in the underlying currency. An option generally becomes worthless to the holder when it expires. In addition, in the context of an exchange-traded option, the writer is often required to deposit initial margin and may be required to increase the margin on deposit if the market moves against the writer’s position. Options on currencies may be purchased in the over-the-counter market between commercial entities dealing directly with each other as principals. In purchasing an over-the-counter currency option, the holder is subject to the risk of default by the writer and, for this reason, purchasers of options on currencies may require writers to post collateral or other forms of performance assurance.

The Funds may invest in foreign currency futures contracts. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally, which are described elsewhere in this SAI. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation, which may subject a Fund to additional risk.

The Funds may engage in currency transactions for hedging purposes, as well as to enhance the Funds’ returns.

Risks. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will “cover” its position as required by the 1940 Act.

The Funds may take active positions in currencies, which involve different techniques and risk analyses than the Funds’ purchase of securities. Active investment in currencies may subject the Funds to additional risks and the value of the Funds’ investments may fluctuate in response to broader macroeconomic risks than if the Funds invested only in fixed income securities.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

The Funds may take long and short positions in foreign currencies in excess of the value of the Funds’ assets denominated in a particular currency or when the Funds do not own assets denominated in that currency. If a Fund enters into currency transactions when it does not own assets denominated in that currency, the Fund’s volatility may increase and losses on such transactions will not be offset by increases in the value of the Fund’s assets.

FUTURES AND OPTIONS ON FUTURES—Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges regulated by the U.S. Commodity Futures Trading Commission (“CFTC”). Consistent with CFTC regulations, the Funds have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a pool operator under the Commodity Exchange Act.  The Funds may use futures contracts and related options for either hedging purposes or risk management purposes as well as to enhance the Funds’ returns, as permitted by their respective stated investment policies. Instances in which a Fund may use futures contracts and related options for risk management purposes include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to “cover” its position as required by the 1940 Act. A Fund may “cover” its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will earmark on the books of the Fund or maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also “cover” its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may “cover” its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may “cover” its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will earmark on the books of the Fund or maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also “cover” its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may “cover” its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will earmark on the books of the Fund or maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also “cover” its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund’s use of futures contracts and options on futures, including the following: (i) the success of a hedging strategy may depend on an adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (iii) there may not be a liquid secondary market for a futures contract or option; (iv) trading restrictions or limitations may be imposed by an exchange; and (v) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

GNMA SECURITIES—The Funds may invest in securities issued by the Government National Mortgage Association (“GNMA”), a wholly-owned U.S. Government corporation which guarantees the timely payment of principal and interest. However, any premiums paid to purchase these instruments are not subject to GNMA guarantees.

GNMA securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year mortgage-backed bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be “passed through” to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, the Fund will receive monthly scheduled payments of principal and interest. In addition, the Fund may receive unscheduled principal payments representing prepayments on the underlying mortgages. Any prepayments will be reinvested at the then-prevailing interest rate.

Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. Due to this prepayment feature, GNMA certificates tend not to increase in value as much as most other debt securities when interest rates decline.

ILLIQUID SECURITIES—Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. The Funds may invest in illiquid securities, although each Fund has no current intention to invest in securities determined to be illiquid at the time of purchase.  If subsequent to purchase, a security held by a Fund becomes illiquid, the Fund may continue to hold the security. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust’s Board of Trustees (the “Board”). Despite such good faith efforts to determine fair value prices, a Fund’s illiquid securities are subject to the risk that the security’s fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Board, the advisers determine the liquidity of a Fund’s investments. In determining the liquidity of the Fund’s investments, an adviser may consider various factors, including: (i) the frequency and volume of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; and (iv) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

INTERFUND LENDING AND BORROWING ARRANGEMENTS—The SEC has granted an exemption that permits the Funds to participate in an interfund lending program (the “Program”) with all other funds advised by SIMC (“SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula approved by the SEI Funds’ board of trustees or directors (the “SEI Funds’ Board”). The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

All interfund loans and borrowings must comply with the conditions set forth in the exemption, which are designed to ensure fair and equitable treatment of all participating funds. Each Fund’s participation in the Program must be consistent with its investment policies and limitations, and is subject to certain percentage limitations. SIMC administers the Program according to procedures approved by the SEI Funds’ Board. In addition, the Program is subject to oversight and periodic review by the SEI Funds’ Board.

INVESTMENT COMPANIES—Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies and REITs, represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market.

Generally, the federal securities laws limit the extent to which the Funds can invest in securities of other investment companies.  For example, a Fund is prohibited under Section 12(d)(1)(A) of the 1940 Act from acquiring the securities of another investment company if, as a result of such acquisition: (i) the Fund owns more than 3% of the total voting stock of the other company; (ii) securities issued by any one investment company represent more than 5% of the Fund’s total assets; or (iii) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund, subject to certain exceptions. Pursuant to Rule 12d1-1 under the 1940 Act, the Funds may invest in one or more affiliated or unaffiliated investment companies, which comply with Rule 2a-7 under the 1940 Act, in excess of the limits of Section 12(d)(1)(A) of the 1940 Act.

In addition, the Funds may invest in unaffiliated mutual funds without regard to the Section 12(d)(1)(A) limits if such investments meet the requirements of Section 12(d)(1)(F)  of the 1940 Act.  Section 12(d)(1)(F) allows a Fund to invest in another investment company without regard to the Section 12(d)(1)(A) limitations if, immediately after the acquisition of the acquired company's securities, not more than 3% of the total outstanding stock of the acquired company is owned by the Fund and its affiliates; and (ii) the sales loads or service fees charged with respect to the Fund’s shares, if any, do not exceed certain limits.  Section 12(d)(1)(F) provides that issuers of any security purchased by the Fund are not obligated to redeem such security in an amount exceeding 1% of such issuer's total outstanding securities during any period of less than thirty days.  As a result, shares of an unaffiliated underlying fund held by the Fund in excess of 1% of the unaffiliated underlying fund's outstanding shares could in certain circumstances be considered illiquid if it is determined that the shares may not be sold in the ordinary course of business within seven days. The liquidity of such excess shares will be considered on a case-by-case basis by an adviser based on the following factors: (i) the adviser’s knowledge of an unaffiliated underlying fund's section 12(d)(1)(F) redemption practice upon discussion with the unaffiliated underlying fund's investment adviser; (ii) the Fund's past specific redemption experiences with an unaffiliated underlying fund; (iii) the adviser's evaluation of general market conditions that may affect securities held by an unaffiliated underlying fund; (iv) the Fund's ability to accept a redemption in-kind of portfolio securities from an unaffiliated underlying fund; (v) significant developments involving an unaffiliated underlying fund; and (vi) any other information the adviser deems relevant.

A Fund may invest in other investment companies, including those managed by an adviser, to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder.

Exchange-Traded Funds. ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An “index-based ETF” seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

MONEY MARKET SECURITIES—Money market securities include short-term U.S. Government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by an NRSRO, such as Standard

& Poor’s or Moody’s, or determined by an adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers’ acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. For a description of ratings, see the Appendix to this SAI.

MORTGAGE-BACKED SECURITIES—Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating mortgages.

Mortgage-backed securities are described in more detail below:

Government Pass-Through Securities. These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). GNMA, Fannie Mae and Freddie Mac each guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, Freddie Mac has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, Freddie Mac now issues mortgage-backed securities (“FHLMC Gold PC” securities), which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities’ value, which is likely to vary inversely with fluctuations in interest rates.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”) that are guaranteed as to the timely payment of principal and interest by GNMA and are backed by the full faith and credit of the U.S. Government. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) that are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the U.S. Government. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-backed securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). Freddie Mac is a corporate instrumentality of the U.S. Government, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not backed by the full faith and credit of the U.S. Government, and therefore are not guaranteed by the U.S. Government or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. Government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under these Senior Preferred Stock Purchase Agreements (SPAs), the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. On May 6, 2009, the U.S. Treasury increased its maximum commitment to each instrumentality under the SPAs to $200 billion per instrumentality. On December 24, 2009, the U.S. Treasury further amended the SPAs to allow the cap on Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in Fannie Mae’s and Freddie Mac’s net worth through the end of 2012. At the conclusion of 2012, the remaining U.S. Treasury commitment will then be fully available to be drawn per the terms of the SPAs. In December 2009, the U.S. Treasury also amended the SPAs to provide Fannie Mae and Freddie Mac with some additional flexibility to meet the requirement to reduce their mortgage portfolios.

The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be “passed through” to investors.

Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Private Pass-Through Securities. Private pass-through securities are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”).

Commercial Mortgage-Backed Securities (“CMBS”). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or “balloon” is due and is repaid through the attainment of an additional loan or sale of the property.

CMOs. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers’ general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody’s. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass¬throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property. Guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates. For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Parallel Pay Securities; Planned Amortization Class CMOs (“PAC Bonds”). Parallel pay CMOs and REMICS are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. PAC

Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

Adjustable Rate Mortgage Securities (“ARMS”). ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interests rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the “principal-only” security (“PO”) receives the principal payments made by the underlying mortgage-backed security, while the holder of the “interest-only” security (“IO”) receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Estimated Average Life. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security’s actual average life.

MORTGAGE DOLLAR ROLLS—Mortgage “dollar rolls” or “covered rolls,” are transactions in which a Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on such securities.

A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. At the end of the roll commitment period, a Fund may or may not take delivery of the securities it has contracted to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security. A “covered roll” is a specific type of mortgage dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the mortgage dollar roll transaction. As used herein the term “mortgage dollar roll” refers to mortgage dollar rolls that are not “covered rolls.” If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid senior security concerns, a Fund will “cover” any mortgage dollar roll as required by the 1940 Act.

MUNICIPAL SECURITIES—Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. The Funds may invest in municipal securities. Additional information regarding municipal securities is described below:

Municipal Bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, such as tolls from a toll bridge. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The Funds may purchase private activity or industrial development bonds if, in the opinion of counsel for the issuers, the interest paid is exempt from Federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or -operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities, as well as certain other categories. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Moral obligation bonds are normally issued by special purpose authorities. Moral obligation bonds are not backed by the full faith and credit of the state, but are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body.

Municipal Leases. Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities (“municipal lease obligations”). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation may be backed by the municipality’s covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation. Information regarding illiquid securities is provided under the section “Illiquid Securities.”

Municipal Notes. Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes, construction loan notes and participation interests in municipal notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS—Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. These investments may be made by the Funds. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

Bankers’ Acceptances. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers’ acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Bank Notes. Bank notes are notes used to represent debt obligations issued by banks in large denominations.

Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid. Additional information about illiquid securities is provided under the section “Illiquid Securities.”

Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities. Additional information about illiquid securities is provided under the section “Illiquid Securities.”

OBLIGATIONS OF SUPRANATIONAL ENTITIES—Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank. The governmental members, or “stockholders,” usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more stockholders of a supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and a Fund may lose money on such investments. Obligations of supranational entities may be purchased by the Funds. Currently, the Funds intend to invest only in obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

OPTIONS—The Funds may invest in options.  A Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be “covered” as required by the 1940 Act.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. All options written on indices or securities must be “covered” as required by the 1940 Act.

Each Fund may trade put and call options on securities, securities indices and currencies, as an adviser determines is appropriate in seeking the Fund’s investment objective, and except as may be restricted by the Fund’s investment limitations as set forth below. See “Investment Limitations.”

The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, a Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase put and call options on securities for any lawful purpose, including to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium for such options. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write (i.e., sell) “covered” call options on securities for any lawful purpose, including as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease, as applicable, to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options (“OTC options”) differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

PAY-IN-KIND BONDS—Pay-in-kind bonds are securities which, at the issuer’s option, pay interest in either cash or additional securities for a specified period. The Funds may invest in pay-in-kind bonds. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

PUT TRANSACTIONS—The Funds may purchase securities at a price which would result in a yield to maturity lower than generally offered by the seller at the time of purchase when a Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the “writer”) at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a “standby commitment” or a “put.” The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemptions and remain as fully invested as possible in municipal securities. A Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer’s ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which an adviser believes present minimum credit risks, and an adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer’s credit or a provision in the contract that the put will not be exercised except in certain special cases; such as to maintain Fund liquidity. A Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to that particular Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. For the purpose of determining the “maturity” of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of a Fund including such securities, the Fund will consider “maturity” to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

RECEIPTS—Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include “Treasury Receipts” (“TRs”), “Treasury Investment Growth Receipts” (“TIGRs”), “Liquid Yield Option Notes” (“LYONs”) and “Certificates of Accrual on Treasury Securities” (“CATS”). LYONs, TIGRs and CATS are interests in private proprietary accounts while TRs and Separately Traded Registered Interest and Principal Securities (“STRIPS”) (see “U.S. Treasury Obligations”) are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to distribution requirements applicable to regulated investment companies under Subchapter M of the Code. Because of these features, such securities may be subject to greater interest rate volatility than interest paying fixed income securities.

REAL ESTATE INVESTMENT TRUSTS—Real Estate Investment Trusts (“REITs”) are trusts that invest primarily in commercial real estate or real estate-related loans. The Funds may invest in REITs. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with certain requirements under the Code relating to its organization, ownership, assets and income, as well as with a requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through a Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

REAL ESTATE OPERATING COMPANIES (“REOCs”)—REOCs are real estate companies that engage in the development, management or financing of real estate. Typically, they provide services such as property management, property development, facilities management and real estate financing. REOCs are publicly traded corporations that have not elected to be taxed as REITs. The three primary reasons for such an election are (i) availability of tax-loss carryforwards, (ii) operation in non-REIT-qualifying lines of business and (iii) the ability to retain earnings.

REPURCHASE AGREEMENTS—A repurchase agreement is an agreement in which one party sells securities to another party in return for cash, with an agreement to repurchase equivalent securities at an agreed price and on an agreed future date. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by an adviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. The advisers monitor compliance with this requirement, as well as the ongoing financial condition and credit-worthiness of the counter party. Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of an adviser, liquidity or other considerations so warrant.

RESTRICTED SECURITIES—Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933, as amended (the “1933 Act”), or an exemption from registration. Permitted investments for the Funds include restricted securities. Restricted securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by an adviser pursuant to guidelines adopted by the Board. Under these guidelines, the particular adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, each adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act and Section 4(2) commercial paper issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act.

REVERSE REPURCHASE AGREEMENTS AND SALE-BUYBACKS—Reverse repurchase agreements are transactions in which a Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. The Funds may invest in reverse repurchase agreements. Reverse repurchase agreements are similar to a fully collateralized borrowing by the Fund. At the time the Fund enters into a reverse repurchase agreement, it will earmark on the books of the Fund or place in a segregated account cash or liquid securities having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.

Reverse repurchase agreements involve risks. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by a Fund may increase the Fund’s volatility. Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when a Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

In a sale-buyback transaction, a Fund sells an underlying security for settlement at a later date. A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security. A Fund’s obligations under a sale-buyback typically would be offset by earmarking on the books of the Fund or placing in a segregated account cash or liquid securities having a value equal to the amount of the Fund’s forward commitment to repurchase the underlying security.

SHORT SALES—Short sales may be used by the Funds as part of their overall portfolio management strategies or to offset (hedge) a potential decline in the value of a security. A Fund may engage in short sales that are either “against the box” or “uncovered.” A short sale is “against the box” if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to a Fund with respect to the securities that are sold short.  Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the

Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) earmark on the books of the Fund or maintain in a segregated account cash or liquid securities at such a level that (i) the amount earmarked or deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current value of the security sold short, and (ii) the amount earmarked or deposited in the segregated account, as applicable, plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise “cover” the Fund’s short position as required by the 1940 Act.

The Funds may engage in short sales in an amount up to 30% of the Funds’ value (measured at the time of investment) in an attempt to capitalize on securities that they believe will underperform the market or their peers. When the Funds sell securities short, they may use the proceeds from the sales to purchase long positions in additional securities that they believe will outperform the market or their peers. This strategy may effectively result in the Funds having leveraged investment portfolios, which results in greater potential for loss. Leverage can amplify the effects of market volatility on a Fund’s share price and make a Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities. The use of leverage may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so or in order to satisfy their obligations.

SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS—Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, securities, instruments, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party’s obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as LIBOR or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges of the currency that correspond to the agreed upon notional amount.

A Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.

The Funds may enter into credit default swaps, as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default has occurred. If an event of default occurs, the seller must pay the buyer the full notional value (“par value”) of the underlying in exchange for the underlying. If a Fund is a buyer and no event of default occurs, the Fund will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Fund, as buyer, will receive the full notional value of the underlying that may have little or no value following default. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Fund would be obligated to pay the notional value of the underlying in return for the receipt of the underlying. The value of the underlying received by the Fund, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve different risks than if a Fund invests in the underlying directly.

Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to another party. Swaptions give the holder the right to enter into a swap. A Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a “master agreement.” In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

Generally, a Fund would calculate the obligations of the swap agreements’ counterparties on a “net basis.” Consequently, a Fund’s current obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty to the swap agreement (the “net amount”). A Fund’s current obligation under a swap agreement will be accrued daily (offset against any amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be “covered” as required by the 1940 Act. Each Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under the existing agreements with that party would exceed 5% of the Fund’s total assets.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the use of swaps has become more prevalent in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.

Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from a Fund. This is true whether these derivative products are used to create additional risk exposure for a Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement a Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. A Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap or floor is not hedged or covered, but is limited for the buyer.

Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to a Fund, these derivative products are subject to risks related to the counterparty’s creditworthiness. If a counterparty defaults, a Fund’s risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, a Fund may have contractual remedies under the swap agreement.

A Fund will enter into swaps only with counterparties that an adviser believes to be creditworthy. In addition, a Fund will earmark on the books of the Fund or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement, or will otherwise “cover” its position as required by the 1940 Act.

TEMPORARY DEFENSIVE INVESTMENTS - During unusual economic or market conditions or for temporary defensive or liquidity purposes or when a Fund is not an active component in the Adviser Managed Strategy, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with a Fund’s objectives.

U.S. GOVERNMENT SECURITIES—Examples of types of U.S. Government obligations in which a Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime

Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPS and TRs.

U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (e.g., Treasury bills, notes and bonds, and securities guaranteed by GNMA), others are supported by the right of the issuer to borrow from the Treasury (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (e.g., obligations of Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund’s shares.

VARIABLE AND FLOATING RATE INSTRUMENTS—Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES—When-issued and delayed delivery basis, including “TBA” (to be announced) basis, transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. A TBA transaction is a method of trading mortgage-backed securities. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to the settlement date. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to a Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if an adviser deems it appropriate. When a Fund purchases when-issued or delayed delivery securities, it will “cover” its position as required by the 1940 Act.

YANKEE OBLIGATIONS—The Funds may invest in Yankee obligations (“Yankees”), which are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue securities under Rule 144A of the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers’ acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

The Yankees selected for a Fund will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

ZERO COUPON SECURITIES— The Funds may invest in zero coupon securities.  Zero coupon securities are securities that are sold at a discount to par value and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received “phantom income” annually. Because a Fund will distribute its “phantom income” to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income producing securities. Pay-in-kind securities pay interest in either cash or additional securities, at the issuer’s option, for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

To avoid any leveraging concerns, a Fund will “cover” its position as required by the 1940 Act. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and receipts (TRs, TIGRs, LYONs and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value; or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which date the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance, and may also make interest payments in kind (e.g., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer’s failure to pay interest and repay principal in accordance with the terms of the obligation. A Fund must accrete the discount or interest on high-yield bonds structured as zero coupon securities as income even though it does not receive a corresponding cash interest payment until the security’s maturity or payment date. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by the Fund and therefore is subject to the distribution requirements applicable to the regulated investment companies under Subchapter M of the Code. A Fund may have to dispose of its securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy distribution requirements. A Fund accrues income with respect to the securities prior to the receipt of cash payments.

INVESTMENT LIMITATIONS

The following are fundamental and non-fundamental policies of the Funds. The following percentage limitations (except for the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.

Fundamental Policies

The following investment limitations are fundamental policies of each Fund, which cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund’s outstanding shares. The term “majority of outstanding shares” means the vote of: (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

1.                   Each Fund may purchase securities of an issuer, except if it would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2.                   Each Fund may not concentrate its investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, except that each Fund may invest without limitation in (a) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and (b) tax-exempt obligations of state or municipal governments and their political subdivisions.

3.                   Each Fund may borrow money, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4.                   Each Fund may not issue senior securities (as such term is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom as amended or interpreted from time to time), except as permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5.                   Each Fund may make loans, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6.                   Each Fund may purchase or sell commodities or real estate, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

7.                   Each Fund may underwrite securities issued by other persons, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Policies

The following limitations are non-fundamental policies of each Fund and may be changed by the Board without a vote of shareholders.

No Fund may:

1.                   Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

2.                  Purchase securities on margin or effect short sales, except that each Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales “against the box” or in compliance with the SEC’s position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

3.                   Purchase or hold illiquid securities (i. e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days)) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

4.                   With respect to 75% of its assets: (i) purchase the securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

5.                   Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except that each Fund may invest without limitation in (a) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (b) tax-exempt obligations of state or municipal governments and their political subdivisions.

6.                   Borrow money in an amount exceeding 33 1/3% of the value of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets), provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to earmark or segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets: (i) all borrowings will be repaid before a Fund makes additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300%, including the amount borrowed, is required.

7.                   Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

8.                   Purchase or sell physical commodities or commodity contracts based on physical commodities or invest in unmarketable interests in real estate limited partnerships or invest directly in real estate. For the avoidance of doubt, the foregoing policy does not prevent a Fund from, among other things, (i) purchasing marketable securities of companies that deal in real estate or interests therein (including REITs); (ii) purchasing marketable securities of companies that deal in physical commodities or interests therein; and (iii) purchasing, selling and entering into futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments.

The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s outstanding voting securities would be held by the fund.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company’s net assets in an industry or group of industries, with certain exceptions.  For purposes of the Funds’ concentration policies, the Funds may classify and re-classify companies in a particular industry and define and re-define industries in any reasonable manner.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 331/3% of its total assets, including the amount borrowed (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. Each Fund’s non-fundamental investment policy on lending is set forth above.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict a fund’s ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. Each Fund has adopted a fundamental policy that would permit direct investment in real estate. However, each Fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of each Fund’s Board.

THE ADMINISTRATOR AND TRANSFER AGENT

General. SEI Investments Global Funds Services (the “Administrator”), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Administrator also serves as the transfer agent for the Funds. SIMC, a wholly-owned subsidiary of SEI Investments Company (“SEI”), is the owner of all beneficial interest in the Administrator and transfer agent. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of fund evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an administration and transfer agency agreement (“the Administration Agreement”). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services or employs certain other parties, including its affiliates, who provide such services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by a vote of a majority of the Trustees of the Trust on not less than 60 days’ written notice to the Administrator; or (b) by the Administrator on not less than 90 days’ written notice to the Trust.

Administration Fees. For its administrative services, the Administrator receives a fee, which is calculated based upon the aggregate average daily net assets of the Trust and paid monthly by each Fund, at the following annual rates:

Fund	Administration Fee
Tactical Offensive Equity Fund	0.20%
Tactical Offensive Fixed Income Fund	0.20%
Tactical Defensive Fund	0.20%

As of January 31, 2011, the Funds had not commenced operations, and therefore did not pay any fees to the Administrator, nor have any fees been waived by the Administrator during the most recent fiscal year.

THE ADVISER AND SUB-ADVISERS

General. SIMC is a wholly-owned subsidiary of SEI (NASDAQ: SEIC), a leading global provider of outsourced asset management, investment processing and investment operations solutions. The principal business address of SIMC and SEI is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. SIMC and its affiliates currently serve as adviser to more than 23 investment companies, including more than 174 funds. SIMC had approximately $90.2 billion in assets as of November 30, 2010.

Manager of Managers Structure. SIMC is the investment adviser for each of the Funds, and operates as a “manager of managers.” SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Board, to retain unaffiliated investment Sub-Advisers for a Fund without submitting the sub-advisory agreement to a vote of the Fund’s shareholders. Among other things, the exemptive relief permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements. The Trust will notify shareholders in the event of any change in the identity of the Sub-Advisers.

Subject to Board review, SIMC allocates and, when appropriate, reallocates, the Funds’ assets among the Sub-Advisers, monitors and evaluates Sub-Adviser performance, and oversees Sub-Adviser compliance with the Funds’ investment objectives, policies and restrictions. The Sub-Advisers are selected based primarily upon the research and recommendation of SIMC, which evaluates quantitatively and qualitatively a Sub-Adviser’s skills and investment results in managing assets for specific asset classes, investment styles and strategies. SIMC has ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee the Sub-Advisers and recommend their hiring, termination and replacement.

Advisory and Sub-Advisory Agreements. The Trust and SIMC have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the Funds and, as described below, may directly manage all or portion of each Fund’s assets under certain circumstances.  Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Board, one or more Sub-Advisers are responsible for the day-to-day investment management of all or a distinct portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds.  When a Fund is not an active component in the Adviser Managed Strategy, SIMC will act as the sole manager to the Fund and no Sub-Advisers will be used.  In addition, SIMC will directly manage a portion of the Tactical Offensive Fixed Income Fund’s and Tactical Defensive Fund’s portfolios.

The Advisory Agreement and certain of the Sub-Advisory Agreements provide that SIMC (or any Sub-Adviser) shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder. In addition, certain of the Sub-Advisory Agreements provide that a Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

After an initial two-year term, the continuance of each Investment Advisory Agreement must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days’ nor more than 60 days’ written notice to SIMC or a Sub-Adviser, as applicable, or by SIMC or a Sub-Adviser, as applicable, on 90 days’ written notice to the Trust.

Advisory and Sub-Advisory Fees. For these advisory services, SIMC receives a fee, which is calculated daily and paid monthly, at the following annual rates (shown as a percentage of the average daily net assets of each Fund):

Tactical Offensive Equity Fund	0.70%
Tactical Offensive Fixed Income Fund	0.35%
Tactical Defensive Fund	0.30%

SIMC pays the Sub-Advisers a fee out of its advisory fee, which is based on a percentage of the average monthly market value of the assets managed by each Sub-Adviser.

As of January 31, 2011, the Funds had not commenced operations, and therefore did not pay any fees to SIMC or any Sub-Advisers, nor have any fees been waived by SIMC or any Sub-Advisers during the most recent fiscal year.

SIMC PORTFOLIO MANAGEMENT

Compensation. SIMC compensates John McCue and Sean Simko for their management of the Funds. The portfolio managers’ compensation consists of a fixed annual salary, plus a discretionary annual bonus determined generally as follows.

Thirty percent of the portfolio managers’ compensation is tied to the corporate performance of SEI, as measured by the earnings per share earned for a particular year. This is set at the discretion of SEI and not SIMC. Seventy percent of the portfolio managers’ compensation is based upon various performance factors, including the portfolio managers’ performance versus a proxy.  Another key factor is the portfolio managers’ team objectives, which relate to key measurements of management, trading, asset growth and retention.

Ownership of Fund Shares. As of January 31, 2011, the portfolio managers did not beneficially own any Fund shares.

Other Accounts. As of December 31, 2010, Sean Simko and John McCue are responsible for the day-to-day management of certain other accounts, as listed below:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Sean Simko	0	$0	2	$3.2 B	2500	$2.5 B
John McCue	34	$2.4 B	9	$178.5 M	1	$2.6 M

None of the accounts listed above are subject to performance-based advisory fees.

Conflicts of Interest. The portfolio managers’ management of other accounts may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other accounts (“Other Accounts”), on the other.  For Mr. McCue specifically, the Other Accounts include fund of funds in SEI Global Asset Fund plc, SEI Asset Allocation Trust,  Sackville Balanced Portfolio Trust and Sackville Growth Portfolio Trust. The Other Accounts might have similar investment objectives as the Funds or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Funds. While the portfolio managers’ management of the Other Accounts may give rise to the following potential conflicts of interest, SIMC does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, SIMC believes that it has designed policies and procedures that are designed to manage those conflicts in an appropriate way.

Knowledge of the Timing and Size of Fund Trades. A potential conflict of interest may arise as a result of the portfolio managers’ day-to-day management of the Funds. Because of their position with the Funds, the portfolio managers know the size, timing, and possible market impact of Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of the Other Accounts they manage and to the possible detriment of the Funds. However, SIMC has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio managers’ management of the Funds and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors the Other Accounts over the Funds. This conflict of interest may be exacerbated to the extent that SIMC or the portfolio managers receive, or expect to receive, greater compensation from their management of the other accounts than the Funds. Notwithstanding this theoretical conflict of interest, it is SIMC’s policy to manage each account based on its investment objectives and related restrictions and, as discussed above, SIMC has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account’s investment objectives and related restrictions. For example, while the portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Funds, such an approach might not be suitable for the Funds given their investment objectives and related restrictions.

The Sub-Advisers

AQR CAPITAL MANAGEMENT, LLC—AQR Capital Management, LLC (“AQR”) serves as a Sub-Adviser to a portion of the assets of Tactical Offensive Equity Fund. AQR, a Delaware limited liability company founded in 1998, is majority-owned by its fourteen managing principals.

ARONSON+JOHNSON+ORTIZ, LP —Aronson+Johnson+Ortiz, LP (“AJO”) serves as a Sub-Adviser to a portion of the assets of the Tactical Offensive Equity Fund. AJO is wholly-owned by its 12 limited partners. Theodore R. Aronson, Managing Principal, is 50% equity owner of AJO.

ARTISAN PARTNERS LIMITED PARTNERSHIP—Artisan Partners Limited Partnership (“Artisan”) serves as a Sub-Adviser to a portion of the assets of the Tactical Offensive Equity Fund. Artisan is wholly-owned by its parent company, Artisan Partners Holdings LP (“Artisan Partners Holdings”). Artisan Partners Holdings’ sole general partner is Artisan Investment Corporation, which is controlled by Artisan founders, Andrew A. Ziegler and Carlene Murphy Ziegler.

BROWN INVESTMENT ADVISORY INCORPORATED—Brown Investment Advisory Incorporated (“Brown Advisory”) serves as a Sub-Adviser to a portion of the assets of the Tactical Offensive Equity Fund. Brown Advisory is the principal investment arm of Brown Advisory Holdings Incorporated. Brown Advisory is an S corporation, incorporated in Maryland. David M. Churchill, Michael D. Hankin, Richard M. Bernstein, Geoffrey R. B. Carey and Paul J. Chew are control persons to Brown Advisory.

CAUSEWAY CAPITAL MANAGEMENT LLC—Causeway Capital Management LLC (“Causeway”) serves as a Sub-Adviser to a portion of the assets of the Tactical Offensive Equity Fund. Causeway was founded in 2001 as a Delaware limited liability company. Causeway is 90% owned by its employees and 10% owned by an otherwise unaffiliated private investment firm.

LAZARD ASSET MANAGEMENT LLC — Lazard Asset Management LLC (“Lazard”) serves as a Sub-Adviser to a portion of the assets of the Tactical Offensive Equity Fund. Lazard is a Delaware limited liability company. It is a subsidiary of Lazard Frères & Co. LLC, a New York limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. Interests of Lazard Group LLC are held by Lazard Ltd., which is a Bermuda corporation with shares that are publicly traded on the New York Stock Exchange.

METROPOLITAN WEST ASSET MANAGEMENT LLC—Metropolitan West Asset Management LLC (“MetWest”) serves as a Sub-Adviser to a portion of the assets of the Tactical Offensive Fixed Income and Tactical Defensive Funds. MetWest, founded in 1996, became a wholly-owned subsidiary of The TCW Group, Inc. in February 2010.

PARAMETRIC PORTFOLIO ASSOCIATES LLC—Parametric Portfolio Associates LLC (“Parametric”) serves as a Sub-Adviser for a portion of the assets of the Tactical Offensive Equity Fund. Parametric is 92% owned by Eaton Vance Corp., a Boston-based investment management firm, and 8% by Parametric’s executives and employees.

THORNBURG INVESTMENT MANAGEMENT INC.—Thornburg Investment Management Inc. (“TIM”) serves as a Sub-Adviser to a portion of the assets of the Tactical Offensive Equity Fund. TIM was incorporated in Delaware in 1982. TIM is an independent, employee-owned organization. Currently, thirty-six of the firm’s professionals (approximately 20% of the firm’s employees) share in the ownership of the firm. Managing Directors, other than Mr. H. Garrett Thornburg, Chairman, and Mr. Brian J. McMahon, CEO and President, own less than 5%.

WELLINGTON MANAGEMENT COMPANY, LLP—Wellington Management Company, LLP (“Wellington Management”), a Massachusetts limited liability partnership, serves as a Sub-Adviser to a portion of the assets of the Tactical Offensive Fixed Income and Tactical Defensive Funds. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.

Sub-Adviser Portfolio Management

AQR

Compensation. SIMC pays AQR a fee based on the assets under management of the Tactical Offensive Equity Fund as set forth in an investment sub-advisory agreement between AQR and SIMC. AQR pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Tactical Offensive Equity Fund. The following information relates to the period ended September 30, 2010.

AQR’s portfolio managers, as Principals of the firm, are rewarded for their innovative contributions, work ethic, and team commitment in the form of partnership distributions from the total earnings of AQR. Principals are compensated based on AQR’s overall firm wide performance—not individual profits/losses or strategy performance. AQR believes that this fosters a culture of teamwork and shared goals, thus eliminating a conflict of interest as it relates to compensation based on individual client accounts and performance.

Ownership of Fund Shares. As of the Tactical Offensive Equity Fund’s inception date, AQR’s portfolio managers did not beneficially own any shares of the Tactical Offensive Equity Fund.

Other Accounts. As of September 30, 2010, AQR’s portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager†	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Clifford Asness	11		$2,410	54		$10,024	47		$12,236
	—	*	$—	31	*	$6,946	5	*	$1,121

Jacques Friedman	8		$1,121	43		$8,394	47		$12,236
	—	*	$—	21	*	$5,296	5	*	$1,121

Ronen Israel	12		$3,042	47		$9,048	47		$12,236
	—	*	$—	25	*	$5,970	5	*	$1,121

Lars Nielsen	12		$3,042	53		$10,024	47		$12,236
	—	*	$—	31	*	$6,946	5	*	$1,121

†  AQR utilizes a team-based approach to portfolio management and each of the portfolio managers listed above are jointly and primarily responsible for the management of a portion of the accounts listed in each category.

*  These accounts are subject to performance-based advisory fees.

Conflicts of Interest. AQR’s portfolio managers’ management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Tactical Offensive Equity Fund’s investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts might have similar investment objectives as the Tactical Offensive Equity Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Tactical Offensive Equity Fund. AQR does not believe that these conflicts, if any, are material or, to the extent any such conflicts are material, AQR believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of AQR’s portfolio managers’ day-to-day management of the Tactical Offensive Equity Fund. Because of their positions with the Tactical Offensive Equity Fund, the portfolio managers know the size, timing and possible market impact of Tactical Offensive Equity Fund trades. It is theoretically possible that AQR’s portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Tactical Offensive Equity Fund. However, AQR has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of AQR’s portfolio managers’ management of the Tactical Offensive Equity Fund and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Tactical Offensive Equity Fund. This conflict of interest may be exacerbated to the extent that AQR or its portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts (some of which receive a base and incentive fee) than from the Tactical Offensive Equity Fund. Notwithstanding this theoretical conflict of interest, it is AQR’s policy to manage each account based on its investment objectives and related restrictions and, as discussed above, AQR has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account’s investment objectives and related restrictions. For example, while AQR’s portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Tactical Offensive Equity Fund, such securities might not be suitable for the Tactical Offensive Equity Fund given its investment objectives and related restrictions. Subject to applicable laws and/or client restrictions, AQR may buy, sell or hold securities for a client or proprietary account while entering into a different or opposite investment decision for other client or proprietary accounts. Hence, AQR may purchase or sell the same securities for more than one advisory client (or proprietary account) account on the same day (including at the same time) in the same direction, the opposite direction or a combination of the two directions. There may be potential disadvantages when more than one client account simultaneously seeks to buy or sell commonly held securities and other investment positions. Also, client accounts may hold securities whose issuers are subject to a merger or are issuing convertible securities and subsequently invested in by funds managed by AQR. In general, clients may take an opposite investment position (i.e., a long position versus a short position) in the same security held by other clients.

AQR’s portfolio managers and investment personnel are all responsible for determining the investment decisions across all of AQR’s accounts and funds, including accounts with performance-based fees. As a registered investment adviser and a fiduciary, AQR must exercise due care to ensure that investment opportunities are allocated equitably among all client accounts. It is AQR’s policy to provide consistent treatment of client accounts with similar investment guidelines when possible.

AJO

Compensation. SIMC pays AJO a fee based on the assets under management of the Tactical Offensive Equity Fund as set forth in an investment sub-advisory agreement between AJO and SIMC. AJO pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Tactical Offensive Equity Fund. The following information relates to the period ended September 30, 2010.

Each of AJO’s portfolio managers is a principal of the firm. All principals are compensated through a fixed salary, equity-based cash distributions and merit-based cash bonuses that are awarded entirely for contributions to the firm. Each calendar year-end, the managing principal of AJO, in consultation with the other senior partners, determines the bonus amounts for each portfolio manager. Bonuses can be a significant portion of a portfolio manager’s overall compensation. Bonus amounts are generally based on the following factors: net revenues and cash position of AJO; ownership percentage of the portfolio manager; and overall contributions of the portfolio manager to the operations of AJO. Although many of the firm’s fee arrangements are performance-based, no individual’s compensation is directly tied to account performance or to the value of the assets held in particular funds, or even to firm-wide assets. Portfolio managers may also be awarded non-cash compensation in the form of increased ownership in the firm. Presently, AJO does not have any deferred compensation arrangements.

Ownership of Fund Shares.  As of the Tactical Offensive Equity Fund’s inception date, AJO’s portfolio managers did not beneficially own any shares of the Tactical Offensive Equity Fund.

Other Accounts. As of September 30, 2010, AJO’s portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Theodore R. Aronson, Stefani Cranston, Gina Marie N. Moore, Martha E. Ortiz, R. Brian Wenzinger, and Christopher J. W. Whitehead	16		$4,353,970,000	15		$2,511,180,000	49		$7,055,130,000
	2	*	$80,670,000	3	*	$209,990,000	42	*	$4,130,860,000

*  These accounts are subject to performance-based advisory fees.

Conflicts of Interest. AJO’s portfolio managers’ management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Tactical Offensive Equity Fund’s investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts might have similar investment objectives as the Tactical Offensive Equity Fund or hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Tactical Offensive Equity Fund. While the portfolio managers’ management of Other Accounts may give rise to the following potential conflicts of interest, AJO does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, AJO believes that it has adopted policies and procedures that are reasonably designed to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio managers’ day-to-day management of the Tactical Offensive Equity Fund. Because of their positions with the Tactical Offensive Equity Fund, AJO’s portfolio managers know the size, timing, and possible market impact of Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Tactical Offensive Equity Fund. However, AJO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of the portfolio managers’ management of the Tactical Offensive Equity Fund and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Tactical Offensive Equity Fund. This conflict of interest may be exacerbated to the extent that AJO or its portfolio managers receive, or expect to receive, greater compensation from their management of accounts other than the Tactical Offensive Equity Fund. Notwithstanding this potential conflict of interest, it is AJO’s policy to manage each account based on its investment objectives and related restrictions and, as discussed above, AJO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account’s investment objectives and related restrictions. For example, while AJO’s portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Tactical Offensive Equity Fund, such an approach might not be suitable for the Tactical Offensive Equity Fund, given their investment objectives and related restrictions.

Artisan

Compensation.  SIMC pays Artisan a fee based on the assets under management of the Tactical Offensive Equity Fund as set forth in an investment sub-advisory agreement between Artisan and SIMC. Artisan pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Tactical Offensive Equity Fund. The following information relates to the period ended September 30, 2010.

An Artisan portfolio manager is compensated through an annual fixed base salary and a subjectively determined incentive bonus, that is a portion of a bonus pool, the aggregate amount of which is tied to Artisan’s fee revenues generated by all accounts included within the manager’s investment strategy, including the Tactical Offensive Equity Fund, during the calendar year. Portfolio managers are not compensated based on the performance of accounts they manage, except to the extent that positive account performance results in increased investment management fees earned by Artisan based on assets under management. Artisan bases incentive bonuses on revenues earned with respect to the investment strategy, rather than on investment performance, because the firm believes that this method aligns its portfolio managers’ interests more closely with the long-term interests of clients.

Artisan’s portfolio managers also participate in group life, health, medical reimbursement and retirement plans that are generally available to all salaried employees of the firm. All senior professionals, including portfolio managers, have or are expected to have, over a reasonable time, limited partnership interests in the firm.

Ownership of Fund Shares.  As of the Tactical Offensive Equity Fund’s inception date, Artisan’s portfolio manager did not beneficially own any shares of the Tactical Offensive Equity Fund.

Other Accounts.  As of September 30, 2010, Artisan’s portfolio manager was responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Maria Negrete- Gruson	3		$946,501,432	2		$136,385,940
	n/	a	n/a	1	*	$119,206,368	2	*	$899,524,509

*  These accounts are subject to performance-based advisory fees.

Conflicts of Interest.  Artisan’s emerging markets investment team, led by Maria Negrete-Gruson as manager, manages portfolios for multiple clients. These accounts may include accounts for registered investment companies, separate accounts (assets managed on behalf of institutions such as pension funds and foundations) and other private pooled investment vehicles. There are a number of ways in which the interests of Artisan, its portfolio managers and its other personnel might conflict with the interests of the Tactical Offensive Equity Fund and its shareholders, including:

Sharing of Personnel, Services, Research and Advice Among Clients.  Because all client accounts within Artisan’s emerging markets strategy are managed similarly, substantially all of the research and portfolio management activities conducted by the emerging markets investment team benefit all clients within the particular strategy. Artisan’s accounting and financial personnel and legal and compliance personnel divide their time among services to the Tactical Offensive Equity Fund and other client accounts.

Restrictions on Activities.  Artisan generally does not tailor its investment management services to the individual needs of clients, but rather invests all of the accounts in a particular strategy in a similar manner. Therefore, client-imposed restrictions placed on one or more client accounts may impact the manner in which Artisan invests on behalf of all of its client accounts.

To prevent the potentially negative impact that the actions by one client account or multiple client accounts may have on the manner in which Artisan invests on behalf of all of its client accounts, Artisan generally does not accept accounts subject to restrictions that Artisan believes would cause it to deviate from its stated investment strategy or adversely affect its ability to manage client accounts.

Investments in Issuers with Business Relationships with Artisan.  From time to time, clients in a particular investment strategy, including the Tactical Offensive Equity Fund, may invest in a security issued by a company, or an affiliate of a company, that is also a client of Artisan or has another business relationship with Artisan or its affiliates. Artisan has written policies designed to prevent the misuse of material non-public information. The operation of those policies and of applicable securities laws may prevent the execution of an otherwise desirable transaction in a client account if Artisan believes that it is or may be in possession of material non-public information regarding the security that would be the subject of that transaction.

Artisan may allow an employee of the firm to serve as a director of a public company. Because of the heightened risk of misuse, or allegations of misuse, of material non-public information, Artisan does not permit investment by client accounts or persons covered by Artisan’s Code of Ethics in securities of any issuer of which an Artisan employee is a director, except that the employee who is the director may purchase and sell that company’s securities for his or her own account or for the account of his or her immediate family members. This prohibition may foreclose investment opportunities that would be available to the Tactical Offensive Equity Fund if the Artisan employee were not a director. No employee of Artisan currently serves as a director or officer of any public company other than Artisan Funds, Inc., a registered investment company advised by Artisan (“Artisan Funds”).

Management Services Provided to or Business Relationships with the Tactical Offensive Equity Fund’s Service Providers.  Artisan may provide separate account management services to or have other business relationships with entities that are, or affiliates of which are, service providers to the Tactical Offensive Equity Fund. In every case, the compensation received by Artisan for its advisory services is consistent with the fees received by Artisan from clients that have no relationship with the Tactical Offensive Equity Fund.

Allocation of Portfolio Transactions Among Clients. Artisan seeks to treat all of the firm’s clients fairly when allocating investment opportunities among clients. Because the firm’s investment teams generally try to keep all client portfolios in that strategy invested in the same securities with approximately the same weightings (with exceptions for a limited number of client-imposed restrictions and limitations), most orders placed by the firm’s investment teams ask that a position be established or a security bought or sold to achieve a designated weighting, expressed as a percentage of the value of the portfolio. The firm’s traders generally have the authority and the responsibility for determining the number of shares required to be bought or sold in each account to achieve that outcome. To execute an investment team’s order, the trader for that strategy usually places a single order across all participating accounts, except in certain markets where aggregated trades are not permitted or due to a client specific restriction or instruction. The trader also strives to use a single broker for execution of a given trade on any given day to manage transaction costs; however, with increasing fragmentation of securities markets and dispersion of sources of liquidity, the trader may use more than one broker. All participating accounts, including the Tactical Offensive Equity Fund, then share (generally pro rata subject to minimum order size requirements) in the aggregated transaction, paying the same price and commission rate.

Because the firm usually does not know in advance how many shares it will receive in most underwritten offerings, including initial public offerings, the firm allocates the shares after the shares are received. The shares are allocated among all of the accounts (i) eligible to purchase the security and with cash available to do so, and (ii) with respect to which the investment team has given an indication of interest, pro rata with reference to asset size and subject to minimum order size requirements. Artisan’s proprietary accounts, which are discussed below, are not permitted to invest in underwritten offerings.

There also may be instances where a particular security is held by more than one investment strategy (“cross holdings”) due to the overlap of their investment universes. “Same way” transactions (that is, all buys or all sells) in a security held by more than one strategy are generally aggregated across all participating accounts. On occasion, the portfolio manager of one strategy may impose a price limit or some other differing instruction and so may decide not to participate in the aggregated order. In those cases, the trader works both trades in the market at the same time, subject to the requirements of the written trade processing procedures. When orders for a trade in a security are opposite to one another (that is, one portfolio is buying a security, while another is selling the security) and the trader receives a buy order while a sell order is pending (or vice versa), the traders will contact each portfolio manager involved to determine if either portfolio manager wishes to withdraw or modify his order. If both orders remain unmodified, the traders may proceed to work those orders in the markets, so long as the traders follow written trade processing procedures designed to prevent the firm from causing the account of one client to buy or sell a security from or to the account of another client.

The procedures for aggregating portfolio transactions and allocating them among clients are reviewed regularly by Artisan and are included in Artisan’s compliance program.

Soft Dollars.  As an investment adviser, Artisan has an obligation to seek best execution for clients—that is, execution of trades in a manner intended, considering the circumstances, to secure that combination of net price and execution that will maximize the value of Artisan’s investment decisions for the benefit of its clients. Subject to Artisan’s duty to seek best execution, Artisan’s selection of brokers is affected by Artisan’s receipt of research services.

Artisan uses client commissions (i) to acquire third party research, including the eligible portion of certain “mixed use” research products, and (ii) for proprietary research provided by brokers participating in the execution process, including access to the brokers’ traders and analysts, access to conferences and company managements, and the provision of market information.

When Artisan receives research products and services in return for client brokerage, it relieves Artisan of the expense it would otherwise bear of paying for those items with its own funds, which may provide an incentive to Artisan to select a particular broker-dealer or electronic communication network (“ECN”) that will provide it with research products or services. However, Artisan chooses those broker-dealers it believes are best able to provide the best combination of net price and execution in each transaction.

Artisan uses client brokerage from accounts managed by an investment team for research used by that team. Because virtually all orders are aggregated across all accounts in a strategy for execution by a single broker, all participating accounts, including the Tactical Offensive Equity Fund, generally will pay the same commission rate for trades and will share pro rata in the costs for the research, except for certain governmental clients that are subject to legal restrictions on the use of their commissions to pay for third-party research products and services (in which case Artisan pays for such products and services from its own funds).

Artisan has adopted written procedures with respect to soft dollars.

Proprietary and Personal Investments and Code of Ethics.  Artisan’s proprietary investments and personal investments by the firm’s employees also may present potential conflicts of interest with Artisan’s clients, including the Tactical Offensive Equity Fund. Artisan from time to time uses a proprietary account to evaluate the viability of an investment strategy or bridge what would otherwise be a gap in a performance track record. Other proprietary or similar accounts that may exist from time to time are, in general, treated like client accounts for purposes of allocation of investment opportunities. To the extent there is overlap between the investments of one or more proprietary accounts and the accounts of the firm’s clients, all portfolio transactions are aggregated and allocated pro rata among participating accounts, including the proprietary and other accounts. As of September 30, 2010, Artisan did not have any proprietary accounts.

Personal transactions are subject to Artisan’s Code of Ethics, which generally provides that employees of Artisan may not take personal advantage of any information that they may have concerning Artisan’s current investment program. The Code requires pre-approval of most personal securities transactions believed to present potentially meaningful risk of conflict of interest (including acquisitions of securities as part of an initial public offering or private placement) and generally prohibits Artisan’s employees from profiting from the purchase and sale, or sale and purchase, of the same (or equivalent) securities within sixty days. Certain transactions, including trading of mutual funds for which Artisan acts as adviser or Sub-Adviser, are excluded from the short-term trading limitation. Trading in mutual fund shares is excluded from that prohibition because funds typically have their own policies and procedures related to short-term trading activity.

In addition, the Code requires reports of personal securities transactions (which generally are in the form of duplicate confirmations and brokerage account statements) to be filed with Artisan’s compliance department quarterly or more frequently. Artisan reviews those reports and the securities holdings of its employees for conflicts, or potential conflicts, with client transactions.

The Code prohibits the purchase and sale of securities to and from client accounts. The Code also contains policies designed to prevent the misuse of material, non-public information and to protect the confidential information of Artisan’s clients.

Fees.  Like the fees Artisan receives from SIMC with respect to the Tactical Offensive Equity Fund, the fees Artisan receives as compensation from other client accounts are typically calculated as a percentage of the client’s assets under management. However, Artisan may, under certain circumstances, negotiate performance-based fee arrangements. Performance-based fee arrangements are negotiated with clients on a case-by-case basis and may include, among other types of arrangements, fulcrum fee arrangements (in which the fee is based on actual Artisan’s performance against an agreed upon benchmark), a fee based upon appreciation of assets under management for the client or a fee based upon the amount of gain in an account. As of September 30, 2010, Artisan had five separate accounts with performance-based fees encompassing all of its investment strategies. Three of the five separate accounts are in Artisan’s emerging markets strategy.  Although Artisan may have an incentive to manage the assets of accounts with performance-based fees differently from its other accounts, the firm believes that this potential conflict is effectively controlled by Artisan’s procedures to manage all clients within a particular strategy similarly regardless of fee structure.

Brown Advisory

Compensation.  SIMC pays Brown Advisory a fee based on the assets under management of the Tactical Offensive Equity Fund as set forth in an investment sub-advisory agreement between Brown Advisory and SIMC. Brown Advisory pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Tactical Offensive Equity Fund. The following information relates to the period ended September 30, 2010.

The Brown Advisory portfolio manager receives a compensation package that includes a base salary and variable incentive bonus. A portfolio manager who is also a member of Brown Advisory’s management team maintains a significant equity interest in Brown Advisory Holdings Incorporated. The incentive bonus is subjective. It takes into consideration a number of factors including, but not limited to, performance, client satisfaction and service and the profitability of Brown Advisory’s business. When evaluating a portfolio manager’s performance, Brown Advisory compares the pre-tax performance of a portfolio manager’s accounts to a relative broad-based market index over a trailing 1-, 3-, and 5-year time period. The performance bonus is distributed at calendar year-end based on, among other things, the pre-tax investment return over the prior 1-, 3-, and 5-year periods.

Accounts managed in the large-cap growth equity strategy are typically compared to the Russell 1000 Growth Index.

All portions of a portfolio manager’s compensation package are paid by Brown Advisory and not by any client account.

Ownership of Fund Shares.  As of the Tactical Offensive Equity Fund’s inception date, Brown Advisory’s portfolio managers did not beneficially own any shares of the Tactical Offensive Equity Fund.

Other Accounts.  As of September 30, 2010, Mr. Stuzin was responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (thousands)	Number of Accounts	Total Assets (thousands)	Number of Accounts	Total Assets (thousands)
Kenneth M. Stuzin, CFA	3	$1,323,262	2	$97,513	67	$737,794

None of the accounts listed above is subject to performance-based advisory fees.

Conflicts of Interest. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may experience the following potential conflicts: the management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Investment decisions for client accounts are also made consistent with a client’s individual investment objective and needs. Accordingly, there may be circumstances when purchases or sales of securities for one or more client accounts will have an adverse effect on other clients. Brown Advisory may seek to manage such competing interests by: (1) having a portfolio manager focus on a particular investment discipline; (2) utilizing a quantitative model in managing accounts; and/or (3) reviewing performance differences between similarly managed accounts on a periodic basis to ensure that any such differences are attributable by differences in investment guidelines and timing of cash flows.

Brown Advisory also maintains a Code of Ethics to establish standards and procedures for the detection and prevention of activities by which persons having knowledge of the investments and investment intentions of the Tactical Offensive Equity Fund may abuse their fiduciary duties to the Tactical Offensive Equity Fund.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one client, the Tactical Offensive Equity Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, Brown Advisory has adopted procedures for allocating portfolio transactions across multiple accounts and conducting trades on a soft dollar basis, if applicable.

Causeway

Compensation.  SIMC pays Causeway a fee based on the assets under management of the Tactical Offensive Equity Fund as set forth in an investment sub-advisory agreement between Causeway and SIMC. Causeway pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Tactical Offensive Equity Fund. The following information relates to the period ended September 30, 2010.

Ms. Ketterer and Mr. Hartford, the chief executive officer and president of the firm, respectively, receive annual salaries and are entitled, as controlling owners of the firm, to distributions from the firm’s net profit based on their ownership interests. They do not receive incentive compensation. Messrs. Doyle, Eng, Durkin, and Muldoon, also portfolio managers of the Tactical Offensive Equity Fund, receive salary, incentive compensation, equity grants, and distributions of firm net profit based on their ownership interests.

Incentive compensation is paid in the discretion of the firm’s Operating Committee, led by Ms. Ketterer and Mr. Hartford, weighing a variety of objective and subjective factors. Portfolios are team-managed; no specific formula is used and incentive compensation is not based on the specific performance of the Tactical Offensive Equity Fund or any other single client account managed by Causeway. The following factors are among those considered in determining incentive compensation for Messrs. Doyle, Eng, Durkin, and Muldoon: individual research contribution, portfolio management contribution, group research contribution, and client service contribution.

Ownership of Fund Shares.  As of the Tactical Offensive Equity Fund’s inception date, Causeway’s portfolio managers did not beneficially own any shares of the Tactical Offensive Equity Fund.

Other Accounts.  As of September 30, 2010, the portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies				Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets (thousands)		Number of Accounts		Total Assets (thousands)	Number of Accounts		Total Assets (thousands)
Sarah H. Ketterer	7		$3,958,500		5		$907,864	51		$5,432,292
	0	*	$0	*	0	*	$0	1	*	$410,759
Harry W. Hartford	7		$3,958,500		5		$907,864	55		$5,409,132
	0	*	$0	*	0	*	$0	1	*	$410,759
James A. Doyle	7		$3,958,500		5		$907,864	53		$5,407,407
	0	*	$0	*	0	*	$0	1	*	$410,759
Jonathan P. Eng	7		$3,958,500		5		$907,864	50		$5,408,675
	0	*	$0	*	0	*	$0	1	*	$410,759
Kevin Durkin	7		$3,958,500		5		$907,864	48		$5,407,167
	0	*	$0	*	0	*	$0	1	*	$410,749
Conor Muldoon	7		$3,958,500		5		$907,864	53		$5,406,961
	0	*	$0	*	0	*	$0	1	*	$410,749

*  These accounts are subject to performance-based advisory fees.

Conflicts of Interest. The Causeway portfolio managers who manage a segment of the Tactical Offensive Equity Fund (the “Fund Segment”) also manage their own personal accounts and accounts for other clients, including corporations, pension plans, public retirement plans, Taft-Hartley pension plans, endowments and foundations, mutual funds, charities, private trusts, wrap fee programs, and other institutions (collectively, “Other Accounts”). In managing the Other Accounts, the portfolio managers employ investment strategies similar to that used in managing the Fund Segment, subject to certain variations in investment restrictions. The portfolio managers purchase and sell securities for the Fund Segment that they also recommend to Other Accounts. The portfolio managers at times give advice or take action with respect to certain accounts that differs from the advice given other accounts with similar investment strategies. Certain of the Other Accounts pay higher management fee rates than the Fund Segment or pay performance-based fees to Causeway. Causeway is the investment adviser and sponsor of four mutual funds (“Causeway International Value Fund,” “Causeway Global Value Fund,” “Causeway Emerging Markets Fund,” and “Causeway International Opportunities Fund,” together “Causeway Mutual Funds”). All of the portfolio managers have personal investments in one or more of the Causeway Mutual Funds. Ms. Ketterer and Mr. Hartford hold a controlling interest in Causeway’s equity and Messrs. Doyle, Eng, Durkin, and Muldoon have minority interests in Causeway’s equity.

Actual or potential conflicts of interest arise from the Fund Segment’s portfolio managers’ management responsibilities with respect to the Other Accounts and their own personal accounts. These responsibilities may cause portfolio managers to devote unequal time and attention across client accounts and the differing fees, incentives and relationships with the various accounts provide incentives to favor certain accounts. Causeway has written compliance policies and procedures designed to mitigate or manage these conflicts of interest. These include policies and procedures to seek fair and equitable allocation of investment opportunities (including IPOs) and trade allocations among all client accounts and policies and procedures concerning the disclosure and use of portfolio transaction information. Causeway also has a Code of Ethics which, among other things, limits personal trading by portfolio managers and other employees of Causeway. There is no guarantee that any such policies or procedures will cover every situation in which a conflict of interest arises.

Lazard

Compensation.  SIMC pays Lazard a fee based on the assets under management of the Tactical Offensive Equity Fund as set forth in an investment sub-advisory agreement between Lazard and SIMC.  Lazard pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Tactical Offensive Equity Fund.

Lazard compensates the Portfolio Managers by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively. Salary and bonus are paid in cash. Portfolio Managers are compensated on the performance of the aggregate group of portfolios managed by them rather than for a specific fund or account. Various factors are considered in the determination of a Portfolio Manager’s compensation. All of the portfolios managed by a Portfolio Manager are comprehensively evaluated to determine his or her positive and consistent performance contribution over time. Further factors include the amount of assets in the portfolios as well as qualitative aspects that reinforce Lazard’s investment philosophy such as leadership, teamwork and commitment.

Total compensation is not fixed, but rather is based on the following factors: (i) maintenance of current knowledge and opinions on companies owned in the portfolio; (ii) generation and development of new investment ideas, including the quality of security analysis and identification of appreciation catalysts; (iii) ability and willingness to develop and share ideas on a team basis; and (iv) the performance results of the portfolios managed by the investment team.

Variable bonus is based on the Portfolio Manager’s quantitative performance as measured by his or her ability to make investment decisions that contribute to the pre-tax absolute and relative returns of the accounts managed by them, by comparison of each account to a predetermined benchmark, depending on the investment strategy of the account, over the current fiscal year and the longer-term performance (3-, 5- or 10-year, if applicable) of such account, as well as performance of the account relative to peers. Portfolio managers are compensated based on the performance of the accounts they manage as a whole. In addition, the Portfolio Manager’s bonus can be influenced by subjective measurement of the manager’s ability to help others make investment decisions.

Ownership of Fund Shares. As of the Tactical Offensive Equity Fund’s inception date, Lazard’s portfolio managers did not beneficially own any shares of the Tactical Offensive Equity Fund.

Other Accounts. As of September 30, 2010, Lazard’s portfolio managers were responsible for the day to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Jai Jacob	4	$988,589,381	4	$209,827,698	13		$793,562,304
Daniel Breslin	8	$3,587,655,384	1	$8,774,993	28	$	$805,387,822
Andrew Lacey*	15	$11,771,373,804	8	$839,258,952	194		$4,861,243,216

* The following portfolio managers manage accounts with respect to which the advisory fee is based on the performance of the account:

(1)   Mr. Lacey manages one registered investment company with assets under management of approximately $6.0 billion.

Conflicts of Interest. Lazard’s Portfolio Managers manage multiple accounts for a diverse client base, including private clients, institutions and investment funds. Lazard manages all portfolios on a team basis. The team is involved at all levels of the investment process. This team approach allows for every portfolio manager to benefit from his/her peers, and for clients to receive the firm’s best thinking, not that of a single portfolio manager. Lazard manages all like investment mandates against a model portfolio. Specific client objectives, guidelines or limitations then are applied against the model, and any necessary adjustments are made.

Although the potential for conflicts of interest exist because Lazard and the Portfolio Managers manage other accounts with similar investment objectives and strategies as the Tactical Offensive Equity Fund (“Similar Accounts”), Lazard has procedures in place that are designed to ensure that all accounts are treated fairly and that the Tactical Offensive Equity Fund is not disadvantaged, including procedures regarding trade allocations and “conflicting trades” (e.g., long and short positions in the same security, as described below). In addition, the Tactical Offensive Equity Fund, as a registered investment company, is subject to different regulations than certain of the Similar Accounts, and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as the Similar Accounts.

Potential conflicts of interest may arise because of Lazard’s management of the Tactical Offensive Equity Fund and Similar Accounts. For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Lazard may be perceived as causing accounts it manages to participate in an offering to increase Lazard’s overall allocation of securities in that offering, or to increase Lazard’s ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Lazard may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. Additionally, Portfolio Managers may be perceived to have a conflict of interest because of the large number of Similar Accounts, in addition to the Tactical Offesnive Equity Fund, that they are managing on behalf of Lazard. Although Lazard does not track each individual Portfolio Manager’s time dedicated to each account, Lazard periodically reviews each Portfolio Manager’s overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Tactical Offensive Equity Fund. In addition, Lazard could be viewed as having a conflict of interest to the extent that Lazard and/or its Portfolio Managers have a materially larger investment in a Similar Account than their investment in the Tactical Offensive Equity Fund.

A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.

Lazard manages hedge funds that are subject to performance/incentive fees. Certain hedge funds managed by Lazard may also be permitted to sell securities short. When Lazard engages in short sales of securities of the type in which the Tactical Offensive Equity Fund invests, Lazard could be seen as harming the performance of the Tactical Offensive Equity Fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. As described above, Lazard has procedures in place to address these conflicts. Portfolio managers and portfolio management teams are generally not permitted to manage long-only assets alongside long/short assets, although may from time to time manage both hedge funds and long-only accounts, including open-end and closed-end registered investment companies.

MetWest

Compensation. SIMC pays MetWest a fee based on the assets under management of the Tactical Offensive Fixed Income and Tactical Defensive Funds as set forth in an investment sub-advisory agreement between MetWest and SIMC. The following information relates to the period ended September 30, 2010.

Since MetWest is a subsidiary of TCW, MetWest’s investment professionals are compensated under the TCW compensation structure as detailed below:

The investment professionals at the TCW are compensated through a base salary and fee sharing and/or performance-based compensation.  Specifically, the portfolio managers are generally compensated based on fee-sharing formulas that take into account revenues or profitability of assets under management and/or investment performance.  The research analysts receive a base salary and a year-end bonus tied to performance, which is determined based on the accuracy of his/her purchase and sell recommendations.  The traders’ bonus is tied to his/her ability to achieve best execution when conducting trades for the firm’s accounts.  The client service professionals receive a base salary and performance-based bonus.

The firm conducts annual salary surveys to review benchmark and compensation ranges, both on a national and a regional basis.  According to McLagan Partners, a leading compensation consultant in the industry, these studies have shown that the firm is, on average, above the median in terms of salaries and total compensation provided to its employees.

In the past, the firm implemented stock option plans, through which effective economic interests in the firm were allocated to key employees.  Some awards also included grants through the stock option plans of Société Générale (SG), one of the oldest and largest banks in France. At present, approximately 143 employees, or 19%, hold stock options.  In addition, the firm offers a voluntary non-qualified deferred compensation plan for select employees.  The objectives of the plan include providing income tax deferrals, while enabling investments in the firm’s mutual funds in addition to what may be contributed through the defined contribution plan.

In each of the past six years, SG has made an Employee Share Purchase Program (an ESOP-like program) available to all of the firm’s employees.  Approximately 30% of the firm’s employees elected to participate and are now SG common stock holders through the program.

In February of 2010, TCW acquired MetWest.  The former MetWest employees will receive TCW stock over time as a part of the MetWest purchase transaction and related retention arrangements.  Also in 2010, TCW approved a Restricted Stock Unit Plan for TCW’s employees, under which approximately 150 of TCW’s employees will receive restricted stock units that vest as common shares of TCW stock.  The TCW stock, issuable under the Restricted Stock Unit Plan and to the former MetWest employees, will be issued over five years and will dilute the ownership of Société Générale Asset Management (SGAM) and Amundi Group (Amundi), ratably. In early 2010, SG and Crédit Agricole S.A. merged their respective asset management businesses in Europe and Asia. The new entity is called Amundi. In order to maintain TCW’s continuity and longstanding commitment to clients and employees, TCW was not combined with the new company, and remains a subsidiary of SG. TCW expects to have approximately 175 employee-owners who will own approximately 20% of TCW once all of the TCW stock issuable to the former MetWest employees and under the Restricted Stock Unit Plan is issued.

Ownership of Fund Shares. As of the Tactical Offensive Fixed Income and Tactical Defensive Funds’ inception date, MetWest’s portfolio managers did not beneficially own any shares of the Tactical Offensive Fixed Income or Tactical Defensive Funds.

Other Accounts. As of September 30, 2010, MetWest’s portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets (mm)	Number of Accounts		Total Assets (mm)	Number of Accounts		Total Assets (mm)
Laird R. Landmann	16		$23,274.48	1		$385.99	202		$21,068.81
	1	*	$257.70	2	*	$45.20	45	*	$10,667.94
Tad Rivelle	15		$21,898.93	1		$385.99	202		$21,124.80
	2	*	$269.27	2	*	$45.20	45	*	$10,667.94
Jamie Farnham	4		$3,770.37	0		$0	7		$621.68
	0		$0	1	*	$1.17	2	*	$116.17
Gino Nucci	4		$3,770.37	0		$0	0		$0
	0		$0	1	*	$1.17	0		$0
Stephen Kane, CFA	16		$23,274.48	1		$385.99	202		$21,124.80
	2	*	$269.27	2	*	$45.20	45	*	$10,667.94
Mitch Flack	4		$2,515.74	1		$385.99	31		$4,027.80
	0		$0	2	*	$45.20	30	*	$8,774.14
Bryan Whalen	0		$0	1		$3.85	31		$4,027.80
	0		$0	2	*	$45.20	32		$8,879.98

*  These accounts are subject to performance-based advisory fees.

Conflicts of Interest. MetWest’s portfolio managers could favor one account over another in allocating new investment opportunities that have limited supply, such as (by way of example but not limitation) initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than Other Accounts that did not receive an allocation of a particular initial public offering.

A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager decides to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security on the same day for more than one account, the trades typically are “bunched,” which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts for which bunching may not be possible for contractual reasons. Circumstances may also arise in which the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, the portfolio manager will place the order in a manner intended to result in as favorable a price as possible for such clients.

A portfolio manager potentially could favor an account if the portfolio manager’s compensation is tied to the performance of that account to a greater degree than other accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager may have a financial incentive to seek to have the accounts that determine the portfolio manager’s bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if MetWest receives a performance-based advisory fee from an account, the portfolio manager may have an incentive to favor that account, whether or not the performance of that account directly determines the portfolio manager’s compensation. This structure may create inherent pressure to allocate investments having a greater potential for higher returns to those accounts with higher performance fees.

A portfolio manager may have an incentive to favor an account if the portfolio manager has a beneficial interest in the account in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.

With respect to securities transactions for the Tactical Offensive Fixed Income and Tactical Defensive Funds, MetWest determines which broker to use to execute each order, consistent with its duty to seek best execution. MetWest aggregates like orders where it believes doing so is beneficial to its client accounts. However, with respect to certain separate accounts, MetWest may be limited by the clients or other constraints with respect to the selection of brokers or it may be instructed to direct trades through particular brokers. In these cases, MetWest may place separate, non-simultaneous transactions for the Tactical Offensive Fixed Income and Tactical Defensive Funds and another account which may temporarily affect the market price of the security or the execution of the transaction to the detriment of one or the other.

If different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest could arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, MetWest seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

MetWest falls under TCW’s Code of Ethics which is designed to minimize conflicts of interest between clients and its investment personnel. MetWest also reviews potential conflicts of interest through its Trading and Allocation Committee.

Parametric

Compensation. SIMC pays Parametric a fee based on the assets under management of the Tactical Offensive Equity Fund as set forth in an investment sub-advisory agreement between Parametric and SIMC. Parametric pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Tactical Offensive Equity Fund. The following information relates to the period ended September 30, 2010.

Employee Compensation. Compensation of Parametric’s portfolio managers and other investment professionals has three primary components: (i) a base salary; (ii) a quarterly cash bonus; and (iii) annual stock-based compensation consisting of options to purchase shares of Eaton Vance Corporation’s nonvoting common stock (Parametric’s parent company)(“EV”), restricted stock in EV and profit units that participate in the earnings and equity growth of Parametric. Parametric’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to Parametric employees. Compensation of Parametric investment professionals is reviewed primarily on an annual basis. Stock-based compensation awards and adjustments in base salary and bonus are typically paid and/or put into effect at or shortly after Parametric’s October 31 fiscal year-end.

Method to Determine Employee Compensation. Parametric seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The performance of portfolio managers is evaluated primarily based on success in achieving portfolio objectives for managed funds and accounts. The compensation of portfolio managers with other job responsibilities (such as product development) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of Parametric and Eaton Vance Corp. Cash bonuses are determined based on a target percentage of Parametric profits. While the base salaries of Parametric portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate substantially from year to year, based on changes in financial performance and other factors.

Ownership of Fund Shares. As of the Tactical Offensive Equity Fund’s inception date, Parametric’s portfolio managers did not beneficially own any shares of the Tactical Offensive Equity Fund.

Other Accounts. As of September 30, 2010, Parametric’s portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
Thomas Seto	12	$9,317,555,657	1	$145,501,739	12,697	*	$22,035,030,097
David Stein	12	$9,317,555,657	1	$145,501,739	12,697	*	$22,035,030,097

*Two of these accounts are subject to performance-based fees. Their combined AUM as of 9/30/10 is: $942,925,776.05.

Conflicts of Interest. Parametric’s portfolio managers’ management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Tactical Offensive Equity Fund’s investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts include other investment company accounts and separately managed accounts. The Other Accounts might have similar investment objectives as the Tactical Offensive Equity Fund or hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Tactical Offensive Equity Fund. While the portfolio managers’ management of Other Accounts may give rise to potential conflicts of interest, Parametric does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, Parametric believes that it has designed policies and procedures that are designed to manage those conflicts in an appropriate way.

TIM

Compensation. SIMC pays TIM a fee based on the assets under management of the Tactical Offensive Equity Fund as set forth in an investment sub-advisory agreement between TIM and SIMC. TIM pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Tactical Offensive Equity Fund. The following information relates to the period ended September 30, 2010.

The compensation of each co-portfolio manager includes an annual salary, annual bonus, and company-wide profit sharing. Each portfolio manager also owns equity shares in TIM. Both the salary and bonus are reviewed approximately annually for comparability with salaries of other portfolio managers in the industry, using survey data obtained from compensation consultants. The annual bonus is subjective. Criteria that are considered in formulating the bonus include, but are not limited to, the following: revenues available to pay compensation of the manager and all other expenses related to supporting the accounts managed by the manager, multiple year historical total return of accounts managed by the manager, relative to market performance and similar funds; single year return of accounts managed by the portfolio manager, relative to market performance and similar funds; the degree of sensitivity of the manager to potential tax liabilities created in generating returns, relative to overall return. To the extent that the manager realizes benefits from capital appreciation and dividends paid to shareholders of TIM, such benefits accrue from the overall financial performance of TIM.

Ownership of Fund Shares. As of the Tactical Offensive Equity Fund’s inception date, TIM’s portfolio managers did not beneficially own any shares of the Tactical Offensive Equity Fund.

Other Accounts. As of September 30, 2010, TIM’s portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
William V. Fries	14	$27.0 billion	9	$1.8 billion	39		$6.8 billion
	N/A	N/A	N/A	N/A	1	*	$103 million
Wendy Trevisani	14	$27.0 billion	13	$1.9 billion	7,879		$11 billion
	N/A	N/A	N/A	N/A	1	*	$103 million
Lei Wang	14	$27.0 billion	9	$1.8 billion	39		$6.8 billion
	N/A	N/A	N/A	N/A	1	*	$103 million

*  These accounts are subject to performance-based advisory fees.

Conflicts of Interest. Most portfolio managers manage investments for multiple clients, including mutual funds, private accounts and retirement plans. In any case where a portfolio manager manages the investments of two or more accounts, there is a possibility that conflicts of interest could arise between the portfolio manager’s management of multiple accounts. These conflicts could include:

•  allocating a favorable investment opportunity to one account but not another;

•  directing one account to buy a security before purchases through other accounts increase the price of the security in the market place;

•  giving substantially inconsistent investment directions at the same time to similar accounts, so as to benefit one account over another; and

•  obtaining services from brokers conducting trades for one account, which are used to benefit another account.

TIM has considered the likelihood that material conflicts of interest could arise between the portfolio managers’ management of multiple client accounts. TIM has not identified any such conflicts that may arise and has concluded that it has implemented policies and procedures to identify and resolve any such conflict if it did arise.

TIM’s portfolio managers’ management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Tactical Offensive Equity Fund’s investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts might have similar investment objectives as the Tactical Offensive Equity Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Tactical Offensive Equity Fund. TIM does not believe that these conflicts, if any, are material or, to the extent any such conflicts are material, TIM believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio managers’ day-to-day management of the Tactical Offensive Equity Fund. Because of their positions with the Tactical Offensive Equity Fund, the portfolio managers know the size, timing and possible market impact of Tactical Offensive Equity Fund trades. It is theoretically possible that TIM’s portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Tactical Offensive Equity Fund. However, TIM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of the portfolio managers’ management of the Tactical Offensive Equity Fund and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Tactical Offensive Equity Fund. This conflict of interest may be exacerbated to the extent that TIM or its portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts (many of which receive a base and incentive fee) than from the Tactical Offensive Equity Fund. Notwithstanding this theoretical conflict of interest, it is TIM’s policy to manage each account based on its investment objectives and related restrictions and, as discussed above, TIM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account’s investment objectives and related restrictions. For example, while the portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Tactical Offensive Equity Fund, such securities might not be suitable for the Tactical Offensive Equity Fund given its investment objectives and related restrictions.

Wellington Management

Compensation. Wellington Management receives a fee based on the assets under management of the Tactical Offensive Fixed Income and Tactical Defensive Funds as set forth in an investment sub-advisory agreement between Wellington Management and SIMC on behalf of the Tactical Offensive Fixed Income and Tactical Defensive Funds. Wellington Management pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Tactical Offensive Fixed Income and Tactical Defensive Funds. The following information relates to the period ended September 30, 2010.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of the Tactical Offensive Fixed Income and Tactical Defensive Funds’ managers listed in the prospectus who are primarily responsible for the day-to-day management of the Tactical Offensive Fixed

Income and Tactical Defensive Funds (“Portfolio Managers”) includes a base salary and incentive components. The base salary for each Portfolio Manager who is a partner of Wellington Management is determined by the Managing Partners of the firm. A partner’s base salary is generally a fixed amount that may change as a result of an annual review. The base salary for the other Portfolio Manager is determined by the Portfolio Manager’s experience and performance in his role as a Portfolio Manager. Base salaries for Wellington Management’s employees are reviewed annually and may be adjusted based on the recommendation of a Portfolio Manager’s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. Each Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Tactical Offensive Fixed Income and Tactical Defensive Funds managed by such Portfolio Manager and generally each other account managed by the Portfolio Manager. The incentives paid to the Portfolio Managers, which have no performance-related component, are based on the revenue earned by Wellington Management. Wellington Management applies similar incentive structures to other accounts managed by the Portfolio Managers, including accounts with performance fees.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; and incentive compensation varies significantly by individual and can vary significantly from year to year. The Portfolio Managers may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than account performance. Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Mr. Garrett is a partner of the firm.

Ownership of Fund Shares: As of the Tactical Offensive Fixed Income and Tactical Defensive Funds’ inception date, Wellington Management’s Portfolio Managers did not beneficially own any shares of the Tactical Offensive Fixed Income and Tactical Defensive Funds.

Other Accounts. As of September 30, 2010, the Portfolio Managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Michael F. Garrett	7	$36,768,243,856	5		$2,365,935,139	13		$2,525,561,388
	0	$0	1	*	$1,662,987,109	1	*	$518,844,578

Campe Goodman	4	$215,224,314	8		$831,461,050	23		$4,308,145,326
	0	$0	1	*	$0	0		$0

* These accounts are subject to performance-based advisory fees.

Conflicts of Interest. Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The Tactical Offensive Fixed Income and Tactical Defensive Funds’ managers listed in the prospectus who are primarily responsible for the day-to-day management of the Tactical Offensive Fixed Income and Tactical Defensive Funds generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Tactical Offensive Fixed Income and Tactical Defensive Funds. The Portfolio Managers make investment decisions for each account, including the Tactical Offensive Fixed Income and Tactical Defensive Funds, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Portfolio Managers may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the

Tactical Offensive Fixed Income and Tactical Defensive Funds and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the Tactical Offensive Fixed Income and Tactical Defensive Funds.

The Portfolio Managers or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Tactical Offensive Fixed Income and Tactical Defensive Funds, or make investment decisions that are similar to those made for the Tactical Offensive Fixed Income and Tactical Defensive Funds, both of which have the potential to adversely impact the Tactical Offensive Fixed Income and Tactical Defensive Funds depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, a Portfolio Manager may purchase the same security for the Tactical Offensive Fixed Income and Tactical Defensive Funds and one or more other accounts at or about the same time. In those instances, the other accounts will have access to their respective holdings prior to the public disclosure of the Tactical Offensive Fixed Income and Tactical Defensive Funds’ holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Tactical Offensive Fixed Income and Tactical Defensive Funds. Because incentive payments paid by Wellington Management to the Portfolio Managers are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by the Portfolio Managers. Finally, the Portfolio Managers may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

DISTRIBUTION AND SHAREHOLDER SERVICING

General. SEI Investments Distribution Co. (the “Distributor”), serves as each Fund’s distributor. The Distributor, a wholly-owned subsidiary of SEI, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Distribution Agreement with the Trust. The Distributor serves as each Fund’s Distributor pursuant to a distribution agreement (the “Distribution Agreement”) with the Trust. The Distribution Agreement shall be reviewed and ratified at least annually by (i) either the vote of a majority of the Trustees of the Trust, or the vote of a majority of the outstanding voting securities of the Trust, and (ii) the vote of a majority of those Trustees of the Trust who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on the approval. The terms “vote of a majority of the outstanding voting securities” and “interested persons” shall have the respective meanings specified in the 1940 Act. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Fund on not less than 60 days’ notice by the Trust’s Trustees, by vote of a majority of the outstanding shares of such Fund or by the Distributor.

The Trust has adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) for the Funds. Under the Shareholder Servicing Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided in investments; and assisting clients in changing dividend options, account designations and addresses. Under the Shareholder Servicing Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: providing subaccounting with respect to shares beneficially owned by clients; providing information periodically to clients showing their positions in shares; forwarding shareholder communications from a Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to clients; processing purchase, exchange and redemption requests from clients and placing such orders with a Fund or its service providers; processing dividend payments from a Fund on behalf of its clients; and providing such other similar services as a Fund may, through the Distributor, reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.

Distribution Expenses Incurred by Adviser. The Funds are sold exclusively through the Financial Adviser, an independent, third-party investment adviser, who provides its clients with advice and services in connection with their investments in the Funds.  In connection with its distribution activities, SIMC and its affiliates may provide the Financial Adviser, without charge, asset allocation models and strategies, custody services, risk assessment tools, and other investment information and services to assist the Financial Adviser in providing advice to investors.

SIMC may hold conferences, seminars and other educational and informational activities for the Financial Adviser for the purpose of educating the Financial Adviser about the Funds and other investment products offered by SIMC or its affiliates. SIMC may pay for lodging, meals and other similar expenses incurred by the Financial Adviser in connection with such activities.  SIMC also may pay expenses associated with joint marketing activities with the Financial Adviser, including, without limitation, seminars, conferences, client appreciation dinners, direct market mailings and other marketing activities designed to further the promotion of the Funds. In certain cases, SIMC may make payments to the Financial Adviser or its employees in connection with their solicitation or referral of investment business, subject to any regulatory requirements for disclosure to and consent from the investor. All such marketing expenses and solicitation payments are paid by SIMC or its affiliates out of their past profits or other available resources, and are not charged to the Funds.

The members of the Financial Adviser are registered representatives of a broker-dealer. SIMC and its affiliates may pay compensation to this broker-dealer or other financial institutions for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the firm’s associated persons and their customers, placing the Funds on the firm’s preferred or recommended fund list, granting the Distributor access to the firm’s associated persons, providing assistance in training and educating the firm’s personnel, allowing sponsorship of seminars or informational meetings, and furnishing marketing support and other specified services. These payments may be based on the average net assets of SEI Funds attributable to that broker-dealer, gross or net sales of SEI Funds attributable to that broker-dealer, a negotiated lump sum payment, or other appropriate compensation for services rendered.

Payments may also be made by SIMC or its affiliates to the Financial Adviser to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. These fees may be used by the Financial Adviser to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans. The foregoing payments may be in addition to any shareholder servicing fees paid to the Financial Adviser in accordance with the Funds’ Shareholder Servicing Plan.

The payments discussed above may be significant to the Financial Adviser, and may create an incentive for the Financial Adviser to recommend or offer shares of the Funds to their clients rather than other funds or investment products. These payments are made by SIMC and its affiliates out of its past profits or other available resources.

Although the Funds may use broker-dealers that sell Fund shares to effect transactions for the Funds’ portfolios, the Funds, SIMC and the Sub-Advisers will not consider the sale of Fund shares as a factor when choosing broker-dealers to effect those transactions and will not direct brokerage transactions to broker-dealers as compensation for the sales of Fund shares.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and of its series, including the Funds described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as SIMC, the Distributor and the Administrator. The Trustees are responsible for overseeing the Trust’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Funds. The Funds and their service providers employ a variety of processes, procedures and controls to identify risks, to lessen the probability of their occurrence and/or to mitigate the effects of such risks if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., SIMC is responsible for the investment performance of the Funds and, along with the Board, is responsible for the oversight of the Funds’ Sub-Advisers, which in turn are responsible for the day-to-day management of the Funds’ portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds’ service providers the importance of maintaining vigorous risk management.

The Trustees’ role in risk oversight begins before the inception of a Fund, at which time SIMC presents the Board with information concerning the investment objectives, strategies and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, each Sub-Adviser and SIMC provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of SIMC and other service providers such as the Fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Adviser and Sub-Advisers and receives information about those services at its regular meetings. In addition, in connection with its consideration of whether to annually renew the Advisory Agreement between the Trust, on behalf of the Funds, and SIMC and the various Sub-Advisory Agreements between SIMC and the Sub-Advisers with respect to the Funds, the Board annually meets with SIMC and, at least every other year, meets with the Sub-Advisers to review such services. Among other things, the Board regularly considers the Adviser’s and each Sub-Adviser’s adherence to the Funds’ investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund, Adviser and Sub-Adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and Sub-Advisers. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Trust’s Fair Value Committee provides regular reports to the Board concerning investments for which market prices are not readily available or may be unreliable. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Funds’ financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in the Funds’ internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with SIMC, the Sub-Advisers, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn about the material risks of the Funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Funds’ investment management and business affairs are carried out by or through SIMC, the Sub-Advisers and the Funds’ other service providers, each of which has an independent interest in risk management and each of which has policies and methods by which one or more risk management functions are carried out. These risk management policies and methods may differ in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are eight members of the Board of Trustees, six of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (“independent Trustees”). Robert Nesher, an interested person of the Trust, serves as Chairman of the Board. George Sullivan, an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees constitute a super-majority (75%) of the Board, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust, and the number of Funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Fund management.

The Board of Trustees has three standing committees: the Audit Committee, Governance Committee and Fair Value Pricing Committee. The Audit Committee and Governance Committee are each chaired by an independent Trustee and composed of all of the independent Trustees.

In his role as lead independent Trustee, Mr. Sullivan, among other things: presides over board meetings in the absence of the Chairman of the Board; presides over executive sessions of the independent Trustees; along with the Chairman of the Board, oversees the development of agendas for Board meetings; facilitates dealings and communications between the independent Trustees and management, and among the independent Trustees and has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the names, dates of birth, position with the Trust, the year in which the Trustee was elected, other directorships within the past five years and the principal occupations for the last five years of each of the persons currently serving as a Trustee of the Trust. There is no stated term of office for the Trustees of the Trust. However, a Trustee must retire from the Board by the end of the calendar year in which the Trustee turns 75 provided that, although there shall be a presumption that each Trustee attaining such age shall retire, the Board may, if it deems doing so to be consistent with the best interest of the Trust, and with the consent of any Trustee that is eligible for retirement, by unanimous vote, extend the term of such Trustee for successive periods of one year. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Interested Trustees.

ROBERT A. NESHER (DOB 08/17/46)—Chairman of the Board of Trustees,* President and Chief Executive Officer of the Trust (since 2010)—SEI employee, 1974-present. President and Director of SEI Structured Credit Fund, LP. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Global Nominee Ltd. and SEI Alpha

Strategy Portfolios, LP. Trustee/Director of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Institutional International Trust and SEI Tax Exempt Trust.

WILLIAM M. DORAN (DOB 05/26/40)—Trustee** (since 2010)—1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Director of SEI since 1974; Secretary of SEI since 1978. Director of the Distributor since 2003. Director of SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia) Limited, SEI Asset Korea Co., Ltd., SEI Global Nominee Ltd., SEI Investments—Unit Trust Management (UK) Limited and SEI Alpha Strategy Portfolios, LP. Trustee/Director of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

*  Mr. Nesher is a Trustee deemed to be an “interested person” of the Funds (as that term is defined in the 1940 Act) by virtue of his relationship with SEI.

**  Mr. Doran is a Trustee deemed to be an “interested person” of the Funds (as that term is defined in the 1940 Act) by virtue of his relationship with SEI.

Independent Trustees.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42)—Trustee (since 2010)—Self-employed Consultant, Newfound Consultants Inc. since April 1997. Member of the independent review committee for SEI’s Canadian-registered mutual funds. Trustee/Director of State Street Navigator Securities Lending Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

ROSEMARIE B. GRECO (DOB 03/31/46)—Trustee (since 2010)—Senior Advisor, Governor’s Office of Health Care Reform, Commonwealth of Pennsylvania, since 2009. Director, Governor’s Office of Health Care Reform, Commonwealth of Pennsylvania, 2003-2008. Founder and Principal, Grecoventures Ltd. (private management consulting firm), from 1999 to 2002. Director, Sunoco, Inc. and Exelon Corporation; Trustee/Director of Pennsylvania Real Estate Investment Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

NINA LESAVOY (DOB 07/24/57)—Trustee (since 2010)—Founder and Managing Director, Avec Capital (strategic fundraising firm), since April 2008. Managing Director, Cue Capital (strategic fundraising firm), March 2002-March 2008. Trustee/Director of SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

JAMES M. WILLIAMS (DOB 10/10/47)—Trustee (since 2010)—Vice President and Chief Investment Officer, J. Paul Getty Trust, Non Profit Foundation for Visual Arts, since December 2002. President, Harbor Capital Advisors and Harbor Mutual Funds, 2000-2002. Manager, Pension Asset Management, Ford Motor Company, 1997-1999. Trustee/Director of Ariel Mutual Funds, SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

MITCHELL A. JOHNSON (DOB 03/01/42)—Trustee (since 2010)—Private Investor since 1994. Director, Federal Agricultural Mortgage Corporation (Farmer Mac). Trustee/Director of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

HUBERT L. HARRIS, JR. (DOB 07/15/43)—Trustee (since 2010)—Retired since December 2005. Chief Executive Officer, INVESCO North America (investments), August 2003-December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc. (investments), January 1998-August 2003. Past Chair of the Board of Trustees, Georgia Tech Foundation, Inc. (nonprofit corporation), 2007-2009, and member of the Executive Committee, 2009-present. Director of St. Joseph’s Translational Research Institute. Member of the Board of Councilors of the Carter Center. Trustee/Director of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Nesher should serve as Trustee because of the experience he has gained in his various roles with SEI Investments Company, which he joined in 1974, his knowledge of and experience in the financial services industry, and the experience he has gained serving as trustee of the various SEI Trusts since 1982.

The Trust has concluded that Mr. Doran should serve as Trustee because of the experience he gained serving as a Partner in the Investment Management and Securities Industry Practice of a large law firm, his experience in and knowledge of the financial services industry, and the experience he has gained serving as trustee of the various SEI Trusts since 1982.

The Trust has concluded that Mr. Sullivan should serve as Trustee because of the experience he gained as a certified public accountant and financial consultant, his experience in and knowledge of public company accounting and auditing and the financial services industry, the experience he gained as an officer of a large financial services firm in its operations department and his experience from serving as trustee of the various SEI Trusts since 1996.

The Trust has concluded that Ms. Greco should serve as Trustee because of the experience she gained serving as a Director of several large public companies and as a Trustee of a real estate investment trust, the experience and knowledge she gained serving as President and Chief Executive Officer of a large commercial bank, her experience in and knowledge of the financial services industry, and the experience she has gained serving as trustee of the various SEI Trusts since 1999.

The Trust has concluded that Ms. Lesavoy should serve as Trustee because of the experience she gained as a Director of several private equity fundraising firms and marketing and selling a wide range of investment products to institutional investors, her experience in and knowledge of the financial services industry, and the experience she has gained serving as trustee of the various SEI Trusts since 2003.

The Trust has concluded that Mr. Williams should serve as Trustee because of the experience he gained as Chief Investment Officer of a non-profit foundation, the President of an investment management firm, the President of a registered investment company and the Manager of a public company’s pension assets, his experience in and knowledge of the financial services industry, and the experience he has gained serving as trustee of the various SEI Trusts since 2004.

The Trust has concluded that Mr. Johnson should serve as Trustee because of the experience he gained as a senior vice president, corporate finance, of a Fortune 500 Company, his experience in and knowledge of the financial services and banking industries, the experience he gained serving as a director of other mutual funds, and the experience he has gained serving as trustee of the various SEI Trusts since 2007.

The Trust has concluded that Mr. Harris should serve as Trustee because of the experience he gained as Chief Executive Officer and Director of an investment management firm, the experience he gained serving on the Board of a public company, his experience in and knowledge of the financial services and banking industries, and the experience he has gained serving as trustee of the various SEI Trusts since 2008.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the funds. Moreover, references to the qualifications, attributes and skills of Trustees are pursuant to requirements of the Securities and Exchange Commission, do not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not be deemed to impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Board Standing Committees. The Board has established the following standing committees:

•              Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust’s independent auditor and whether to terminate this relationship; reviewing the independent auditor’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by the Trust’s independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditor’s opinion, any related management letter, management’s responses to recommendations made by the independent auditor in connection with the audit, reports submitted to the Audit Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditor and the Trust’s senior internal accounting executive, if any, the independent auditor’s report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Trust’s independent auditor, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust’s financial statements; and other audit related matters. In addition, the Audit Committee is responsible for the oversight of the Trust’s compliance program. Messrs. Sullivan, Williams, Johnson and Harris, Ms. Greco and Ms. Lesavoy currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary.

•              Fair Value Committee. The Board has a standing Fair Value Committee that is composed of at least one Trustee and various representatives of the Trust’s service providers, as appointed by the Board. The Fair Value Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Committee’s determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serve as the Board’s delegates on the Fair Value Committee. The Fair Value Committee meets as necessary.

•              Governance Committee. The Board has a standing Governance Committee that is composed of each of the Independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: considering and reviewing Board governance and compensation issues; conducting a self assessment of the Board’s operations; selecting and nominating all persons to serve as Independent Trustees and evaluating the qualifications of “interested” Trustee candidates; reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Governance Committee at the applicable Trust’s offices. Messrs. Sullivan, Williams, Johnson and Harris, Ms. Greco and Ms. Lesavoy currently serve as members of the Governance Committee. The Committee shall meet at the direction of its Chair as often as appropriate to accomplish its purpose. In any event, the Governance Committee shall meet at least once each year and shall conduct at least one meeting in person.

Fund Shares Owned by Board Members. As of January 31, 2011, the Funds had not commenced operations, and therefore no Trustee owns shares of any Fund.  The Trust is not part of any “family of investment companies” as such term is defined in Form N-1A.

Board Compensation.  The following table sets forth information covering the anticipated total compensation payable by the Trust during its fiscal year ending July 31, 2011 to the persons who serve as Trustees of the Trust:

Trustee	Estimated Aggregate Compensation From the Trust	Estimated Total Compensation From the Trust and the Fund Complex*
	(000)	(000)
Interested
Robert A. Nesher	N/A	N/A
William Doran	N/A	N/A

Independent
Nina Lesavoy	7	192
George J. Sullivan	8	222
James M. Williams	7	192
Rosemarie Greco	7	192
Mitchell Johnson	7	192
Hubert L. Harris, Jr.	7	192

* Includes the amount included in the column entitled “Estimated Aggregate Compensation From the Trust” and the actual aggregate amount received by the Trustee for serving as a Trustee of the registrants included in the Fund Complex during the prior fiscal year.

Trust Officers. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. None of the Officers, except for the Chief Compliance Officer (“CCO”), receive compensation from the Trust for their services. The Trust’s CCO serves in the same capacity for the other SEI trusts included in the Fund Complex, and the Trust pays its pro-rata share of the aggregate compensation payable to the CCO for his services.

Certain officers of the Trust also serve as officers to one or more mutual funds to which SEI or its affiliates act as investment adviser, administrator or distributor.

The officers of the Trust have been elected by the Board. Each officer shall hold office until the election and qualification of his or her successor, or until earlier resignation or removal.

ROBERT A. NESHER—(DOB 08/17/46)—President and Chief Executive Officer (since 2010)—See biographical information above under the heading “Interested Trustees.”

TIMOTHY D. BARTO (DOB 03/28/68)—Vice President and Secretary (since 2010)— Vice President and Secretary of SEI Institutional Transfer Agent, Inc. since 2009. General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI since 2001.

STEPHEN F. PANNER (DOB 06/08/70)—Treasurer and Chief Financial Officer (since 2010)— Fund Accounting Director of the Administrator, 2005-present.

JOHN J. MCCUE (DOB 04/20/63)—Vice President (since 2010)—Director of Portfolio Implementations for SIMC, August 1995 to present. Managing Director of Money Market Investments for SIMC, January 2003-December 2006.

RUSSELL EMERY (DOB 12/18/62)—Chief Compliance Officer (since 2010)—Chief Compliance Officer of SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Director of Investment Product Management and Development of SIMC, February 2003-March 2006.

JAMES NDIAYE (DOB 09/11/68)—Vice President and Assistant Secretary (since 2010)—Vice President and Assistant Secretary of SEI Institutional Transfer Agent, Inc. since 2009. Vice President and Assistant Secretary of SIMC and the Administrator since 2005.

AARON C. BUSER (DOB 11/19/70)—Vice President and Assistant Secretary (since 2010)—Vice President and Assistant Secretary of SEI Institutional Transfer Agent, Inc. since 2009. Vice President and Assistant Secretary of SIMC since 2007. Attorney, Stark & Stark (law firm), March 2004- July 2007.

ANDREW S. DECKER (DOB 08/22/63)—Anti-Money Laundering Compliance Officer (since 2010)— Compliance Officer and Product Manager, SEI Investments, since 2005.

DAVID F. MCCANN (DOB 03/19/76)—Vice President and Assistant Secretary (since 2010)—Vice President and Assistant Secretary of SEI Institutional Transfer Agent, Inc. since 2009. Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker Biddle & Reath, LLP (law firm), May 2005- October 2008.

KERI E. ROHN (DOB 08/24/80)—Privacy Officer (since 2010)—Compliance Officer of SEI Investments Company, June 2003-present.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have delegated proxy voting responsibilities to SIMC, subject to the Board’s general oversight. In delegating proxy voting responsibilities, each Fund has directed that proxies be voted consistent with a Fund’s best economic interests. SIMC has adopted its own proxy voting policies and guidelines for this purpose (the “Procedures”). As required by applicable regulations, SIMC has provided this summary of its Procedures concerning proxies voted by SIMC on behalf of each investment advisory client who delegates voting responsibility to SIMC, which includes the Funds (each a “Client”). The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

SIMC votes proxies in the best economic interests of Clients. SIMC has elected to retain an independent proxy voting service (the “Service”) to vote proxies for Client accounts, which votes proxies in accordance with Proxy Voting Guidelines (the “Guidelines”) approved by SIMC’s Proxy Voting Committee (the “Committee”). The Guidelines set forth the manner in which SIMC will vote on matters that may come up for shareholder vote. The Service will review each matter on a case-by-case basis, and vote the proxies in accordance with the Guidelines. For example, the Guidelines provide that SIMC will vote in favor of proposals to require shareholder ratification of any poison pill, shareholder proposals that request companies to adopt confidential voting, and for management proposals to do so, and shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value, and will vote against director nominees (or the Board) if it believes that a nominee (or the Board) has not served the economic long-term interests of shareholders.

Prior to voting a proxy, the Service makes available to SIMC its recommendation on how to vote in light of the Guidelines. SIMC retains the authority to overrule the Service’s recommendation on any specific proxy proposal and to instruct the Service to vote in a manner determined by the Committee. Before doing so, the Committee will determine whether SIMC may have a material conflict of interest regarding the proposal. If the Committee determines that SIMC has such a material conflict, SIMC shall instruct the Service to vote in accordance with the Service’s recommendation unless SIMC, after full disclosure to the Client of the nature of the conflict, obtains the Client’s consent to voting in the manner determined by the Committee (or otherwise obtains instructions from the Client as to how to vote on the proposal).

With respect to proxies of an affiliated investment company or series thereof, the Committee will vote such proxies in the same proportion as the vote of all other shareholders of the investment company or series thereof (i.e., “echo vote” or “mirror vote”).

For each proxy, SIMC maintains all related records as required by applicable law. A Client may obtain, without charge, a copy of SIMC’s Procedures and Guidelines, or information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ending June 30 by calling SIMC at 1-800-DIAL-SEI, by writing to SIMC at One Freedom Valley Drive, Oaks, Pennsylvania 19456, or on the SEC’s website at http://www.sec.gov.

PURCHASE AND REDEMPTION OF SHARES

Shares of a Fund may be purchased in exchange for securities included in the Fund subject to the Administrator’s determination that the securities are acceptable. Securities accepted in an exchange will be valued at the market value. All accrued interest and subscription of other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Trust and must be delivered by the shareholder to the Trust upon receipt from the issuer. A shareholder may recognize a gain or a loss for federal income tax purposes in making the exchange.

The Administrator will not accept securities for a Fund unless: (1) such securities are appropriate in the Fund at the time of the exchange; (2) such securities are acquired for investment and not for resale; (3) the shareholder represents and agrees that all securities offered to the Trust for the Fund are not subject to any restrictions upon their sale by the Fund under the 1933 Act, or otherwise; (4) such securities are traded on the American Stock Exchange, the New York Stock Exchange (“NYSE”) or on NASDAQ in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made or, if not listed on such exchanges or on NASDAQ, have prices available from an independent pricing service approved by the Board; and (5) the securities may be acquired under the investment restrictions applicable to the Fund.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Administrator, the advisers, the Distributor and/or the custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

It is currently the Trust’s policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash.  Shareholders may incur brokerage charges in connection with the sale of such securities.  A gain or loss for federal income tax purposes would be realized by a shareholder subject to taxation upon an in-kind redemption depending upon the shareholder’s basis in the shares of the Fund redeemed.

Fund securities may be traded on foreign markets on days other than a Business Day or the net asset value of a Fund may be computed on days when such foreign markets are closed. In addition, foreign markets may close at times other than 4:00 p.m. Eastern Time. As a consequence, the net asset value of a share of a Fund may not reflect all events that may affect the value of the Fund’s foreign securities unless the adviser determines that such events materially affect net asset value in which case net asset value will be determined by consideration of other factors.

All shareholders will participate in the Adviser Managed Strategy and will obtain asset allocation services from the Financial Advisor with respect to their investments in the Funds.  Consequently, the Funds may incur higher transaction costs and a higher portfolio turnover rate than would otherwise be anticipated as a result of redemptions and purchases of Fund shares pursuant to such services.

Use of Third-Party Independent Pricing Agents. The Funds’ Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting after the change.

TAXES

The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the federal, state and local, or foreign tax treatment of the Funds or their shareholders and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This discussion of federal income tax consequences is based on the Code, and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust’s other Funds. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its net interest income excludable from net income, 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) (“Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly traded partnerships (the “90% Test”); (ii) at the close of each quarter of a Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund’s assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund’s taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, of two or more issuers engaged in the same, similar, or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98.2% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax, but can make no assurances that all such taxes will be eliminated. A Fund may in certain circumstances be required to liquidate portfolio investments in order to make sufficient distributions to avoid federal excise tax liability when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.

If a Fund fails to qualify as a RIC for any year, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) out of its accumulated or current earnings and profits generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders and the lower tax rates applicable to qualified dividend income distributed to individuals. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Each Fund receives income generally in the form of dividends and interest on its investments. Each Fund’s income, less expenses incurred in the operation of such Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. Any distributions of dividends by a Fund will be taxable as ordinary income, whether you take them in cash or additional shares. Distributions that the Funds receive from an ETF taxable as a RIC or a REIT will be treated as qualified dividend income only to the extent so designated by the ETF or REIT. A Fund may derive capital gains and losses in connection with sale or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term gains will be taxable to you at long-term capital gains rates, regardless of how long you have held your shares in a Fund.

The Funds will inform you of the amount of your distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year a Fund may designate and distribute to you as ordinary income, qualified dividend income, or capital gains a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, will be treated as either long-term or short-term capital gain or loss depending upon how long you have held your shares. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution.

All or a portion of any loss that you realize upon the redemption of your shares of a Fund will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemptions. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

For corporate investors in some of the Funds, dividend distributions such Funds designated to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify if such Funds were regular corporations.

A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who: (1) has provided the Fund either an incorrect tax identification number or no number at all; (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends; (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (4) failed to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien).

With respect to investments in STRIPS, TRs, TIGRs, LYONs, CATS and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income, which may occur at a time when the advisers would not have chosen to sell such securities and which may result in taxable gain or loss.

The Funds may acquire market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If a Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount unless the Fund elects to include the market discount in income as it accrues as discussed above.

The Funds’ investments in lower-rated or unrated debt securities may present issues for the Funds if the issuers of these securities default on their obligations because the federal income tax consequences to a holder of such securities are not certain.

The Funds may invest in complex securities. These investments may be subject to numerous special tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. In turn, these may affect the amount, timing, or character of the income distributed to you by a Fund.

If one or more ETFs generates more non-qualifying income for purposes of the “90% Test” than a Fund’s portfolio management expects, it could cause the Fund to inadvertently fail the 90% Test thereby causing the Fund to inadvertently fail to qualify as a regulated investment company under the Code.

The status of the swap contracts and other commodity-linked derivative instruments under tests to qualify as a RIC was addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked swaps will not be considered qualifying income for purposes of the 90% Test. However, it is the intention of each Fund’s management to restrict the income from commodity-linked swaps (when combined with non-qualifying income from its other investments) to be less than 10% of the gross income of the Fund during any fiscal year in order to maintain its qualification as a RIC.

The Funds are required for federal income tax purposes to mark-to-market and recognize as income for each taxable year their net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Options on “broad based” securities indices are classified as “non-equity options” under the Code. Gains and losses resulting from the expiration, exercise, or closing of such non-equity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, “blended gain or loss”). In addition, any non-equity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

A Fund’s investments in foreign securities may be subject to foreign withholding taxes. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund. In addition, a Fund’s investment in foreign securities may increase or accelerate the Fund’s recognition of ordinary income or may affect the timing or amount of the Fund’s distributions. Foreign tax credits, if any, received by a Fund generally will not be passed through to you.

If a Fund owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFIC,” the Fund will be subject to one of the following special tax regimes: (i) the Fund is liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualifying electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

A Fund’s transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirements for avoiding income and excise taxes. The Fund intends to monitor their transactions, intends to make the appropriate tax elections, and intends to make the appropriate entries in their books and records when they acquire any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.

Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Under current law, the Funds generally serve to block UBTI from being realized by their tax-exempt shareholders. However, notwithstanding the foreign, tax-exempt shareholder could realize UBTI by virtue of an investment in the Fund where, for example, (i) the Fund invests in REITs that hold residual interests in REMICs or (ii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued recent guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are encouraged to consult with their tax advisors regarding these issues.

In order to address issues that may arise from significant redemptions, each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds.  This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders.   Although using this method generally will not affect a Fund’s total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. However, the IRS has not expressly sanctioned the particular equalization method used by a Fund, and thus the Fund’s use of this method may be subject to IRS scrutiny.  In addition, the equalization method may not be available where the Fund has negative earnings and profits.

Under recent legislation, a Fund’s net capital losses generally retain their character as short-term or long-term and such losses can be carried forward indefinitely.  Under these rules, the excess of the net short-term capital loss over the net long-term capital gain for the year is carried over as a short-term capital loss arising on the first day of the next tax year, and the excess of the net long-term capital loss over the net short-term capital gain for the year is carried over as a long-term capital loss arising on the first day of the next tax year.  If a Fund engages in a significant ownership change as a result of the redemption of substantially all of a Fund’s shareholders and then the reinvestment into the Fund by other shareholders, these transactions may result in severe limitations on the Fund’s capital loss carry forwards that could make such losses substantially unusable.

State Taxes

Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Depending upon state and local law, distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Some of the Funds may invest a portion of their portfolios in obligations of the U.S. Government. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Ginnie Mae or Fannie Mae securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult their tax advisors regarding the effect of federal, state, and local taxes in their own individual circumstances.

PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker-dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the advisers are responsible for placing orders to execute Fund transactions. In placing orders, it is the Trust’s policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm’s general execution and operational facilities, and the firm’s risk in positioning the securities involved. While the advisers generally seek reasonably competitive spreads or brokerage commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds’ advisers may select a broker based upon brokerage or research services provided to the advisers. The advisers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act (“Section 28(e)”) permits the advisers, under certain circumstances, to cause the Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). In the case of research services, the advisers believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Funds. In addition to agency transactions, the advisers may receive brokerage and research services in connection with certain riskless principal transactions, as defined by Financial Industry Regulatory Authority Rules and in accordance with applicable SEC guidance.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the advisers might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The advisers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the advisers will be in addition to and not in lieu of the services required to be performed by the Funds’ advisers under the Investment Advisory Agreements. Any advisory or other fees paid to the advisers are not reduced as a result of the receipt of research services.

In some cases an adviser may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the adviser faces a potential conflict of interest, but the adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the advisers with research services. The Financial Industry Regulatory Authority has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

SIMC and the various firms that serve as Sub-Advisers to certain Funds of the Trust, in the exercise of joint investment discretion over the assets of a Fund, may execute a substantial portion of a Fund’s portfolio transactions through a commission recapture program that SIMC has arranged with the Distributor (the “Program”). SIMC then requests, but does not require, that certain Sub-Advisers execute a portion of a Fund’s portfolio transactions through the Program. Under the Program, the Distributor receives a commission, in its capacity as an introducing broker, on Fund portfolio transactions. The Distributor then returns to a Fund a portion of the commissions earned on the portfolio transactions, and such payments are used by the Fund to pay Fund operating expenses. Sub-Advisers are authorized to execute trades pursuant to the Program, provided that the Sub-Adviser determines that such trading is consistent with its duty to seek best execution on Fund portfolio transactions. As disclosed in the Trust’s prospectus, SIMC in many cases voluntarily waives fees that it is entitled to receive for providing services to a Fund and/or reimburses expenses of a Fund in order to maintain the Fund’s total operating expenses at or below a specified level. In such cases, the portion of commissions returned to a Fund under the Program will generally be used to pay Fund expenses that may otherwise have been voluntarily waived or reimbursed by SIMC or its affiliates, thereby increasing the portion of the Fund fees that SIMC and its affiliates are able to receive and retain. In cases where SIMC and its affiliates are not voluntarily waiving Fund fees or reimbursing expenses, then the portion of commissions returned to a Fund under the Program will directly decrease the overall amount of operating expenses of the Fund borne by shareholders.

SIMC also from time to time executes trades with the Distributor, again acting as introducing broker, in connection with the transition of the securities and other assets included in a Fund’s portfolio when there is a change in Sub-Advisers in the Fund or a reallocation of assets among the Fund’s Sub-Advisers. An unaffiliated third-party broker selected by SIMC or the relevant Sub-Adviser provides execution and clearing services with respect to such trades, and is compensated for such services out of the commission paid to the Distributor on the trades. All such transactions effected using the Distributor as introducing broker must be accomplished in a manner that is consistent with the Trust’s policy to achieve best net results, and must comply with the Trust’s procedures regarding the execution of Fund transactions through affiliated brokers. The Funds do not direct brokerage to brokers in recognition of, or as compensation for, the promotion or sale of Fund shares.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Board has approved a policy that provides that portfolio holdings may not be made available to any third party except as discussed below.

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Fund shareholders also receive a complete schedule of their Fund’s portfolio holdings for the second and fourth quarters of each fiscal year with the Fund’s Annual and Semi-Annual Shareholder Reports.  The Funds’ Form N-Q and Shareholder Reports (referred to as Form N-CSR) are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Portfolio holdings information may be provided to independent third-party reporting services (e.g., Lipper or Morningstar) if the reporting service executes a confidentiality agreement with the Trust that is satisfactory to the Trust’s officers and that provides that the reporting service will not trade on the information. The Funds currently have no arrangements to provide portfolio holdings information to any third-party reporting services.

Portfolio holdings information may also be provided at any time (and as frequently as daily) to the Funds’ Trustees, SIMC, the Sub-Advisers, the Distributor, the Administrator, the custodian, the independent proxy voting service retained by SIMC, the Funds’ third-party independent pricing agents and the Funds’ independent registered public accounting firm, as well as to state and federal regulators and government agencies, and as otherwise required by law or judicial process. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information, whether imposed by the provisions of the service provider’s contract with the Trust or by the nature of its relationship with the Trust. Portfolio holdings of a Fund may also be provided to a prospective service provider for that Fund, so long as the prospective service provider executes a confidentiality agreement with the Fund in such form as deemed acceptable by an officer of the Fund. The Board exercises ongoing oversight of the disclosure of Fund portfolio holdings by overseeing the implementation and enforcement of the Funds’ policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer regarding any material compliance matters.

Neither the Funds, SIMC, nor any other service provider to the Funds may receive compensation or other consideration for providing portfolio holdings information.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of such series.  Share certificates representing the shares will not be issued.

Any series of the Trust may reorganize or merge with one or more other series of the Trust or another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith.  In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law, without the approval of shareholders of any series.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a

Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

CODES OF ETHICS

The Board has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the advisers and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees (“access persons”). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

VOTING

Each share held entitles the shareholder of record to one vote. The shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Delaware statutory trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of January 31, 2011, the Funds had not commenced operations, and therefore there were no record owners of the Funds. Persons who own of record or beneficially more than 25% of a Fund’s outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act.  Shareholders controlling a Fund could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund.

CUSTODIANS

Brown Brothers Harriman & Co. (“BBH”), 40 Water Street, Boston, Massachusetts, 02109-3661, acts as wire agent and custodian for the assets of the Funds.  BBH holds cash, securities and other assets of the Funds as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, located at 1601 Market Street, Philadelphia, Pennsylvania 19103, serves as the Trust’s independent registered public accounting firm.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, located at 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

Adviser Managed Trust:

We have audited the accompanying statements of assets and liabilities of the Adviser Managed Trust, comprising the Tactical Offensive Equity Fund, Tactical Offensive Fixed Income Fund and Tactical Defensive Fund (collectively, the Funds) as of January 5, 2011 and the related statements of operations for the period of January 5, 2011. These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above presents fairly, in all material respects, the financial position of each of the funds comprising the Adviser Managed Trust as of January 5, 2011, and the results of their operations for the period of January 5, 2011 in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Philadelphia, Pennsylvania

January 21, 2011

Adviser Managed Trust

Statements of Assets and Liabilities

January 5, 2011

	Tactical	Tactical
	Offensive Equity	Offensive Fixed Income	Tactical Defensive
	Fund	Fund	Fund
Assets
Cash and cash equivalents	$—	—	100,000

Deferred offering costs	—	—	97,616

Due from investment adviser	—	—	35,338
Total Assets	$—	—	232,954

Liabilities
Offering costs payable	$—	—	97,616

Organization costs payable	—	—	35,338
Total Liabilities	$—	—	132,954

Net Assets	$—	—	100,000

Components of Net Assets:
Paid in Capital	$—	—	100,000
Net Assets	$—	—	100,000

Shares Issued and Outstanding	—	—	10,000

Net Asset Value Per Share	$—	—	10.00

See accompanying notes to financial statements.

Adviser Managed Trust

Statements of Operations

Period of January 5, 2011

	Tactical	Tactical
	Offensive Equity	Offensive Fixed Income	Tactical Defensive
	Fund	Fund	Fund

Income:	$—	—	—

Total Income	$—	—	—

Expenses:

Organization costs	$—	—	35,338

Total Expenses	$—	—	35,338

Reimbursement of expenses by Adviser	$—	—	(35,338)

Net Expenses	$—	—	—

Net Investment Income	$—	—	—

See accompanying notes to financial statements.

Adviser Managed Trust

Notes to Financial Statements

January 5, 2011

1. Organization

Adviser Managed Trust (the “Trust”), a Delaware statutory trust established on September 22, 2010, is an open-end registered management investment company comprised of three funds: Tactical Offensive Equity Fund, Tactical Offensive Fixed Income Fund and Tactical Defensive Fund (each a “Fund” and collectively, the “Funds”).  The investment objectives of the Tactical Offensive Equity Fund and Tactical Offensive Fixed Income Fund are capital appreciation and total return, respectively.  The investment objective of the Tactical Defensive Fund is to preserve principal value and maintain a high degree of liquidity while providing current income. SEI Investments Management Corporation (“SIMC” or the “Adviser) manages each Fund.  The Adviser will engage a number of sub-advisers (the “Sub-Advisers”) to manage portions of each Fund’s assets.  The Trust has had no operations to date other than matters relating to its organization and registration as a open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). To date, the only capital contribution to the Trust resulted in the issuance to the Adviser of 10,000 shares of beneficial interest (“Shares”) of the Tactical Defensive Fund at an aggregate purchase price of $100,000 on January 4, 2011. The Adviser owns 100% of the outstanding Shares of the Funds.

The Trust is designed to be a component of a broader strategy employed by a third party investment manager (the “Financial Adviser”) for the benefit of its clients. The Financial Adviser seeks to take advantage of broad market changes by tactically shifting its clients’ assets among the Funds within the Trust and a money market fund affiliated with the Trust, depending on the Financial Adviser’s evaluation of current market conditions (the “Adviser Managed Strategy”). The Financial Adviser is not the adviser to the Funds, and is not affiliated with the Adviser to the Funds. The Adviser Managed Strategy is based on models developed by the Financial Adviser and is not subject to the oversight of or input from SIMC.

When the Financial Adviser determines to reallocate its clients’ assets to one or more of the Funds that compose the Adviser Managed Strategy, the Financial Adviser will request the redemption of all of the shares for which the Financial Adviser exercises investment discretion. The Financial Adviser’s redemption request will cause the Funds to liquidate substantially all of its assets in order to fulfill the redemption request. Once the shares for which the Financial Adviser exercises investment discretion are redeemed, the Funds will no longer be an active component of the Adviser Managed Strategy.

Adviser Managed Trust

Notes to Financial Statements (continued)

January 5, 2011

1. Organization (continued)

At such times, SIMC will actively manage the assets of the Funds and will not utilize a Sub-Adviser to manage the assets of the Fund.

2. Summary of Significant Accounting Policies

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

Use of Estimates and Indemnifications

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

In the normal course of business, the Trust enters into contracts with third-party service providers that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

Organization and Offering Costs

Organization costs are expensed as incurred.  Offering costs are amortized for a period of twelve months upon inception of a Fund.  The Adviser will reimburse the Fund for any organization costs incurred by the Fund.  The receivable due from the Adviser on the Statement of Assets and Liabilities reflects the organization costs which will be reimbursed upon the commencement of operations of the Fund.

Income Taxes

Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code. If so qualified, each Fund will not be subject to federal income tax to the extent it distributes all of its investment company taxable income and net capital gains to its shareholders.

Adviser Managed Trust

Notes to Financial Statements (continued)

January 5, 2011

3. Agreements

Investment Advisory Agreement

For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly at the following rates: 0.70% of the average daily net assets of the Tactical Offensive Equity Fund, 0.35% of the average daily net assets of the Tactical Offensive Fixed Income Fund and 0.30% of the average daily net assets of the Tactical Defensive Fund.

Distribution Agreement

SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments and an affiliate of the Adviser (the “Distributor”), serve as the Funds’ distributor pursuant to a distribution agreement.  The Distributor receives no compensation for distributing the Funds’ shares.

Administrator

SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an administration agreement.

The Adviser, the Administrator and/or the Distributor have voluntarily agreed to waive a portion of its fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, trustee fees, taxes and extraordinary expenses not incurred in the ordinary course of the Funds’ business) for the current fiscal year at the level specified in the table below. The voluntary waivers of the Adviser, Administrator and/or the Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses, if any. The Adviser, the Administrator and/or the Distributor may discontinue all or part of these waivers at any time.

Fund Name	Total Annual Fund Operating Expenses (after voluntary fee waivers)
Tactical Offensive Equity Fund	1.10%
Tactical Offensive Fixed Income Fund	0.80%
Tactical Defensive Fund	0.60%

4. Subsequent Events

The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no adjustments were required to the financial statements as of January 5, 2011.

DESCRIPTION OF RATINGS

Description of Corporate Bond Ratings

The following descriptions of corporate bond ratings have been published by Moody’s, S&P, and Fitch, Inc., (“Fitch”), respectively.

DESCRIPTION OF MOODY’S LONG-TERM RATINGS

Aaa                          Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa                                 Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A                                       Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa                           Bonds which are rated Baa are considered as medium-grade obligations (i. e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

DESCRIPTION OF S&P’S LONG-TERM RATINGS Investment Grade

AAA                     Debt rated “AAA” has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA                              Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A                                       Debt rated “A” has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB                     Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

DESCRIPTION OF FITCH’S LONG-TERM RATINGS

Investment Grade Bond

AAA                    Bonds rated AAA are judged to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times greater than interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions.

AA                              Bonds rated AA are judged to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be

A-1

the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

A                                       Bonds rated A are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB                     Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Description of Commercial Paper Ratings

The following descriptions of commercial paper ratings have been published by Moody’s, Standard and Poor’s, and Fitch, Inc., respectively.

DESCRIPTION OF MOODY’S SHORT-TERM RATINGS

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•                                          Leading market positions in well-established industries.

•                                          High rates of return on funds employed.

•                                          Conservative capitalization structures with moderate reliance on debt and ample asset protection.

•                                         Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•                                          Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P’S SHORT-TERM RATINGS

A-1                            This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.

A-2                            Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1”.

DESCRIPTION OF FITCH’S SHORT-TERM RATINGS

F-1                              Highest Credit Quality. Indicates the best capacity for timely payment of financial commitments; may have an added “+” to denote exceptionally strong credit feature.

F-2                              Good Credit Quality. A satisfactory capacity for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3                              Fair Credit Quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

A-2

PART C:   OTHER INFORMATION

ITEM 28. EXHIBITS.

(a)(1)

Certificate of Trust, dated September 22, 2010, of Adviser Managed Trust (the “Registrant” or the “Trust”) is herein incorporated by reference to Exhibit (a)(1) of the Registrant’s Registration Statement on Form N-1A filed with the SEC on October 1, 2010.

(a)(2)

Registrant’s Agreement and Declaration of Trust, dated September 22, 2010, is herein incorporated by reference to Exhibit (a)(2) of the Registrant’s Registration Statement on Form N-1A filed with the SEC on October 1, 2010.

(b)	Registrant’s By-Laws, dated September 30, 2010, are herein incorporated by reference to Exhibit (b) of the Registrant’s Registration Statement on Form N-1A filed with the SEC on October 1, 2010.

(c)

See Article III and Article V of the Registrant’s Agreement and Declaration of Trust, which is herein incorporated by reference to Exhibit (a)(2) of the Registrant’s Registration Statement on Form N-1A filed with the SEC on October 1, 2010.

(d)(1)	Investment Advisory Agreement between the Registrant and SEI Investments Management Corporation (“SIMC”) is filed herewith.

(d)(2)	Investment Sub-Advisory Agreement between SIMC and AQR Capital Management, LLC is filed herewith.

(d)(3)	Investment Sub-Advisory Agreement between SIMC and Aronson+Johnson+Ortiz, LP is filed herewith.

(d)(4)	Investment Sub-Advisory Agreement between SIMC and Artisan Partners Limited Partnership is filed herewith.

(d)(5)	Investment Sub-Advisory Agreement between SIMC and Brown Investment Advisory Incorporated is filed herewith.

(d)(6)	Investment Sub-Advisory Agreement between SIMC and Causeway Capital Management LLC is filed herewith.

(d)(7)	Investment Sub-Advisory Agreement between SIMC and Lazard Asset Management LLC is filed herewith.

(d)(8)	Investment Sub-Advisory Agreement between SIMC and Metropolitan West Asset Management LLC is filed herewith.

(d)(9)	Investment Sub-Advisory Agreement between SIMC and Parametric Portfolio Associates is filed herewith.

(d)(10)	Investment Sub-Advisory Agreement between SIMC and Thornburg Investment Management Inc. is filed herewith.

1

(d)(11)	Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP is filed herewith.

(e)	Distribution Agreement between the Registrant and SEI Investments Distribution Co. (“SIDCo.”) is filed herewith.

(f)	Not applicable.

(g)	Form of Custodian Agreement between the Registrant and Brown Brothers Harriman & Co. is filed herewith.

(h)	Administration and Transfer Agency Agreement between the Registrant and SEI Investments Global Funds Services (“SEIGFS”) is filed herewith.

(i)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, is filed herewith.

(j)	Consent of Independent Registered Public Accounting Firm, KPMG LLP, is filed herewith.

(k)	Not applicable.

(l)	Not applicable.

(m)	Registrant’s Shareholder Services Plan and Agreement is filed herewith.

(n)	Not applicable.

(o)	Not applicable.

(p)(1)	Code of Ethics for the Registrant is filed herewith.

(p)(2)	Code of Ethics of SIMC is filed herewith.

(p)(3)	Code of Ethics of SIDCo. is filed herewith.

(p)(4)	Code of Ethics of SEIGFS is filed herewith.

(p)(5)	Code of Ethics of AQR Capital Management, LLC is filed herewith.

(p)(6)	Code of Ethics of Aronson+Johnson+Ortiz, LP is filed herewith.

(p)(7)	Code of Ethics of Artisan Partners Limited Partnership is filed herewith.

(p)(8)	Code of Ethics of Brown Investment Advisory Incorporated is filed herewith.

(p)(9)	Code of Ethics of Causeway Capital Management LLC is filed herewith.

2

(p)(10)	Code of Ethics of Lazard Asset Management LLC is filed herewith.

(p)(11)	Code of Ethics of Metropolitan West Asset Management LLC is filed herewith.

(p)(12)	Code of Ethics of Parametric Portfolio Associates is filed herewith.

(p)(13)	Code of Ethics of Thornburg Investment Management Inc. is filed herewith.

(p)(14)	Code of Ethics of Wellington Management Company, LLP is filed herewith.

(q)

Powers of Attorney for Robert A. Nesher, William M. Doran, Rosemarie Greco, Hubert L. Harris, Jr., Mitchell A. Johnson, Nina Lesavoy, Stephen F. Panner, George J. Sullivan, Jr. and James Williams are filed herewith.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

See the Prospectus and Statement of Additional Information filed herewith regarding the Trust’s control relationships.  SIMC and SIDCo. are wholly-owned subsidiaries of SEI Investments Company (“SEI”), and SIMC is the owner of all beneficial interest in SEIGFS.  SEI is a leading global provider of outsourced asset management, investment processing and investment operations solutions and, in addition to SIMC, SIDCo. and SEIGFS, controls companies engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

ITEM 30. INDEMNIFICATION.

See Article VII of the Registrant’s Agreement and Declaration of Trust, dated September 22, 2010, which is herein incorporated by reference to Exhibit (a)(2), and Section 8 of the Registrant’s By-Laws, dated September 30, 2010, which are herein incorporated by reference to Exhibit (b).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suite or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

The following tables describe other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the adviser and each sub-adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.  The adviser and each sub-adviser’s table was provided to the Registrant by the adviser or respective sub-adviser for inclusion in this Registration Statement.

3

AQR Capital Management, LLC

AQR Capital Management, LLC (“AQR”) is a sub-adviser for the Registrant’s Tactical Offensive Equity Fund. The principal business address of AQR is 2 Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830. AQR is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of AQR has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Aronson+Johnson+Ortiz, LP

Aronson+Johnson+Ortiz, LP (“AJO”) is a sub-adviser for the Registrant’s Tactical Offensive Equity Fund. The principal business address of AJO is 230 South Broad Street, 20th Floor, Philadelphia, Pennsylvania 19102. AJO is an investment adviser registered under the Advisers Act.

No principal or officer of AJO has held a position with another company during the last two fiscal years.

Artisan Partners Limited Partnership

Artisan Partners Limited Partnership (“Artisan”) is a sub-adviser for the Registrant’s Tactical Offensive Equity Fund.  The principal business address of Artisan is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.  Artisan’s general partner is Artisan Investments GP LLC.  Artisan is an investment adviser registered under the Advisers Act.

As a limited partnership, Artisan itself has no executive officers; however, the principal executives of its general partner, Artisan Investments GP LLC, are: Eric R. Colson, President and Chief Executive Officer; Charles J. Daley, Jr., Chief Financial Officer and Treasurer; Karen L. Guy, Vice President; Sarah A. Johnson, Vice President; Janet D. Olsen, Vice President and Secretary; Gregory K. Ramirez, Vice President; Lawrence A. Totsky, Senior Vice President; and Andrew A. Ziegler, Executive Chairman.  Each officer of Artisan Investments GP LLC is a Managing Director of Artisan.

Brown Investment Advisory Incorporated

Brown Investment Advisory Incorporated (“Brown Advisory”) is a sub-adviser for the Registrant’s Tactical Offensive Equity Fund. The principal business address of Brown Advisory is 901 South Bond Street, Suite 400, Baltimore, Maryland 21231.  Brown Advisory is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company

Michael D. Hankin,	Brown Advisory Holdings	Chief Executive Officer
President & Director	Incorporated and affiliates
	Baltimore Waterfront Mgmt	Chairman
Authority
	Gilman School	Trustee
	Greenspring Valley Hounds	Director
	Johns Hopkins Medicine	Trustee
	Johns Hopkins University Carey	Chairman, Corporate Advisory
	School of Business	Board
	Land Preservation Trust	President
	Lyme Disease Research Foundation	Trustee
Tate Engineering Systems, Inc
Director

4

David M. Churchill,	Brown Advisory Holdings	Chief Financial Officer
Treasurer	Incorporated and affiliates
	First Fruits Farm	Director

Richard M. Bernstein,	Brown Advisory Holdings	Partner, Portfolio Manager
Director	Incorporated
	First Fruits Farm	Director
	Westminster Rescue Mission	Director

Paul J. Chew,	Brown Advisory Holdings	Partner, Head of Investments
Director	Incorporated
	St. Agnes Hospital	Director

Brett D. Rogers,	Brown Advisory Holdings	Chief Compliance Officer
Chief Compliance Officer	Incorporated and affiliates
	Deutsche Asset Management	Director (former)
	The Central Europe and Russia	Chief Compliance Officer (former)
Fund, Inc., the New Germany
Fund, Inc. and the European
Equity Fund, Inc.
	Kasina Youth Foundation	Director
	University of MD Law School	Director
Alumni Foundation

Geoff R.B. Carey,	Baltimore CFA Foundation	Director
Director	Baltimore School for the Arts	Treasurer
	Bryn Mawr School for Girls	Director
	Calvert School	Director Finance Committee
	Family and Children’s Services	Assistant Treasurer

Causeway Capital Management LLC

Causeway Capital Management LLC (“Causeway”) is a sub-adviser for the Registrant’s Tactical Offensive Equity Fund.  The principal business address of Causeway is 11111 Santa Monica Boulevard, 15th Floor, Los Angeles, CA  90025. Causeway is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Robert L. Burch, independent member of Causeway’s Board of Managers	A.W. Jones Company	General Partner

	Hotchkis and Wiley Funds	Trustee

Lazard Asset Management LLC

Lazard Asset Management LLC (“Lazard”) is a sub-adviser for the Registrant’s Tactical Offensive Equity Fund. The principal business address of Lazard is 30 Rockefeller Plaza New York, NY 10112.  Lazard is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Ashish Bhutani	-	-
Chief Executive Officer
Lazard Asset Management LLC

5

Charles L. Carroll Deputy Chairman, Head of Global Marketing Lazard Asset Management LLC	The Lazard Funds, Inc.	Chief Executive Officer. President, and Director
	Lazard Retirement Series, Inc.	Chief Executive Officer, President, and Director

Andrew Lacey	Link Community School	Member, Board of Trustees
Deputy Chairman, U.S. and Global Strategies
Lazard Asset Management LLC

John R. Reinsberg Deputy Chairman, International and Global Strategies Lazard Asset Management LLC (New York)	University of Pennsylvania School of Arts and Sciences	Member, Board of Overseers
	University of Pennsylvania Huntsman Program Alliance for Cancer Gene Therapy The Jewish Museum U.S. Institute (Institutional Investor)	Member, Advisory Board Member, Board of Directors Member, Board of Directors Member, Board of Directors

Robert P. DeConcini
Chairman USA
Lazard Asset Management LLC (New York)

Nathan Paul	Lazard Asset Management LLC	Secretary
Managing Director, General Counsel	The Lazard Funds, Inc.	Secretary
Lazard Asset Management LLC (New York)

Andreas Huebner	International Bankers Forum (IBF)	Member
Senior Managing Director	Frankfurter Finance Forum (FFF)	Member
Lazard Asset Management (Deutschland), Gmbh (Frankfurt)	The Risk Management Exchanger Hannover (RMX Hannover)	Member of the Board

Robert Prugue
Senior Managing Director
Lazard Asset Management Pacific Co. (Sydney)

Bill Smith Senior Managing Director, Chief Executive Officer (UK) Lazard Asset Management Limited (London)	Institute of Mathematics and its Applications Investment Management Association	Fellow Member of the Board

Jennifer A. Abate	Investment Management Consultants Association Money Management Institute	Member Member
Managing Director, National Account Manager
Lazard Asset Management LLC (New York)

Ardra Belitz
Managing Director, Portfolio Manager/Analyst
Lazard Asset Management LLC (New York)

Michael A. Bennett, CPA
Managing Director, Portfolio Manager/Analyst
Lazard Asset Management LLC (New York)

Christopher Blake

6

Managing Director, Portfolio Manager/Analyst
Lazard Asset Management LLC (New York)

Nicholas Bratt	Korea Society	Director
Managing Director, Portfolio Manager/Analyst	La Masion Française Council on Foreign Relations	Advisory Director Member
Lazard Asset Management LLC (New York)

Charles Burgdorf
Managing Director, Marketing Representative
Lazard Asset Management LLC (New York)

Irene T. Cheng
Managing Director, Portfolio Manager/Analyst
Lazard Asset Management LLC (New York)

Henry Choon, CFA, CPA	CFA Institute	Member
Managing Director, Head of Business Development and Marketing for Asia (ex-Japan)	HK Financial Analyst Association America Institute of Certified Public Accountants	Member Member
Lazard Asset Management (Hong Kong) Limited

David Clearly, CFA	New York Society of Security Analysts (NYSSA) CFA Institute	Member Member
Managing Director, Portfolio Manager/Analyst
Lazard Asset Management LLC (New York)

Kenneth Colton, CFA
Managing Director
Lazard Asset Management LLC (New York)

Robert Connin	—	—
Managing Director, Consultant Relations
Lazard Asset Management LLC (New York

Alan Custis
Managing Director, Portfolio Manager/Analyst
Lazard Asset Management Limited (London)

James Donald, CFA
Managing Director, Portfolio Manager/Analyst
Lazard Asset Management LLC (New York)

Anthony J. Dote, Jr.
Managing Director, Marketing Representative
Lazard Asset Management LLC (New York)

Yury S. Dubrovsky, CFA	CFA Institute	Member
Managing Director, Head of Global Risk Management	New York Security Analysts Society International Associate of Financial Engineers	Member Member

7

Lazard Asset Management LLC (New York)	Global Association of Risk Professionals Capital Markets Credit Analyst Society	Member Member

Michael G. Fry	Institute of Chartered Accountants, Australia Financial Services Institute of Austalasia	Member Associate
Managing Director, Portfolio Manager/Analyst
Lazard Asset Management Limited (London)

Jeffrey L. Gould Managing Director, Institutional Marketing Lazard Asset Management LLC (New York)	Putnam Investments (previous employment)	Managing Director and Head of Institutional Sales and Consultant Relations

Timothy S. Griffen
Managing Director, Portfolio Manager/Analyst
Lazard Japan Asset Management K.K. (Tokyo)

William Holzer
Managing Director, Portfolio Manager/Analyst
Lazard Asset Management LLC (New York)

Peter C. Hunsberger
Managing Director, Research Analyst
Lazard Asset Management LLC (New York)

Arif T. Joshi, Cfs
Managing Director, Research Analyst
Lazard Asset Management LLC (New York)

Matthias Kruse
Managing Director, European Marketing
Lazard Asset Management (Deutschland), GmbH (Frankfurt)

John J. Lee
Managing Director, Portfolio Manager/Analyst
Lazard Asset Management LLC (New York)

Mark Little
Managing Director, Portfolio Manager/Analyst
Lazard Asset Management Limited (London)

Carmine Lizza
Managing Director, Chief Information Officer & Global Head of Technology
Lazard Ltd. (New York)

Gerald Mazzari
Managing Director and Chief Operating Officer
Lazard Asset Management LLC (New York)

8

Keiichi Miki Managing Director & Chief Executive Officer (Japan) Lazard Asset Management K.K. (Tokyo)	JP Morgan Asset Management (Japan) Limited (former employment)	Head

Andrew Norris
Managing Director, Portfolio Manager/Analyst
Lazard Asset Management LLC (New York)

Brian Pessin, CFA	New York Society of Security Analysts (NYSSA) CFA Institute	Member Member
Managing Director, Portfolio Manager/Analyst
Lazard Asset Management LLC (New York)

David Pizzimenti
Managing Director, Research Analyst
Lazard Asset Management LLC (New York)

Michael Powers
Managing Director, Research Analyst
Lazard Asset Management LLC (New York)

Ganesh Ramachandran, CFA
Managing Director, Portfolio Manager/Analyst
Lazard Asset Management LLC (New York)

Eulogio (Joe) Ramos
Managing Director, Portfolio Manager/Analyst
Lazard Asset Management LLC (New York)

Sean H. Reynolds
Managing Director, Portfolio Manager/Analyst
Lazard Asset Management

Susan Roberts	Institute of Actuaries of Australia	Fellow
Managing Director
Lazard Asset Management Pacific Co. (Sydney)

Robert A. Rowland Managing Director, Portfolio Manager/Analyst	Institute of Investment Management and Research	Member

Lazard Asset Management LLC (New York)

Nina M. Saglimbeni
Managing Director, Research Analyst
Lazard Asset Management LLC (New York)

James Schachtel
Managing Director, National Sales Manager
Lazard Asset Management

9

LLC (New York)

Ulrich Schweiger
Managing Director, Portfolio Manager/Analyst
Lazard Asset Management (Deutschland), GmbH (Franfurt)

Denise S. Simon Managing Director, Portfolio Manager/Analyst	HSBC Asset Management (formerly Halbis) (former employment)

Lazard Asset Management LLC (New York)

Darrin Sokol
Managing Director, Trader
Lazard Asset Management LLC (New York)

Jeremy Taylor
Managing Director, Research Analyst
Lazard Asset Management Limited (London)

Ronald Temple, CFA	Link Community School	Trustee
Managing Director, Portfolio Manager/Analyst	Trinity Board of Visitors, Duke University	Member
Lazard Asset Management LLC (New York)

Richard Tutino, CFA	New York Society of Security Analysts	Member
Managing Director, Portfolio Manager/Analyst
Lazard Asset Management LLC (New York)

Merida Welles, CFA	New York Society of Security Analysts	Member
Managing Director, Marketing Representative
Lazard Asset Management LLC (New York)

Markus van de Weyer
Managing Director, Porfolio Manager/Analyst
Lazard Asset Management (Deutschland), GmbH (Frankfurt)

Brian D. Simon
Director, Director of Legal Affairs and Chief Compliance Officer
Lazard Asset Management LLC (New York)

Metropolitan West Asset Management, LLC

Metropolitan West Asset Management, LLC (“MetWest”) is a sub-adviser for the Registrant’s Tactical Defensive and Tactical Offensive Fixed Income Funds. The principal business address of MetWest is 865 S. Figueroa Street, Suite 1800, Los Angeles, CA 90017. MetWest is an investment adviser registered under the Advisers Act.

10

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company

Tad Rivelle Chief Investment Officer, Group Managing Director	West Gate Advisors, LLC Metropolitan West Funds	Chief Investment Officer, Managing Director Executive Vice President

Laird Landmann President, Portfolio Manager, Group Managing Director	West Gate Advisors, LLC Metropolitan West Funds	President, Portfolio Manager, Managing Director Trustee

David Lippman Chief Executive Officer, Group Managing Director	West Gate Advisors, LLC Metropolitan West Funds MWAM Distributors, LLC The TCW Group, Inc.	Chief Executive Officer, Managing Director Principal Executive Officer Chief Executive Officer Board Member

Stephen Kane Portfolio Manager, Group Managing Director	West Gate Advisors, LLC Metropolitan West Funds	Portfolio Manager, Managing Director Executive Vice President

Mitchell A. Flack Specialist Portfolio Manager, Managing Director	West Gate Advisors, LLC	Specialist Portfolio Manager

Bryan T. Whalen Specialist Portfolio Manager, Managing Director	West Gate Advisors, LLC	Specialist Portfolio Manager

A. Christopher Scibelli Director of Marketing, Managing Director	West Gate Advisors, LLC MWAM Distributors, LLC The TCW Group, Inc.	Director of Marketing, Managing Director Director of Marketing Managing Director

Patrick A. Moore Director of Client Services, Managing Director	West Gate Advisors, LLC MWAM Distributors, LLC	Director of Client Services Director of Client Services

Joseph D. Hattesohl	West Gate Advisors, LLC	Chief Financial Officer

11

Chief Financial Officer Managing Director	Metropolitan West Funds MWAM Distributors, LLC	Treasurer, Chief Financial Officer President

Vincent Bencivenga Chief Compliance Officer	MWAM Distributors, LLC Metropolitan West Funds West Gate Advisors, LLC	Chief Compliance Officer Chief Compliance Officer Chief Compliance Officer

Cal Rivelle Chief Operating Officer	West Gate Advisors, LLC	Chief Operating Officer

George P. Ristic Chief Technology Officer	West Gate Advisors, LLC	Chief Technology Officer

Parametric Portfolio Associates LLC

Parametric Portfolio Associates LLC (“Parametric”) is a sub-adviser for the Registrant’s Tactical Offensive Equity Fund. The principal business address of Parametric is 1151 Fairview Avenue North, Seattle, Washington 98109-4418. Parametric is an investment adviser registered under the Advisers Act.

None of Parametric’s directors or principal officers have held positions at any other company during the last two fiscal years.

SEI Investments Management Corporation

SIMC is the adviser for the Registrant’s funds. The principal business address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456.  SIMC is a registered investment adviser under the Investment Advisers Act of 1940.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Edward Loughlin Director & Senior Vice President

SEI Investments Company

SEI Investments Distribution Co.

SEI Global Services, Inc.

SEI Trust Company

SEI Inc.

LSV Asset Management

SEI Investments (Asia), Limited

SEI Asset Korea, Co Ltd

SEI Investments (South Africa) Limited

SEI Investments Canada Company

Executive Vice President Director Vice President Director Director Management Committee Director Director Director Director

N. Jeffrey Klauder Director, Senior Vice President & Assistant Secretary	SEI Investments Company SEI Trust Company SEI Funds, Inc SEI Investments, Inc SEI Global Investments Corp. SEI Insurance Group, Inc. SEI Advanced Capital

Executive Vice President, Chief

Compliance Officer, Assistant

Secretary

Director, Vice President

Vice President, Secretary

Vice President, Secretary

Director, Vice President,

Secretary

Director, Vice President,

Assistant Secretary

Director, Vice President,

12

Management, Inc

SEI Primus Holding Corp

SEI Global Services, Inc

SEI Private Trust Company

SEI SIMC Holdings, LLC

LSV Asset Management

SEI Global Capital

Investments, Inc

SEI Investments (Asia) Limited

SEI European Services

Limited U.K.

SEI Asset Korea, Co Ltd

SEI Investments Global,

Limited Ireland

Larington Limited

SEI Investments—Global Fund

Services Limited

SEI Ventures Inc.

SEI Investments Management

Corporation Delaware, LLC

SIMC Subsidiary LLC

SEI Investments Development Inc

SEI Investments Global Funds

Services

SEI Investments Canada Company

SEI Institutional Transfer

Agent, Inc.

Secretary

Vice President, Assistant

Secretary

Director, Senior Vice President,

Assistant Secretary

Director, Vice President

Manager

Management Committee

Vice President, Secretary

Director

Director

Director

Director

Director

Director

Vice President, Secretary

Vice President, Secretary

Manager

Vice President, Secretary

Vice President, Assistant

Secretary

Director

Director, Senior Vice President

Wayne Withrow Director & Senior Vice President

SEI Investments Company

SEI Investments Distribution Co.

SEI Global Services Inc

SEI Investments Global

(Cayman) Limited

SEI Global Holdings

(Cayman) Inc

SEI Investments—Global Fund

Services Limited

SEI Investments Global

(Bermuda) Ltd

Executive Vice President Director Director, Senior Vice President Director Chairman of the Board, Chief Executive Officer Director Director, President

Joseph P. Ujobai Director & Senior Vice President

SEI Investments Company

SEI Global Investments Corp

SEI Global Services, Inc

SEI Investments (Asia), Limited

SEI Investments (Europe) Ltd

UK/GER/NL

SEI Global Nominee Ltd

SEI European Services

Limited U.K.

SEI Asset Korea, Co. Ltd

SEI Investments—Unit Trust

Management (UK) Limited

SEI Investments Global,

Executive Vice President President Senior Vice President Director Managing Director Director Director Director, Chairman of the Board Director Director

13

	Limited Ireland SEI Investments (South Africa) Limited SEI Investments Canada Company	Director Director, President

Kevin Barr Director & President	SEI Investments Company SEI Investments Distribution Co. SEI Global Services Inc.	Executive Vice President President, Chief Executive Officer Vice President

Kathy Heilig Vice President & Treasurer	SEI Investments Company SEI Funds Inc SEI Investments, Inc SEI Global Investments Corp SEI Insurance Group, Inc SEI Advanced Capital Management, Inc

Vice President, Controller &

Chief Accounting Officer

Director, Vice President, Treasurer

Director, Vice President, Treasurer

Director, Vice President &

Treasurer

Vice President, Treasurer

Director, Vice President, Treasurer

SEI Primus Holding Corp

SEI Global Services, Inc.

SEI Global Capital Investments,

Inc

SEI Investments Global (Cayman)

Limited

SEI Investments Global Holdings

(Cayman) Inc

SEI Ventures, Inc

SEI Investments Management

Corporation Delaware, LLC

SEI Investments Developments

Inc

SEI Investments Global Funds

Services

Director, Vice President, Treasurer

Treasurer

Director, Vice President, Treasurer

Vice President, Treasurer

Vice President, Assistant

Secretary & Treasurer

Director, Vice President, Treasurer

Manager, Vice President,

Treasurer

Director, Vice President, Treasurer

Vice President, Treasurer

Timothy D. Barto General Counsel, Vice President & Secretary

SEI Investments Company

SEI Funds Inc

SEI Global Services Inc

SEI SIMC Holdings, LLC

SEI Investments Global

(Bermuda) Ltd

SIMC Subsidiary LLC

SEI Investments Global Funds

Services

SEI Institutional Transfer

Agent, Inc.

Vice President—Legal, Assistant Secretary Vice President Vice President & Assistant Secretary Manager Vice President Manager General Counsel, Vice President & Secretary General Counsel, Secretary

Aaron Buser Vice President & Assistant Secretary	SEI Institutional Transfer Agent, Inc.	Vice President, Assistant Secretary

Felicity Jay	—	—

14

Vice President & Assistant Secretary

David McCann Vice President & Assistant Secretary	SEI Institutional Transfer Agent, Inc.	Vice President, Assistant Secretary

James Ndiaye Vice President & Assistant Secretary	SEI Investments Global Funds Services SEI Institutional Transfer Agent, Inc.	Vice President & Assistant Secretary Vice President, Assistant Secretary

Stephanie Cavanagh Chief Compliance Officer	—	—

Kevin Crowe Vice President	SEI Global Services Inc.	Vice President

Michael Farrell Vice President	SEI Private Trust Company	Trust Officer

John Fisher Vice President	—	—

Linda Kerr Vice President	—	—

Paul Klauder Vice President	SEI Global Services Inc SEI Investments Canada Company	Vice President Vice President

John W. Lau Vice President	—	—

Theodore Kokas Vice President	—	—

John J. McCue Vice President	—	—

Greg McIntire Vice President	—	—

Dave McLaughlin Vice President	—	—

Roger Messina Vice President	SEI Global Services Inc SEI Investments Canada Company	Vice President Vice President

James Micelli Vice President	SEI Global Services Inc	Vice President

James V. Morris Vice President	SEI Global Services Inc	Vice President

Stephen Onofrio Vice President	SEI Global Services Inc	Vice President

Sandra M. Schaufler	—	—

15

Vice President

Sean Simko Vice President	—	—

James Smigiel Vice President	—	—

Robert Wrzesniewski Vice President	SEI Global Services Inc	Vice President

Thornburg Investment Management, Inc.

Thornburg Investment Management, Inc. (“TIM”) is a sub-adviser for the Tactical Offensive Equity Fund. The principal business address of TIM is 2300 North Ridgetop Road, Santa Fe, New Mexico 87506. TIM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Garrett Thornburg, Chairman	Thornburg Investment Trust Thornburg Securities Corp. Thornburg Mortgage Advisory Corp.	Chairman of Trustees Chairman President to 2009

Brian J. McMahon, CEO, President, CIO, Managing Director	Thornburg Investment Trust	Trustee, President

Wellington Management Company, LLP

Wellington Management Company, LLP (“Wellington Management”) is a sub-adviser for the Registrant’s Tactical Defensive and Tactical Offensive Fixed Income Funds. The principal business address of Wellington Management is 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is an investment adviser registered under the Advisers Act.

During the last two fiscal years, no partner of Wellington Management has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management.

16

ITEM 32. PRINCIPAL UNDERWRITER.

(a)                                 Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant’s distributor, SEI Investments Distribution Co. (the “Distributor”), acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Liquid Asset Trust	November 29, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors’ Inner Circle Fund	November 14, 1991
The Advisors’ Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
CNI Charter Funds	April 1, 1999
iShares Inc.	January 28, 2000
iShares Trust	April 25, 2000
Optique Funds, Inc. (f/k/a JohnsonFamily Funds, Inc.)	November 1, 2000
Causeway Capital Management Trust	September 20, 2001
BlackRock Funds III (f/k/a Barclays Global Investors Funds)	March 31, 2003
The Arbitrage Funds	May 17, 2005
ProShares Trust	November 14, 2005
Community Reinvestment Act Qualified Investment Fund	January 8, 2007
SEI Alpha Strategy Portfolios, LP	June 29, 2007
TD Asset Management USA Funds	July 25, 2007
SEI Structured Credit Fund, LP	July 31, 2007
Wilshire Mutual Funds, Inc.	July 12, 2008
Wilshire Variable Insurance Trust	July 12, 2008
Global X Funds	October 24, 2008
ProShares Trust II	November 17, 2008
FaithShares Trust	August 7, 2009
Schwab Strategic Trust	October 12, 2009
RiverPark Funds	September 8, 2010

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments.  These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

(b)                                 Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B.  Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

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	Position and Office	Positions and Offices
Name	with Underwriter	with Registrant
William M. Doran	Director	Trustee
Edward D. Loughlin	Director	—
Wayne M. Withrow	Director	—
Kevin P. Barr	President & Chief Executive Officer	—
Maxine J. Chou	Chief Financial Officer, Chief Operations Officer, & Treasurer	—
Karen E. LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—
John C. Munch	General Counsel & Secretary	—
Mark J. Held	Senior Vice President	—
Lori L. White	Vice President & Assistant Secretary	—
John P. Coary	Vice President & Assistant Secretary	—
John J. Cronin	Vice President	—
Robert M. Silvestri	Vice President	—

(c) Not applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, as amended, and the Rules thereunder will be maintained at the offices of:

1)	Adviser Managed Trust
One Freedom Valley Drive
Oaks, Pennsylvania 19456

2)	SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

3)	SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

4)	Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

5)	SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

6)	AQR Capital Management, LLC
2 Greenwich Plaza, 3rd Floor
Greenwich, Connecticut 06830

Aronson+Johnson+Ortiz, LP

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230 South Broad Street, 20th Floor
Philadelphia, Pennsylvania 19102

Artisan Partners Limited Partnership
875 E. Wisconsin Avenue, Suite 800
Milwaukee, Wisconsin 53202

Brown Investment Advisory Incorporated
901 South Bond Street, Suite 400
Baltimore, Maryland 21231

Causeway Capital Management LLC
11111 Santa Monica Boulevard, 15th Floor
Los Angeles, California 90025

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112

Metropolitan West Asset Management LLC
865 S. Figueroa Street, Suite 1800
Los Angeles, California 90017

Parametric Portfolio Associates
1151 Fairview Avenue North
Seattle, Washington 98109-4418

Thornburg Investment Management Inc.
2300 North Ridgetop Road
Santa Fe, New Mexico 87506

Wellington Management Company, LLP
280 Congress Street
Boston, Massachusetts 02210

ITEM 34. MANAGEMENT SERVICES.

None.

ITEM 35. UNDERTAKINGS.

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 2 to the Registration Statement No. 333-169727 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 24th day of January, 2011.

ADVISER MANAGED TRUST

/s/ Robert A. Nesher
Robert A. Nesher
Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 24th day of January, 2011.

	Signature	Title

	*	Trustee
William M. Doran

	*	Trustee
Rosemarie Greco

	*	Trustee
Hubert L. Harris, Jr.

	*	Trustee
Mitchell A. Johnson

	*	Trustee
Nina Lesavoy

	*	Trustee
George J. Sullivan, Jr.

	*	Trustee
James Williams

	/S/ ROBERT A. NESHER	Trustee, President and Chief Executive Officer
Robert A. Nesher

	/S/ STEPHEN F. PANNER	Treasurer and Principal Financial Officer
Stephen F. Panner

*By:	/S/ROBERT A. NESHER
Robert A. Nesher
Attorney-in-Fact

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EXHIBIT INDEX

Exhibit Number	Description

EX-99.B(d)(1)	Investment Advisory Agreement between the Registrant and SEI Investments Management Corporation (“SIMC”) is filed herewith.

EX-99.B(d)(2)	Investment Sub-Advisory Agreement between SIMC and AQR Capital Management, LLC is filed herewith.

EX-99.B(d)(3)	Investment Sub-Advisory Agreement between SIMC and Aronson+Johnson+Ortiz, LP is filed herewith.

EX-99.B(d)(4)	Investment Sub-Advisory Agreement between SIMC and Artisan Partners Limited Partnership is filed herewith.

EX-99.B(d)(5)	Investment Sub-Advisory Agreement between SIMC and Brown Investment Advisory Incorporated is filed herewith.

EX-99.B(d)(6)	Investment Sub-Advisory Agreement between SIMC and Causeway Capital Management LLC is filed herewith.

EX-99.B(d)(7)	Investment Sub-Advisory Agreement between SIMC and Lazard Asset Management LLC is filed herewith.

EX-99.B(d)(8)	Investment Sub-Advisory Agreement between SIMC and Metropolitan West Asset Management LLC is filed herewith.

EX-99.B(d)(9)	Investment Sub-Advisory Agreement between SIMC and Parametric Portfolio Associates is filed herewith.

EX-99.B(d)(10)	Investment Sub-Advisory Agreement between SIMC and Thornburg Investment Management Inc. is filed herewith.

EX-99.B(d)(11)	Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP is filed herewith.

EX-99.B(e)	Distribution Agreement between the Registrant and SEI Investments Distribution Co. (“SIDCo.”) is filed herewith.

EX-99.B(g)	Form of Custodian Agreement between the Registrant and Brown Brothers Harriman & Co. is filed herewith.

EX-99.B(h)	Administration and Transfer Agency Agreement between the Registrant and SEI Investments Global Funds Services (“SEIGFS”) is filed herewith.

EX-99.B(i)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, is filed herewith.

EX-99.B(j)	Consent of Independent Registered Public Accounting Firm, KPMG LLP, is filed herewith.

EX-99.B(p)(1)	Code of Ethics for the Registrant is filed herewith.

EX-99.B(p)(2)	Code of Ethics of SIMC is filed herewith.

EX-99.B(p)(3)	Code of Ethics of SIDCo. is filed herewith.

EX-99.B(p)(4)	Code of Ethics of SEIGFS is filed herewith.

EX-99.B(p)(5)	Code of Ethics of AQR Capital Management, LLC is filed herewith.

EX-99.B(p)(6)	Code of Ethics of Aronson+Johnson+Ortiz, LP is filed herewith.

EX-99.B(p)(7)	Code of Ethics of Artisan Partners Limited Partnership is filed herewith.

EX-99.B(p)(8)	Code of Ethics of Brown Investment Advisory Incorporated is filed herewith.

EX-99.B(p)(9)	Code of Ethics of Causeway Capital Management LLC is filed herewith.

EX-99.B(p)(10)	Code of Ethics of Lazard Asset Management LLC is filed herewith.

EX-99.B(p)(11)	Code of Ethics of Metropolitan West Asset Management LLC is filed herewith.

EX-99.B(p)(12)	Code of Ethics of Parametric Portfolio Associates is filed herewith.

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EX-99.B(p)(13)	Code of Ethics of Thornburg Investment Management Inc. LLC is filed herewith.

EX-99.B(p)(14)	Code of Ethics of Wellington Management Company, LLP is filed herewith.

EX-99.B(q)

Powers of Attorney for Robert A. Nesher, William M. Doran, Rosemarie Greco, Hubert L. Harris, Jr., Mitchell A. Johnson, Nina Lesavoy, Stephen F. Panner, George J. Sullivan, Jr. and James Williams are filed herewith.

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